UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

ANNUAL REPORT

December 31, 2015

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

JNL Series Trust and JNL Variable Fund LLC

December 31, 2015

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2015, together with Management’s Discussion of Fund Performance for each of the Funds.

December 2015 marked the much anticipated hike in the U.S. Federal Reserve (“Fed”) Funds rate, which conveyed the Fed’s stance that domestic economic conditions have sufficiently improved to warrant the commencement of interest policy normalization. Throughout 2015, the U.S. economy displayed a positive growth trend, albeit somewhat moderate, across many key factors. The unemployment rate fell to 5.0% in Q4 from 5.5% during Q1 2015. Non-farm payrolls surprised to the upside, the Conference Board’s consumer confidence measure ticked up on job and wage optimism, while domestic industries (such as housing and consumer spending) also remained robust. As 2015 drew to a close, however, an appreciating U.S. Dollar, weaker global demand precipitated by a slowdown in China, and drastically lower commodity prices weighed on the manufacturing sector, which slipped to contractionary levels. Against this backdrop, U.S. inflation expectations also remained fairly muted.

Domestic equities, as represented by the Russell 3000 Index, eked out their seventh consecutive year of gains, returning 0.48% for the year on a total return basis. After reaching new record highs in May, equities suffered a correction in the 3rd quarter, initially triggered by a surprise devaluation of the Chinese Yuan. Blue chip, large-cap equities broadly outperformed small- and mid-cap equities, despite earnings pressure from a stronger U.S. Dollar, which created headwinds for large multi-national companies. Consumer discretionary was the leading sector, returning 10.11%, while energy returned -21.12% due to sharply falling oil prices. From a style standpoint, growth significantly outperformed value equities, due in part to the significantly higher energy exposure within value equity indices.

Despite the continued growth in the U.S., most international markets were hampered by slowing growth, geopolitical tensions, falling commodity prices and deflation in some areas, including the Eurozone. Growth was also mixed for emerging market countries. Developed international equities, as represented by the Morgan Stanley Capital International (“MSCI”) EAFE Index, returned -0.81% during the year (in U.S. Dollar terms). However, in local currency terms, it returned 5.33%, reflecting slightly improving corporate fundamentals in addition to continued accommodative monetary policy by the European Central Bank and the Bank of Japan. Japanese equities fared the best, returning 9.57% (in U.S. Dollar terms). Australian equities, which were hampered by a commodity downturn, returned -9.95% (in U.S. Dollar terms).

Emerging market equities suffered their worst performance year since 2011, returning -14.92%. There were numerous headwinds for the asset class during 2015, including a strengthening U.S. Dollar, a slowdown of growth in China, sharply lower commodity prices, deteriorating fundamentals in certain countries, heightened geopolitical tensions and investor outflows. Within the “BRIC” countries, returns varied significantly: Brazilian equities returned -41.37%, Chinese equities returned -7.82%, Indian equities returned -6.12%, and Russian equities returned 4.21% (all in U.S. Dollar terms).

U.S. bonds, as represented by the Barclays U.S. Aggregate Bond Index, managed a slightly positive return of 0.55%. Treasury yields rose across the board, especially at the front end of the yield curve, as markets priced in an eventual Fed tightening that occurred late in the year. Agency mortgages and Treasuries were the leading sectors, returning 1.51% and 0.84% as measured by the Barclays U.S. Agency Fixed Rate MBS Index and Barclays U.S. Treasury Index, respectively. Meanwhile, both investment grade corporate and high yield bonds underperformed, with the latter falling sharply due in part to exposure to poor performing energy and materials sectors as well as pickup on volatility that led to spread widening. High yield bonds, as represented by the Barclays U.S. Corporate High Yield Bond Index, returned -4.47%. Non-U.S. Dollar bonds, including emerging markets debt, significantly underperformed due in part to a strengthening U.S. Dollar. For the second consecutive year, local currency emerging markets debt was the worst performing sector for the year, down 14.92% as measured by the JPMorgan GBI – Emerging Markets Global Diversified Index.

Alternative assets were mixed during the year and generally underperformed the broad market. A strengthening U.S. Dollar created significant headwinds for various alternative assets including commodities and global infrastructure. Commodities suffered their worst year since 2008, as the Bloomberg Commodity Index returned -24.66%. Global developed real estate managed to produce a slightly positive return of 0.05%, as measured by the FTSE/EPRA NAREIT Developed Index. Most alternative strategies also produced negative returns during the year, with the Wilshire Liquid Alternative Index returning -3.47%. Relative value strategies returned -2.80%; multi-strategy funds returned -2.95%, global macro strategies returned -2.96%, event driven strategies returned -4.00%, and equity hedged strategies returned -5.04%, all as measured by their respective Wilshire Liquid Alternative sub-index.

Looking ahead to 2016, we expect divergent economic growth and monetary policy among major developed and emerging market countries. Our base case is that the U.S. will have another year of modest gross domestic product (“GDP”) growth and the Fed will continue on the path of rate normalization in a gradual fashion. Meanwhile, Europe and Japan will likely continue their quantitative easing programs, which should be supportive of modest economic growth. We continue to expect weakness within emerging markets as China’s economy pivots more toward services and less infrastructure spending, which will present challenging conditions for countries tied to the commodity complex. How China transitions its economy and the impact of Fed rate normalization will be critical issues to monitor over the course of the year that could impact our outlook.

Ultimately, these converging trends may lead to heightened volatility in 2016. While this may cause gyrations in returns and uncertainty over the short term, it could also present long-term opportunities for active managers who are able to take advantage of valuation anomalies that are presented by dislocations.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

Trustee, President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2015

Domestic Equity
S&P 500 Index	1.38%
Russell 1000 Index	0.92
Russell 2000 Index	-4.41
Russell 3000 Index	0.48

Fixed Income
Barclays Global Aggregate Bond Index	-3.15%
Barclays U.S. Aggregate Bond Index	0.55
Barclays U.S. Corporate High Yield Bond Index	-4.47

Developed International Equity
MSCI All Country World ex-U.S. Index	-5.66%
MSCI EAFE Index	-0.81

Emerging Markets
MSCI Emerging Markets Index	-14.92%

Alternative Assets
Bloomberg Commodity Index	-24.66%
FTSE EPRA/NAREIT Developed Index	0.05

Alternative Strategy
Wilshire Liquid Alternative Index	-3.47%

Domestic Equity: It was an up and down year for U.S. equities in 2015. After posting notable gains across the market-cap spectrum during the first half of the year, stocks corrected sharply during the third quarter before rebounding in the fourth to finish the year with a slight overall gain. Economic concerns and a surprise currency devaluation in China sparked the late summer correction, while the U.S. Federal Reserve’s (“Fed”) first interest rate hike in nine years added to market volatility in December. Large-cap and higher-quality stocks outperformed, especially during the choppier second half of the year, as evident by the stronger gains of the S&P 500 Index versus the small-cap oriented Russell 2000 Index. The continued sharp decline in oil prices battered a suddenly fragile energy sector, the worst performing area of the market. From a style standpoint, growth stocks significantly outperformed value stocks due in part to the significantly higher energy exposure within value indices.

Fixed Income: U.S. bonds managed a modestly positive return for 2015, despite rising Treasury yields across the board and the Fed’s much anticipated rate hike in December. Government-backed mortgage securities and U.S. Treasuries were the leading sectors, returning 1.51% and 0.84%, respectively. Corporate bonds, both investment grade and high yield, fell sharply, with high-yield bonds negatively affected by falling energy prices that raised concerns about the stability of energy companies and their ability to service their debt. Foreign bonds, especially emerging markets debt, significantly underperformed in the face of the continued strength of the U.S. Dollar that reduced the value of locally-priced debt securities.

Developed International Equity: After outperforming U.S. equities for much of 2015, developed international stocks eventually succumbed to the stronger U.S. Dollar during the last two months of the year to finish in negative territory. Performance in local currency terms was strong, however—up 5.33%—reflecting slightly improving corporate fundamentals in addition to continued accommodative monetary policy by the European Central Bank and the Bank of Japan. Japanese equities fared the best, returning 9.57%, while Australian equities, which were hampered by a commodity downturn, returned -9.95%.

Emerging Markets: Emerging market equities suffered their worst year since 2011, falling nearly 15% during the year. The strengthening U.S. Dollar, a slowdown of growth in China, sharply lower commodity prices, deteriorating fundamentals in certain countries, heightened geopolitical tensions, and large outflows of investor assets all contributed to the sharp decline. Brazilian equities fell -41.37% amid the fallout of an ongoing corruption and bribery scandal that has shaken confidence in the government and helped to throw the economy into recession. Chinese and Indian equity markets also posted hefty losses for the year.

Alternative Assets: Alternative assets were shaken by the ongoing onslaught to commodities. The sector suffered its worst year since 2008 in losing nearly 25% in 2015. Again, a strong U.S. Dollar was the main culprit in bringing down commodities, as well as associated plays on global infrastructure. Global developed real estate managed to finish flat after struggling for much of the year at the prospect of rising U.S. interest rates.

Alternative Strategy: Most alternative investment strategies produced negative returns during the year, with the Wilshire Liquid Alternative Index returning -3.47%. Relative value, global macro, event driven, and equity hedged strategies all underperformed the mainstay benchmarks for traditional U.S. stock and bond investments, the S&P 500 Index and Barclays U.S. Aggregate Bond Indexes.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital DowSM Index Fund

Portfolio Composition†:

Industrials	19.7%
Information Technology	17.6
Consumer Discretionary	16.7
Financials	15.0
Health Care	12.3
Consumer Staples	7.4
Energy	6.7
Materials	2.7
Telecommunication Services	1.9

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Dow Index Fund underperformed its benchmark by posting a return of -0.64% for Class A shares compared to 0.21% for the Dow Jones Industrial Average.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA. The thirty companies are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA. The 30 companies are selected only once annually on the Stock Selection Date which was in January 2015.

Largest contributors to and detractors from the Fund’s performance: McDonald’s Corp. (+26.1%) and E.I. du Pont de Nemours & Co. (+38.7%) contributed 1.5% and 0.8%, respectively, to the Fund’s return while Caterpillar Inc. (-22.6%) and Chevron Corp. (-19.8%) detracted -2.4% and -2.3%, respectively, from the Fund’s return. Consumer discretionary (+17.7%) and information technology (+4.3%) contributed 2.5% and 0.8%, respectively, to the Fund’s return while energy (-14.7%) and industrials (-4.4%) detracted -3.8% and -0.6%, respectively, from the Fund’s return.

JNL/Mellon Capital Global 30 Fund

Portfolio Composition†:

Financials	19.5%
Energy	16.8
Consumer Discretionary	15.8
Industrials	13.6
Consumer Staples	10.4
Health Care	10.0
Telecommunication Services	6.6
Utilities	3.4
Information Technology	3.1
Short Term Investments	0.8

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Global 30 Fund underperformed its benchmark by posting a return of -8.25% for Class A shares compared to -0.87% for the MSCI World IndexSM.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in the their respective index.

Largest contributors to and detractors from the Fund’s performance: General Electric Co. (+23.3%)

and McDonald’s Corp. (+21.4%) contributed 0.9% and 0.7%, respectively, to the Fund’s performance while PetroChina Co. Ltd. (-34.9%) and China Petroleum & Chemical Corp. (-22.6%) detracted -2.1% and -1.3%, respectively, from the Fund’s return. Industrials (+11.2%) and health care (+6.9%) contributed 1.3% and 0.4%, respectively, to the Fund’s return while energy (-18.0%) and financials (-15.3%) detracted -3.9% and -3.3%, respectively, from the Fund’s return. The U.S. (+9.6%) contributed 3.0% to the Fund’s return while China (-23.4%), the U.K. (-7.6%) and Hong Kong (-3.6%) detracted -7.7%, -2.6% and -0.2%, respectively, from the Fund’s return.

JNL/Mellon Capital Nasdaq® 25 Fund

Portfolio Composition†:

Information Technology	56.7%
Health Care	24.1
Consumer Discretionary	12.3
Consumer Staples	6.2
Investment Companies	0.5
Short Term Investments	0.2

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Nasdaq 25 Fund underperformed its benchmark by posting a return of 1.43% for Class A shares compared to 9.77% for the Nasdaq 100 Index.

The investment objective of the Fund is total return. The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 25 strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq 100 Index. The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected. The 25 companies are selected only once annually on the Stock Selection Date which was in January 2015.

Largest contributors to and detractors from the Fund’s performance: Microsoft Corp. (+20.0%) and eBay Inc. (+17.3%) contributed 2.1% and 0.9%, respectively, to the Fund’s return while Western Digital Corp. (-44.5%) and Seagate Technology Plc (-43.0%) detracted -1.1% and -0.9%, respectively, from the Fund’s return. Information technology (+2.9%) and health care (+3.1%) contributed 1.9% and 0.6%, respectively, to the Fund’s return while consumer discretionary (-1.9%) detracted -0.6% from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital S&P® 24 Fund

Portfolio Composition†:

Consumer Staples	15.4%
Health Care	15.1
Financials	14.3
Materials	12.0
Industrials	11.7
Information Technology	11.3
Energy	11.1
Consumer Discretionary	9.1

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital S&P 24 Fund underperformed its benchmark by posting a return of -8.29% for Class A shares compared to 1.38% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation. To select the companies for the Fund, the Sub Adviser selects the eight largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the eight sectors based on highest return on assets, highest buy back yield and highest bullish indicator. The Sub Adviser then selects three companies from each of the eight sectors. The 24 companies are selected annually on the Stock Selection Date which was in January 2015.

Largest contributors to and detractors from the Fund’s performance: Dr. Pepper Snapple Group Inc. (+30.4%) and Home Depot Inc. (+26.0%) contributed 1.4% and 1.2%, respectively, to the Fund’s return while Bed Bath & Beyond Inc. (-38.3%) and CF Industries Holdings Inc. (-29.8%) detracted -1.7% and -1.4%, respectively, from the Fund’s return. Consumer staples (+10.7%) and health care (7.7%) contributed 1.5% and 1.0%, respectively, to the Fund’s return while information technology (-21.7%) and materials (-16.9%) detracted -2.9% and -2.4%, respectively, from the Fund’s return.

JNL/Mellon Capital S&P® SMid 60 Fund

Portfolio Composition†:

Financials	43.8%
Utilities	12.8
Information Technology	10.9
Consumer Discretionary	9.0
Industrials	7.5
Health Care	4.7
Telecommunication Services	2.4
Energy	2.2
Materials	2.1
Investment Companies	0.3
Short Term Investments	4.3

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital S&P SMid 60 Fund underperformed its primary benchmark by posting a return of -5.05% for Class A shares compared to

-2.18% for the S&P MidCap 400 Index. The Fund underperformed its other benchmark the S&P Smallcap 600 Index, which returned -1.97%.

The investment objective of the Fund is to provide capital appreciation. The Fund seeks to achieve its objective by identifying small and mid capitalization companies with improving fundamental performance and sentiment. The Sub Adviser follows a process that attempts to select small and mid cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies. The Sub Adviser selects the 60 companies from stocks that comprise the S&P MidCap 400 Index and the S&P SmallCap 600 Index according to a screening process that considers average daily dollar trading volume, price to book ratio, 3 month price appreciation and ratio of cash flow per share to stock price. The 30 companies selected from the

S&P MidCap 400 Index are given twice the weight of the 30 companies selected from the S&P SmallCap 600 Index. The 60 companies are selected annually on the Stock Selection Date which was in January 2015.

Largest contributors to and detractors from the Fund’s performance: First Niagara Financial Group Inc. (+36.8%) and Fairchild Semiconductor International Inc. (+29.0%) contributed 0.9% and 0.7%, respectively, to the Fund’s return while Helix Energy Solutions Group Inc. (-73.3%) and Community Health Systems Inc. (-51.3%) detracted -1.5% and -1.3%, respectively, from the Fund’s return. Financials (+4.0%) and utilities (+5.5%) contributed 1.7% and 0.8%, respectively, to the Fund’s return while energy (-55.6%) and consumer discretionary (-24.2%) detracted -3.0% and -2.5%, respectively, from the Fund’s return.

JNL/Mellon Capital JNL 5 Fund

Portfolio Composition†:

Industrials	15.4%
Consumer Staples	14.5
Consumer Discretionary	13.3
Health Care	11.7
Energy	8.6
Telecommunication Services	8.2
Information Technology	7.4
Financials	7.3
Materials	5.3
Utilities	5.0
Investment Companies	0.1
Short Term Investments	3.2

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital JNL 5 Fund underperformed its benchmark by posting a return of -3.02% for Class A shares compared to 1.38% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies: 20% in the Dow 10 strategy, a dividend yielding strategy; 20% in the S&P 10 strategy, a blended valuation momentum strategy; 20% in the Global 15 strategy, a dividend yielding strategy; 20% in the 25 strategy, a dividend yielding strategy; and 20% in the Select Small Cap strategy, a small capitalization strategy. Each of these strategies is the same as the principal investment strategy of the similarly named strategy described in the JNL Variable

Fund LLC statutory prospectus. The companies are selected only once annually on the Stock Selection Date which was in January 2015.

Largest contributors and detractors to the Fund’s performance: General Electric Co. (+23.3%) and Kroger Co. (+32.6%) contributed 1.0% and 0.6%, respectively, to the Fund’s return while Micron Technology Inc. (-59.6%) and HP Inc. (-39.1%) detracted -1.3% and -0.6%, respectively, from the Fund’s return. Consumer staples (+11.4%) and consumer discretionary (+7.6%) contributed 1.3% and 1.0%, respectively, to the Fund’s return while energy (-29.1%) and financials (-11.5%) detracted -3.3% and -1.2%, respectively, from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Communications Sector Fund

Portfolio Composition†:

Telecommunication Services	91.6%
Short Term Investments	8.4

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Communications Sector Fund underperformed its benchmark by posting a return of 2.73% for Class A shares compared to 3.40% for the MSCI USA IMI Telecommunications Services 25/50 Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. The Fund invests under normal circumstances at least 80% of its assets in the stocks in MSCI USA IMI Telecommunications 25/50 Services Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunications 25/50 Services Index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: AT&T Inc. (+2.4%) and T-Mobile U.S. Inc. (+45.2%) contributed 1.8% and 1.2%, respectively, to the Fund’s return while CenturyLink Inc. (-36.4%) and Frontier Communications Corp. (-30.0%) detracted -1.6% and -0.6%, respectively, from the Fund’s return. Telecommunications (3.0%), information technology (+41.8%) and financials (+8.9%) contributed 3.0%, 0.6% and 0.0%, respectively, to the Fund’s return. There were no other sectors held by the Fund.

JNL/Mellon Capital Consumer Brands Sector Fund

Portfolio Composition†:

Consumer Discretionary	96.0%
Short Term Investments	4.0

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Consumer Brands Sector Fund underperformed its benchmark by posting a return of 5.90% for Class A shares compared to 6.55% for the MSCI USA IMI Consumer Discretionary Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Amazon Inc. (+117.8%) and Home Depot Inc. (+26.0%) contributed 4.8% and

1.3%, respectively, to the Fund’s return while Time Warner Inc. (-24.3%) and Twenty-First Century Fox Inc. (-29.3%) each detracted -0.5% from the Fund’s return. Consumer discretionary (+6.6%) contributed 6.5% to the Fund’s return while allocations to consumer staples, financials, telecommunication services and information technology were not significant to the Fund with contributions to or detractors from of less than 0.0% of the Fund’s return.

JNL/Mellon Capital Financial Sector Fund

Portfolio Composition†:

Financials	98.3%
Short Term Investments	1.7

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Financial Sector Fund underperformed its benchmark by posting a return of -1.12% for Class A shares compared to -0.52% for the MSCI USA IMI Financial Index (Gross ). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. The Fund invested under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financial Index in proportion to their market capitalization weighting in the MSCI USA IMI Financial Index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: JPMorgan Chase & Co. (+5.5%) and Public Storage (+34.0%) contributed 0.5% and 0.3%, respectively, to the Fund’s return while American Express Co. (-25.3%) and Berkshire Hathaway Inc. (-12.1%) each detracted -0.5% from the Fund’s return. Consumer discretionary (+8.8%) contributed less than 0.0% to the Fund’s return while financials (-0.5%) detracted -0.5% from the Fund’s return. There were no other sectors held by the Fund.

JNL/Mellon Capital Healthcare Sector Fund

Portfolio Composition†:

Health Care	97.3%
Short Term Investments	2.7

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Healthcare Sector Fund underperformed its benchmark by posting a return of 6.58% for Class A shares compared to 7.20% for the MSCI USA IMI Health Care Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that meas-

ures the performance of the U.S. equity market. The Fund invested under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in MSCI USA IMI Health Care Index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Healthcare Sector Fund (continued)

Largest contributors to and detractors from the Fund’s performance: Bristol-Myers Squibb Co. (+16.5%) and UnitedHealth Group Inc. (+16.4%)

each contributed 0.6% to the Fund’s return while AbbVie Inc. (-9.5%) and Merck & Co. Inc. (-7.0%) detracted -0.3% and -0.1%, respectively, from the Fund’s return. Health care was the only sector held by the Fund

JNL/Mellon Capital OiI & Gas Sector Fund

Portfolio Composition†:

Energy	97.0%
Short Term Investments	3.0

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Oil & Gas Sector Fund underperformed its benchmark by posting a return of -23.26% for Class A shares compared to -23.05% for the MSCI USA IMI Energy Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. The Fund invested under normal circumstances at least 80% of its assets in the stocks in MSCI USA IMI Energy Index in proportion to their market capitalization weighting in MSCI USA IMI Energy Index. Since the Fund is an index fund, its portfolio manager is not selecting specific secu-

rities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Valero Energy Corp. (+42.9%) and Phillips 66 (+14.1%) contributed 0.6% and 0.3%, respectively, to the Fund’s return while Kinder Morgan Inc. (-64.7%) and Exxon Mobil Corp. (-15.7%) detracted -2.9% and -2.2%, respectively, from the Fund’s return. Energy was the only sector held by the Fund.

JNL/Mellon Capital Technology Sector Fund

Portfolio Composition†:

Information Technology	97.7%
Short Term Investments	2.3

Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/Mellon Capital Technology Sector Fund underperformed its benchmark by posting a return of 4.41% for Class A shares compared to 5.13% for the MSCI USA IMI Information Technology Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the U.S. equity market. The Fund invested under normal circumstances at least 80% of its assets in the stocks in MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in MSCI USA IMI Information Technology Index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Microsoft Corp. (+19.4%) and Alphabet Inc. (+44.6%) contributed 1.7% and 1.6%, respectively, to the Fund’s return while QUALCOMM Inc. (-32.8%) and Oracle Corp. (-18.8%) detracted -0.9% and -0.6%, respectively, from the Fund’s return. Information technology (+5.0%) contributed 5.0% to the Fund’s return while financials, consumer discretionary and industrials each contributed less than 0.1% to the Fund’s return. There were no other sectors held by the Fund.

JNL/Mellon Capital Dow Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-0.64%
5 Year	13.33
10 Year	6.67

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Global 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-8.25%
5 Year	5.38
10 Year	4.58

JNL/Mellon Capital Nasdaq 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	1.43%
5 Year	15.65
10 Year	9.02

Average Annual Total Returns for Class B Shares
1 Year	1.65%
5 Year	15.88
Since Inception	9.18
(Inception date December 3, 2007)

JNL/Mellon Capital S&P 24 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-8.29%
5 Year	9.66
Since Inception	5.23
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	-8.13%
5 Year	9.90
Since Inception	5.03
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital S&P SMid 60 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-5.05%
5 Year	7.16
Since Inception	6.44
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 Year	-4.81%
5 Year	7.41
Since Inception	6.64
(Inception date April 30, 2007)

JNL/Mellon Capital JNL 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-3.02%
5 Year	10.45
10 Year	5.17

Average Annual Total Returns for Class B Shares
1 Year	-2.88%
5 Year	10.67
10 Year	5.37

JNL/Mellon Capital Communications Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	2.73%
5 Year	8.85
10 Year	7.26

Average Annual Total Returns for Class B Shares
1 Year	2.92%
5 Year	9.09
10 Year	7.48

[1]

Effective December 31, 2015, the Fund changed its primary benchmark from the MSCI USA IMI Telecom Services 25/50 Index (Net) to the MSCI USA IMI Telecom Services 25/50 Index (Gross) to increase transparency and better reflect the tax-advantaged nature of the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Consumer Brands Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	5.90%
5 Year	16.85
10 Year	9.84

Average Annual Total Returns for Class B Shares
1 Year	6.14%
5 Year	17.09
10 Year	10.06

[1]

Effective December 31, 2015, the Fund changed its primary benchmark from the MSCI USA IMI Consumer Discretionary Index (Net) to the MSCI USA IMI Consumer Discretionary Index (Gross) to increase transparency and better reflect the tax-advantaged nature of the Fund.

JNL/Mellon Capital Financial Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-1.12%
5 Year	10.37
10 Year	0.65

Average Annual Total Returns for Class B Shares
1 Year	-0.88%
5 Year	10.61
10 Year	0.87

[1]

Effective December 31, 2015, the Fund changed its primary benchmark from the MSCI USA IMI Financials Index (Net) to the MSCI USA IMI Financials Index (Gross) to increase transparency and better reflect the tax-advantaged nature of the Fund.

JNL/Mellon Capital Healthcare Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	6.58%
5 Year	19.82
10 Year	10.54

Average Annual Total Returns for Class B Shares
1 Year	6.82%
5 Year	20.08
10 Year	10.77

[1]

Effective December 31, 2015, the Fund changed its primary benchmark from the MSCI USA IMI Healthcare Index (Net) to the MSCI USA IMI Healthcare Index (Gross) to increase transparency and better reflect the tax-advantaged nature of the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Oil & Gas Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-23.26%
5 Year	-1.46
10 Year	3.04

Average Annual Total Returns for Class B Shares
1 Year	-23.11%
5 Year	-1.26
10 Year	3.25

[1]

Effective December 31, 2015, the Fund changed its primary benchmark from the MSCI USA IMI Energy Index (Net) to the MSCI USA IMI Energy Index (Gross) to increase transparency and better reflect the tax-advantaged nature of the Fund.

JNL/Mellon Capital Technology Sector Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	4.41%
5 Year	11.99
10 Year	8.65

Average Annual Total Returns for Class B Shares
1 Year	4.75%
5 Year	12.25
10 Year	8.87

[1]

Effective December 31, 2015, the Fund changed its primary benchmark from the MSCI USA IMI Information Technology Index (Net) to the MSCI USA IMI Information Technology Index (Gross) to increase transparency and better reflect the tax-advantaged nature of the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
JNL/Mellon Capital Dow Index Fund

COMMON STOCKS - 100.1%

CONSUMER DISCRETIONARY - 16.8%
Home Depot Inc.	199	$26,342
McDonald’s Corp.	199	23,531
Nike Inc. - Class B	196	12,220
Walt Disney Co.	199	20,930

		83,023

CONSUMER STAPLES - 7.4%
Coca-Cola Co.	199	8,556
Procter & Gamble Co. (d)	199	15,817
Wal-Mart Stores Inc.	199	12,210

		36,583

ENERGY - 6.7%
Chevron Corp.	199	17,918
Exxon Mobil Corp. (d)	199	15,526

		33,444

FINANCIALS - 15.0%
American Express Co. (d)	199	13,853
Goldman Sachs Group Inc.	138	24,898
JPMorgan Chase & Co.	199	13,151
Travelers Cos. Inc. (d)	199	22,480

		74,382

HEALTH CARE - 12.3%
Johnson & Johnson (d)	199	20,460
Merck & Co. Inc.	199	10,520
Pfizer Inc.	199	6,429
UnitedHealth Group Inc.	199	23,432

		60,841

INDUSTRIALS - 19.7%
3M Co.	199	29,907
Boeing Co. (d)	199	28,800
Caterpillar Inc. (d)	199	13,536
General Electric Co. (d)	199	6,204
United Technologies Corp.	199	19,135

		97,582

INFORMATION TECHNOLOGY - 17.6%
Apple Inc.	199	20,966
Cisco Systems Inc.	199	5,408
Intel Corp.	199	6,861
International Business Machines Corp.	199	27,412
Microsoft Corp.	199	11,050
Visa Inc. - Class A (d)	199	15,446

		87,143

MATERIALS - 2.7%
E. I. du Pont de Nemours & Co.	199	13,265

TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications Inc.	199	9,206

Total Common Stocks (cost $480,202)		495,469

Total Investments - 100.1% (cost $480,202)		495,469
Other Assets and Liabilities, Net - (0.1%)		(293)

Total Net Assets - 100.0%		$495,176

	Shares	Value
JNL/Mellon Capital Global 30 Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 15.9%
Belle International Holdings Ltd.	13,081	$9,787
Li & Fung Ltd. (d)	15,879	10,739
Marks & Spencer Group Plc	1,574	10,477
McDonald’s Corp.	118	13,983
Sands China Ltd.	3,281	11,125

		56,111

CONSUMER STAPLES - 10.5%
British American Tobacco Plc	217	12,049
Procter & Gamble Co.	164	13,016
Tate & Lyle Plc	1,365	12,020

		37,085

ENERGY - 16.9%
BP Plc	2,303	11,970
Chevron Corp.	149	13,397
China Shenhua Energy Co. Ltd. - Class H	7,128	11,131
CNOOC Ltd.	10,555	10,986
Exxon Mobil Corp.	158	12,329

		59,813

FINANCIALS - 19.6%
Bank of China Ltd. - Class H	25,575	11,348
Bank of Communications Co. Ltd. - Class H	15,967	11,197
China Construction Bank Corp. - Class H	16,377	11,172
HSBC Holdings Plc	1,481	11,710
Industrial & Commercial Bank of China Ltd. - Class H	19,037	11,411
Man Group Plc	4,867	12,521

		69,359

HEALTH CARE - 10.1%
GlaxoSmithKline Plc	601	12,132
Merck & Co. Inc.	227	11,976
Pfizer Inc.	357	11,512

		35,620

INDUSTRIALS - 13.7%
BAE Systems Plc	1,763	12,982
Caterpillar Inc.	160	10,899
General Electric Co.	458	14,272
Smiths Group Plc	729	10,083

		48,236

INFORMATION TECHNOLOGY - 3.1%
International Business Machines Corp.	80	10,962

TELECOMMUNICATION SERVICES - 6.6%
Verizon Communications Inc.	259	11,968
Vodafone Group Plc	3,535	11,463
		23,431

UTILITIES - 3.4%
National Grid Plc	881	12,154

Total Common Stocks (cost $351,694)		352,771

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS - 0.8%

Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.29% (b)	2,904	2,904

Total Short Term Investments (cost $2,904)		2,904

Total Investments - 100.6% (cost $354,598)		355,675
Other Assets and Liabilities, Net - (0.6%)		(2,046)

Total Net Assets - 100.0%		$353,629

JNL/Mellon Capital Nasdaq 25 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 12.3%
Bed Bath & Beyond Inc. (c)	174	$8,399
Dollar Tree Inc. (c)	194	14,976
Liberty Interactive Corp. QVC Group - Class A (c)	584	15,953
Marriott International Inc. - Class A	265	17,772
O’Reilly Automotive Inc. (c)	110	27,822
Ross Stores Inc.	448	24,082

		109,004

CONSUMER STAPLES - 6.2%
Costco Wholesale Corp.	270	43,662
Whole Foods Market Inc.	341	11,419

		55,081

HEALTH CARE - 24.2%
Amgen Inc.	522	84,706
Express Scripts Holding Co. (c)	499	43,586
Gilead Sciences Inc.	851	86,109

		214,401

INFORMATION TECHNOLOGY - 56.8%
Apple Inc.	775	81,617
Automatic Data Processing Inc.	493	41,807
eBay Inc. (c)	820	22,537
Electronic Arts Inc. (c)	339	23,274
Fiserv Inc. (c)	260	23,799
Intel Corp.	2,296	79,081
Intuit Inc.	287	27,659
Lam Research Corp.	150	11,918
Microsoft Corp.	1,775	98,496
NXP Semiconductors NV (c)	249	20,990
Paychex Inc.	340	17,987
PayPal Holdings Inc. (c)	852	30,852
Seagate Technology	307	11,248
Western Digital Corp.	219	13,124

		504,389

Total Common Stocks (cost $830,761)		882,875

INVESTMENT COMPANIES - 0.5%
PowerShares QQQ Trust	37	4,125

Total Investment Companies (cost $4,178)		4,125

	Shares	Value
SHORT TERM INVESTMENTS - 0.2%

Investment Company - 0.2%
JNL Money Market Fund, 0.19% (a) (b)	1,834	1,834

Total Short Term Investments (cost $1,834)		1,834

Total Investments - 100.2% (cost $836,773)		888,834
Other Assets and Liabilities, Net - (0.2%)		(1,842)

Total Net Assets - 100.0%		$886,992

JNL/Mellon Capital S&P 24 Fund

COMMON STOCKS - 100.1%

CONSUMER DISCRETIONARY - 9.1%
Bed Bath & Beyond Inc. (c) (d)	393	$18,941
Home Depot Inc.	294	38,905

		57,846

CONSUMER STAPLES - 15.4%
Brown-Forman Corp. - Class B	339	33,693
Dr. Pepper Snapple Group Inc.	417	38,894
Hershey Co.	290	25,861

		98,448

ENERGY - 11.1%
Chevron Corp.	276	24,830
Exxon Mobil Corp.	330	25,712
Hess Corp.	423	20,497

		71,039

FINANCIALS - 14.3%
Allstate Corp.	433	26,906
Moody’s Corp.	317	31,791
Travelers Cos. Inc.	286	32,271
		90,968

HEALTH CARE - 15.2%
Edwards Lifesciences Corp. (c)	466	36,823
Intuitive Surgical Inc. (c)	58	31,627
Varian Medical Systems Inc. (c)	348	28,114

		96,564

INDUSTRIALS - 11.7%
3M Co.	186	28,025
C.H. Robinson Worldwide Inc.	422	26,163
Union Pacific Corp.	260	20,319

		74,507

INFORMATION TECHNOLOGY - 11.3%
Apple Inc.	280	29,507
F5 Networks Inc. (c)	230	22,290
Yahoo! Inc. (c)	606	20,158

		71,955

MATERIALS - 12.0%
CF Industries Holdings Inc.	539	21,978
Monsanto Co.	254	25,053
Sherwin-Williams Co.	114	29,600

		76,631

Total Common Stocks (cost $702,117)		637,958

Total Investments - 100.1% (cost $702,117)		637,958
Other Assets and Liabilities, Net - (0.1%)		(326)

Total Net Assets - 100.0%		$637,632

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
JNL/Mellon Capital S&P SMid 60 Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 9.4%
Ascena Retail Group Inc. (c) (d)	649	$6,393
Guess? Inc. (d)	378	7,130
Regis Corp. (c)	241	3,405
Ruby Tuesday Inc. (c) (d)	553	3,048
Scholastic Corp.	112	4,316
Stage Stores Inc. (d)	191	1,736
Time Inc.	327	5,127

		31,155

ENERGY - 2.3%
Helix Energy Solutions Group Inc. (c)	385	2,024
Rowan Cos. Plc - Class A (d)	329	5,570

		7,594

FINANCIALS - 45.8%
American Equity Investment Life Holding Co.	137	3,299
American Financial Group Inc.	131	9,449
Aspen Insurance Holdings Ltd.	181	8,760
Banner Corp.	93	4,272
Capstead Mortgage Corp.	314	2,742
Cash America International Inc.	182	5,455
Everest Re Group Ltd.	46	8,498
EZCorp Inc. - Class A (c) (d)	341	1,701
First Bancorp Inc. (c)	692	2,249
First Horizon National Corp.	596	8,651
First Niagara Financial Group Inc.	967	10,494
FNB Corp. (d)	309	4,118
Hanover Insurance Group Inc.	113	9,158
Horace Mann Educators Corp.	119	3,948
MB Financial Inc. (d)	127	4,111
OFG Bancorp (d)	245	1,797
Old National Bancorp (d)	275	3,727
Piper Jaffray Cos. (c)	69	2,777
Reinsurance Group of America Inc.	91	7,785
RenaissanceRe Holdings Ltd.	82	9,244
Selective Insurance Group Inc.	147	4,952
Synovus Financial Corp.	298	9,644
TCF Financial Corp.	510	7,199
Webster Financial Corp.	248	9,206
WR Berkley Corp.	155	8,499

		151,735

HEALTH CARE - 4.9%
Community Health Systems Inc. (c)	151	3,993
Lifepoint Health Inc. (c)	111	8,148
Magellan Health Services Inc. (c)	68	4,170

		16,311

INDUSTRIALS - 7.8%
Atlas Air Worldwide Holdings Inc. (c)	84	3,474
Briggs & Stratton Corp.	200	3,460
Navigant Consulting Inc. (c)	268	4,299
SkyWest Inc. (d)	305	5,808
Triumph Group Inc.	119	4,730
Viad Corp.	146	4,123

		25,894

INFORMATION TECHNOLOGY - 11.4%
CACI International Inc. - Class A (c)	46	4,266
Convergys Corp.	392	9,751
Fairchild Semiconductor International Inc. (c)	474	9,807
Sanmina Corp. (c)	170	3,507
TTM Technologies Inc. (c) (d)	538	3,502
Vishay Intertechnology Inc.	564	6,797

		37,630

	Shares	Value
MATERIALS - 2.2%
Domtar Corp.	199	7,370

TELECOMMUNICATION SERVICES - 2.5%
Telephone & Data Systems Inc.	325	8,425

UTILITIES - 13.4%
Allete Inc.	72	3,655
Avista Corp. (d)	112	3,956
El Paso Electric Co.	100	3,839
Great Plains Energy Inc.	276	7,526
ONE Gas Inc.	188	9,413
PNM Resources Inc.	263	8,044
Westar Energy Inc.	191	8,094

		44,527

Total Common Stocks (cost $329,149)		330,641

INVESTMENT COMPANIES - 0.3%
iShares Core S&P Mid-Cap ETF	4	598
iShares S&P SmallCap 600 Index Fund	3	293

Total Investment Companies (cost $905)		891

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 0.2%
JNL Money Market Fund, 0.19% (a) (b)	660	660

Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Prime Portfolio, 0.29% (a) (b)	14,126	14,126

Total Short Term Investments (cost $14,786)		14,786

Total Investments - 104.4% (cost $344,840)		346,318
Other Assets and Liabilities, Net - (4.4%)		(14,753)

Total Net Assets - 100.0%		$331,565

JNL/Mellon Capital JNL 5 Fund*

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 13.7%
Cablevision Systems Corp. - Class A	1,400	$44,657
Cinemark Holdings Inc.	792	26,472
L Brands Inc.	799	76,562
Leggett & Platt Inc.	650	27,331
Marriott International Inc. - Class A	897	60,158
McDonald’s Corp.	734	86,760
Other Securities		129,301

		451,241

CONSUMER STAPLES - 15.0%
Campbell Soup Co.	624	32,817
Clorox Co. (d)	260	33,035
Coca-Cola Co.	2,679	115,104
ConAgra Foods Inc.	764	32,196
General Mills Inc.	519	29,912
Kellogg Co.	422	30,494
Kimberly-Clark Corp.	236	30,040
Kroger Co.	2,148	89,831
Sysco Corp.	687	28,181
Tesco Plc (c)	16,334	35,891
Other Securities		34,975

		492,476

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
ENERGY - 8.9%
BP Plc	7,613	39,561
Chevron Corp.	626	56,353
China Petroleum & Chemical Corp. - Class H	55,112	33,096
Exxon Mobil Corp.	752	58,581
PetroChina Co. Ltd. - Class H	40,212	26,324
Phillips 66	399	32,660
Other Securities		47,055

		293,630

FINANCIALS - 7.6%
Bank of China Ltd. - Class H	78,960	35,036
China Construction Bank Corp. - Class H	53,775	36,683
Industrial & Commercial Bank of China Ltd. - Class H	60,448	36,234
Other Securities		141,961

		249,914

HEALTH CARE - 12.1%
Eli Lilly & Co.	391	32,940
GlaxoSmithKline Plc	2,167	43,756
Merck & Co. Inc.	1,169	61,756
Pfizer Inc.	3,624	116,967
Other Securities		141,922

		397,341

INDUSTRIALS - 15.9%
Caterpillar Inc. (d)	778	52,862
Delta Air Lines Inc.	1,400	70,984
Eaton Corp. Plc	416	21,648
Emerson Electric Co.	449	21,472
General Dynamics Corp.	500	68,618
General Electric Co. (d)	4,590	142,984
Southwest Airlines Co.	1,626	70,030
Waste Management Inc.	529	28,241
Other Securities		45,844

		522,683

INFORMATION TECHNOLOGY - 7.6%
Hewlett Packard Enterprise Co.	1,708	25,967
Leidos Holdings Inc.	637	35,859
Manhattan Associates Inc. (c)	330	21,804
Micron Technology Inc. (c)	2,007	28,412
Other Securities		139,060

		251,102

MATERIALS - 5.5%
Nucor Corp. (d)	576	23,231
Scotts Miracle-Gro Co. - Class A	451	29,064
Sherwin-Williams Co.	259	67,184
Sonoco Products Co.	634	25,921
Other Securities		33,457

		178,857

TELECOMMUNICATION SERVICES - 8.5%
AT&T Inc.	3,365	115,801
Verizon Communications Inc.	2,424	112,057
Vodafone Group Plc	13,708	44,453
Other Securities		8,283

		280,594

UTILITIES - 5.1%
Edison International	1,038	61,484
National Grid Plc	3,262	44,987
Other Securities		62,300

		168,771

Total Common Stocks (cost $3,243,291)		3,286,609

	Shares	Value
INVESTMENT COMPANIES - 0.1%
Other Securities		2,133

Total Investment Companies (cost $2,167)		2,133

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 0.0%
JNL Money Market Fund, 0.19% (a) (b)	1,229	1,229

Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.29% (b)	108,719	108,719

Total Short Term Investments (cost $109,948)		109,948

Total Investments - 103.3% (cost $3,355,406)		3,398,690
Other Assets and Liabilities, Net - (3.3%)		(108,511)

Total Net Assets - 100.0%		$3,290,179

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 100.0%

TELECOMMUNICATION SERVICES - 100.0%
8x8 Inc. (c)	158	$1,811
AT&T Inc.	790	27,183
Atlantic Tele-Network Inc.	23	1,809
Boingo Wireless Inc. (c)	206	1,365
CenturyLink Inc.	189	4,744
Cincinnati Bell Inc. (c)	462	1,663
Cogent Communications Holdings Inc. (d)	59	2,049
Consolidated Communications Holdings Inc. (d)	84	1,761
Fairpoint Communications Inc. (c)	94	1,518
Frontier Communications Corp. (d)	549	2,565
General Communication Inc. - Class A (c)	86	1,697
Globalstar Inc. (c) (d)	888	1,278
IDT Corp. - Class B	93	1,083
inContact Inc. (c)	186	1,777
Inteliquent Inc.	94	1,666
Iridium Communications Inc. (c) (d)	215	1,812
Level 3 Communications Inc. (c)	104	5,627
Lumos Networks Corp.	123	1,374
NII Capital Corp. (c) (d)	151	765
ORBCOMM Inc. (c) (d)	250	1,813
pdvWireless Inc. (c) (d)	38	1,048
SBA Communications Corp. (c) (d)	43	4,503
Shenandoah Telecommunications Co.	38	1,630
Spok Holdings Inc.	94	1,725
Sprint Corp. (c) (d)	482	1,743
Straight Path Communications Inc. - Class B (c) (d)	92	1,572
T-Mobile US Inc. (c)	109	4,277
Telephone & Data Systems Inc.	81	2,092
US Cellular Corp. (c) (d)	40	1,646
Verizon Communications Inc.	584	26,978
Vonage Holdings Corp. (c)	297	1,703
Windstream Holdings Inc. (d)	225	1,446

Total Common Stocks (cost $114,087)		115,723

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS - 9.2%

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	10,583	10,583

Total Short Term Investments (cost $10,583)		10,583

Total Investments - 109.2% (cost $124,670)		126,306
Other Assets and Liabilities, Net - (9.2%)		(10,609)

Total Net Assets - 100.0%		$115,697

JNL/Mellon Capital Consumer Brands Sector Fund*

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 100.0%
Amazon.com Inc. (c)	132	$89,202
AutoZone Inc. (c)	10	7,589
Carnival Corp.	138	7,499
CBS Corp. - Class B	148	6,976
Charter Communications Inc. - Class A (c) (d)	28	5,130
Chipotle Mexican Grill Inc. - Class A (c)	10	4,984
Comcast Corp. - Class A	824	46,526
Delphi Automotive Plc	94	8,075
DISH Network Corp. - Class A (c)	75	4,289
Dollar General Corp.	98	7,053
Dollar Tree Inc. (c)	74	5,687
Expedia Inc.	41	5,111
Ford Motor Co.	1,230	17,337
General Motors Co.	474	16,116
Genuine Parts Co.	51	4,346
HanesBrands Inc.	133	3,903
Home Depot Inc.	426	56,386
Johnson Controls Inc.	217	8,554
L Brands Inc. (d)	82	7,877
Las Vegas Sands Corp.	133	5,826
Liberty Global Plc - Class A (c)	4	159
Liberty Global Plc - Class A (c)	84	3,556
Liberty Global Plc - Class C (c)	10	427
Liberty Global Plc - Class C (c) (d)	203	8,262
Liberty Interactive Corp. QVC Group - Class A (c)	147	4,027
Liberty Ventures - Class A (c)	44	1,999
Lowe’s Cos. Inc.	307	23,374
Marriott International Inc. - Class A (d)	71	4,757
McDonald’s Corp.	313	36,951
Mohawk Industries Inc. (c)	21	3,951
Netflix Inc. (c)	135	15,387
Newell Rubbermaid Inc.	89	3,905
Nike Inc. - Class B	450	28,148
O’Reilly Automotive Inc. (c)	33	8,344
Omnicom Group Inc. (d)	81	6,094
Priceline Group Inc. (c) (d)	17	21,478
Ross Stores Inc.	138	7,414
Royal Caribbean Cruises Ltd.	59	5,935
Starbucks Corp.	493	29,594
Starwood Hotels & Resorts Worldwide Inc.	56	3,890
Target Corp. (d)	198	14,411
Tesla Motors Inc. (c) (d)	32	7,741
Time Warner Cable Inc.	94	17,454
Time Warner Inc.	271	17,530
TJX Cos. Inc.	224	15,895
Tractor Supply Co.	45	3,857
Twenty-First Century Fox Inc. - Class A	404	10,977
Twenty-First Century Fox Inc. - Class B	145	3,940

	Shares	Value
Under Armour Inc. - Class A (c) (d)	60	4,839
VF Corp.	113	7,060
Viacom Inc. - Class B	116	4,771
Walt Disney Co.	532	55,944
Whirlpool Corp.	26	3,847
Yum! Brands Inc.	143	10,428
Other Securities		272,692

Total Common Stocks (cost $893,631)		987,504

SHORT TERM INVESTMENTS - 4.2%

Investment Company - 0.5%
JNL Money Market Fund, 0.19% (a) (b)	4,489	4,489

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	37,089	37,089

Total Short Term Investments (cost $41,578)		41,578

Total Investments - 104.2% (cost $935,209)		1,029,082
Other Assets and Liabilities, Net - (4.2%)		(41,199)

Total Net Assets - 100.0%		$987,883

JNL/Mellon Capital Financial Sector Fund*

COMMON STOCKS - 99.7%

FINANCIALS - 99.7%
ACE Ltd.	59	$6,837
AFLAC Inc.	78	4,656
Allstate Corp.	73	4,503
American Express Co.	163	11,366
American International Group Inc. (d)	235	14,536
American Tower Corp.	77	7,419
Ameriprise Financial Inc.	32	3,452
Aon Plc - Class A	51	4,660
AvalonBay Communities Inc.	24	4,433
Bank of America Corp.	1,891	31,828
Bank of New York Mellon Corp. (a)	201	8,277
BB&T Corp.	142	5,355
Berkshire Hathaway Inc. - Class B (c)	215	28,350
BlackRock Inc.	22	7,556
Boston Properties Inc.	28	3,564
Capital One Financial Corp.	98	7,079
Charles Schwab Corp.	214	7,051
Chubb Corp.	41	5,469
Citigroup Inc.	545	28,221
CME Group Inc.	58	5,282
Crown Castle International Corp.	60	5,204
Discover Financial Services	79	4,229
Equinix Inc.	11	3,247
Equity Residential	66	5,397
Goldman Sachs Group Inc.	71	12,732
Hartford Financial Services Group Inc.	76	3,282
HCP Inc.	84	3,201
Intercontinental Exchange Inc.	21	5,508
JPMorgan Chase & Co.	670	44,232
M&T Bank Corp.	26	3,176
Marsh & McLennan Cos. Inc.	96	5,337
McGraw-Hill Financial Inc.	49	4,848
MetLife Inc.	172	8,305
Moody’s Corp.	33	3,293
Morgan Stanley	266	8,456
PNC Financial Services Group Inc. (d)	93	8,881
Progressive Corp.	107	3,395
ProLogis Inc.	95	4,091
Prudential Financial Inc.	82	6,640

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Public Storage (d)	27	6,612
Simon Property Group Inc.	56	10,911
State Street Corp.	74	4,887
SunTrust Banks Inc. (d)	93	4,005
Synchrony Financial (c)	151	4,593
T. Rowe Price Group Inc.	47	3,334
Travelers Cos. Inc.	57	6,377
U.S. Bancorp	319	13,624
Ventas Inc. (d)	60	3,388
Wells Fargo & Co.	883	48,019
Welltower Inc.	64	4,337
Other Securities		254,121

Total Common Stocks (cost $635,693)		707,556

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 0.5%
JNL Money Market Fund, 0.19% (a) (b)	3,652	3,652

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	8,770	8,770

Total Short Term Investments (cost $12,422)		12,422

Total Investments - 101.5% (cost $648,115)		719,978
Other Assets and Liabilities, Net - (1.5%)		(10,495)

Total Net Assets - 100.0%		$709,483

JNL/Mellon Capital Healthcare Sector Fund*

COMMON STOCKS - 99.7%

HEALTH CARE - 99.7%
Abbott Laboratories	1,444	$64,869
AbbVie Inc.	1,608	95,252
Aetna Inc.	339	36,670
Agilent Technologies Inc.	326	13,631
Alexion Pharmaceuticals Inc. (c)	219	41,802
Alkermes Plc (c)	145	11,515
Allergan Plc (c)	382	119,461
AmerisourceBergen Corp.	200	20,764
Amgen Inc.	736	119,535
Anthem Inc. (d)	254	35,448
Baxalta Inc.	524	20,438
Baxter International Inc.	529	20,168
Becton Dickinson & Co.	204	31,396
Biogen Inc. (c)	228	69,914
BioMarin Pharmaceutical Inc. (c)	156	16,353
Boston Scientific Corp. (c)	1,302	24,017
Bristol-Myers Squibb Co.	1,619	111,404
Cardinal Health Inc.	319	28,452
Celgene Corp. (c)	767	91,831
Cerner Corp. (c)	301	18,109
CIGNA Corp.	249	36,474
CR Bard Inc.	72	13,680
DaVita HealthCare Partners Inc. (c)	169	11,756
Edwards Lifesciences Corp. (c)	209	16,500
Eli Lilly & Co.	969	81,666
Endo International Plc (c)	208	12,744
Express Scripts Holding Co. (c)	657	57,410
Gilead Sciences Inc.	1,425	144,161
HCA Holdings Inc. (c)	322	21,769
Henry Schein Inc. (c) (d)	81	12,868
Humana Inc.	145	25,825
Illumina Inc. (c)	140	26,915
Incyte Corp. (c)	157	17,018
Intuitive Surgical Inc. (c)	36	19,592

	Shares	Value
Johnson & Johnson	2,688	276,110
Laboratory Corp. of America Holdings (c)	97	12,035
McKesson Corp.	226	44,573
Medtronic Plc	1,376	105,812
Merck & Co. Inc.	2,735	144,462
Mylan NV (c)	405	21,892
Perrigo Co. Plc	143	20,633
Pfizer Inc.	5,988	193,277
Regeneron Pharmaceuticals Inc. (c)	74	40,291
St. Jude Medical Inc.	273	16,864
Stryker Corp.	329	30,585
Thermo Fisher Scientific Inc.	386	54,802
UnitedHealth Group Inc.	926	108,948
Vertex Pharmaceuticals Inc. (c)	237	29,833
Zimmer Biomet Holdings Inc.	167	17,128
Zoetis Inc. - Class A	459	21,974
Other Securities		526,068

Total Common Stocks (cost $2,819,142)		3,154,694

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 0.2%
JNL Money Market Fund, 0.19% (a) (b)	5,218	5,218

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	82,928	82,928

Total Short Term Investments (cost $88,146)		88,146

Total Investments - 102.5% (cost $2,907,288)		3,242,840
Other Assets and Liabilities, Net - (2.5%)		(79,425)

Total Net Assets - 100.0%		$3,163,415

JNL/Mellon Capital Oil & Gas Sector Fund*

COMMON STOCKS - 99.6%

ENERGY - 99.6%
Anadarko Petroleum Corp.	459	$22,300
Apache Corp.	342	15,202
Baker Hughes Inc.	394	18,185
Cabot Oil & Gas Corp. - Class A	371	6,567
Cameron International Corp. (c)	173	10,907
Cheniere Energy Inc. (c) (d)	202	7,509
Chesapeake Energy Corp. (d)	538	2,421
Chevron Corp.	1,697	152,623
Cimarex Energy Co.	85	7,572
Columbia Pipeline Group Inc.	349	6,981
Concho Resources Inc. (c)	116	10,762
ConocoPhillips Co.	1,113	51,985
Core Laboratories NV (d)	38	4,128
Devon Energy Corp.	353	11,311
Diamondback Energy Inc. (c) (d)	59	3,974
Energen Corp.	71	2,900
Ensco Plc - Class A (d)	211	3,241
EOG Resources Inc.	496	35,106
EQT Corp.	137	7,127
Exxon Mobil Corp.	3,738	291,363
FMC Technologies Inc. (c)	206	5,972
Gulfport Energy Corp. (c)	97	2,373
Halliburton Co.	772	26,284
Helmerich & Payne Inc. (d)	98	5,246
Hess Corp.	234	11,338
HollyFrontier Corp.	161	6,409
Kinder Morgan Inc.	1,683	25,113
Marathon Oil Corp.	607	7,647
Marathon Petroleum Corp.	484	25,111

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Murphy Oil Corp. (d)	150	3,359
National Oilwell Varco Inc. (d)	347	11,634
Newfield Exploration Co. (c) (d)	148	4,828
Noble Corp. Plc (d)	217	2,293
Noble Energy Inc.	388	12,774
Occidental Petroleum Corp.	690	46,628
Oceaneering International Inc. (d)	88	3,287
Oneok Inc. (d)	187	4,608
PBF Energy Inc. - Class A	86	3,169
Phillips 66	486	39,735
Pioneer Natural Resources Co.	135	16,927
Range Resources Corp. (d)	151	3,725
Schlumberger Ltd.	1,142	79,648
Southwestern Energy Co. (c) (d)	347	2,464
Spectra Energy Corp.	607	14,538
Tesoro Corp.	111	11,742
Valero Energy Corp.	449	31,746
Weatherford International Plc (c) (d)	704	5,907
Western Refining Inc. (d)	69	2,447
Williams Cos. Inc.	644	16,552
World Fuel Services Corp.	64	2,459
Other Securities		66,031

Total Common Stocks (cost $1,477,939)		1,174,158

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 0.8%
JNL Money Market Fund, 0.19% (a) (b)	9,015	9,015

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	27,451	27,451

Total Short Term Investments (cost $36,466)		36,466

Total Investments - 102.7% (cost $1,514,405)		1,210,624
Other Assets and Liabilities, Net - (2.7%)		(32,010)

Total Net Assets - 100.0%		$1,178,614

JNL/Mellon Capital Technology Sector Fund*

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 0.0%
Other Securities		$12

INFORMATION TECHNOLOGY - 99.7%
Accenture Plc - Class A	181	18,962
Activision Blizzard Inc. (d)	148	5,729
Adobe Systems Inc. (c)	145	13,597
Alliance Data Systems Corp. (c)	18	4,930
Alphabet Inc. - Class A (c)	84	65,514
Alphabet Inc. - Class C (c)	90	68,235
Amphenol Corp. - Class A	90	4,686
Analog Devices Inc.	91	5,034
Apple Inc.	1,656	174,333
Applied Materials Inc.	350	6,531
Autodesk Inc. (c) (d)	66	4,002
Automatic Data Processing Inc.	136	11,481
Avago Technologies Ltd. (d)	76	10,969
Broadcom Corp. - Class A	162	9,361
Cisco Systems Inc.	1,478	40,126
Cognizant Technology Solutions Corp. - Class A (c)	176	10,593
Corning Inc.	357	6,530
eBay Inc. (c)	317	8,703
Electronic Arts Inc. (c)	91	6,243
EMC Corp.	560	14,375
Facebook Inc. - Class A (c)	624	65,266

	Shares	Value
Fidelity National Information Services Inc.	82	4,951
Fiserv Inc. (c)	68	6,252
Hewlett Packard Enterprise Co.	527	8,005
HP Inc.	524	6,201
Intel Corp.	1,381	47,590
International Business Machines Corp.	270	37,210
Intuit Inc.	76	7,367
Lam Research Corp.	46	3,670
LinkedIn Corp. - Class A (c)	33	7,481
MasterCard Inc. - Class A	290	28,237
Micron Technology Inc. (c)	314	4,453
Microsoft Corp.	2,207	122,432
Nvidia Corp. (d)	156	5,154
Oracle Corp.	1,008	36,819
Paychex Inc.	94	4,988
PayPal Holdings Inc. (c)	319	11,552
QUALCOMM Inc.	457	22,828
Red Hat Inc. (c)	53	4,411
Salesforce.com Inc. (c)	181	14,200
SanDisk Corp.	59	4,510
ServiceNow Inc. (c)	43	3,749
Skyworks Solutions Inc.	55	4,254
Symantec Corp.	199	4,172
TE Connectivity Ltd.	117	7,572
Texas Instruments Inc.	298	16,357
Twitter Inc. (c) (d)	167	3,864
Visa Inc. - Class A	567	43,966
Western Digital Corp.	67	3,995
Yahoo! Inc. (c)	259	8,616
Other Securities		234,910

		1,274,966

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		331

Total Common Stocks (cost $1,076,571)		1,275,309

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.8%
JNL Money Market Fund, 0.19% (a) (b)	9,912	9,912

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	19,410	19,410

Total Short Term Investments (cost $29,322)		29,322

Total Investments - 102.0% (cost $1,105,893)		1,304,631
Other Assets and Liabilities, Net - (2.0%)		(25,383)

Total Net Assets - 100.0%		$1,279,248

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Schedules of Investments

December 31, 2015

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
*

A Summary Schedule of Investments is presented for this portfolio. For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2015. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust S&P - Standard & Poor’s SPDR - Standard & Poor’s Depository Receipt

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at December 31, 2015. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow Index Fund	$150	$-	$-
JNL/Mellon Capital Nasdaq 25 Fund	4,519	1,834	2
JNL/Mellon Capital S&P 24 Fund	-	-	-
JNL/Mellon Capital S&P SMid 60 Fund	1,419	660	-
JNL/Mellon Capital JNL 5 Fund	149	1,229	1
JNL/Mellon Capital Consumer Brands Sector Fund	93	4,489	4
JNL/Mellon Capital Financial Sector Fund	5,881	3,652	2
JNL/Mellon Capital Healthcare Sector Fund	12,325	5,218	4
JNL/Mellon Capital Oil & Gas Sector Fund	5,482	9,015	3
JNL/Mellon Capital Technology Sector Fund	9,790	9,912	3

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The following table details the Fund’s long-term investment in this affiliate held at December 31, 2015.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$6,965	$2,419	$1,087	$123	$415	$8,277

Summary of Investments by Country (as a percentage of total long-term investments)**:

JNL/Mellon Capital Global 30 Fund
China	21.8%
Hong Kong	3.1
Macau	3.2
United Kingdom	36.7
United States	35.2
Total Long-Term Investments	100.0%

** The Fund presented in the table is that whose strategy included investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2015

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$495,469	$355,675	$887,000	$637,958	$345,658	$3,397,461	$115,723
Investments - affiliated, at value (b)	–	–	1,834	–	660	1,229	10,583

Total investments, at value (c)	495,469	355,675	888,834	637,958	346,318	3,398,690	126,306
Cash	–	–	53	179	155	99	65
Foreign currency (e)	–	10	–	–	–	–	–
Receivable for investments sold	–	–	1,948	–	–	–	–
Receivable for fund shares sold	140	217	822	511	370	867	10
Receivable for dividends and interest	430	1,109	416	335	393	6,624	41

Total assets	496,039	357,011	892,073	638,983	347,236	3,406,280	126,422

Liabilities
Cash overdraft	179	1	–	–	–	–	–
Payable for advisory fees	123	89	214	159	84	773	31
Payable for administrative fees	64	45	113	83	43	418	15
Payable for 12b-1 fee (Class A)	30	22	54	39	20	200	7
Payable for investment securities purchased	–	–	4,178	–	905	2,167	–
Payable for fund shares redeemed	377	270	321	921	439	3,416	82
Payable for board of manager fees	29	36	18	77	16	224	4
Payable for other expenses	61	15	183	72	38	184	3
Payable upon return of securities loaned	–	2,904	–	–	14,126	108,719	10,583

Total liabilities	863	3,382	5,081	1,351	15,671	116,101	10,725

Net assets	$495,176	$353,629	$886,992	$637,632	$331,565	$3,290,179	$115,697

Net assets consist of:
Paid-in capital	$479,909	$352,582	$692,034	$661,665	$315,795	$3,693,307	$104,664
Undistributed net investment income	–	–	10,093	6,049	4,640	78,681	3,582
Accumulated net realized gain (loss)	–	–	132,804	34,077	9,652	(525,015)	5,815
Net unrealized appreciation (depreciation) on investments and foreign currency	15,267	1,047	52,061	(64,159)	1,478	43,206	1,636

	$495,176	$353,629	$886,992	$637,632	$331,565	$3,290,179	$115,697

Class A
Net assets	$495,176	$353,629	$886,744	$636,922	$331,230	$3,278,583	$115,618
Shares outstanding (no par value), unlimited shares authorized	26,463	16,070	46,842	78,692	45,619	263,121	25,908
Net asset value per share	$18.71	$22.01	$18.93	$8.09	$7.26	$12.46	$4.46

Class B
Net assets	N/A	N/A	$248	$710	$335	$11,596	$79
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	18	110	47	928	19
Net asset value per share	N/A	N/A	$13.46	$6.43	$7.12	$12.49	$4.24

(a) Investments - unaffiliated, at cost	$480,202	$354,598	$834,939	$702,117	$344,180	$3,354,177	$114,087
(b) Investments - affiliated, at cost	–	–	1,834	–	660	1,229	10,583

(c) Total investments, at cost	$480,202	$354,598	$836,773	$702,117	$344,840	$3,355,406	$124,670

(d) Including value of securities on loan	$–	$3,778	$–	$6,794	$16,035	$140,871	$16,366
(e) Foreign currency, at cost	–	10	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2015

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$987,504	$699,279	$3,154,694	$1,174,158	$1,275,309
Investments - affiliated, at value (b)	41,578	20,699	88,146	36,466	29,322

Total investments, at value (c)	1,029,082	719,978	3,242,840	1,210,624	1,304,631
Cash	19	17	–	–	–
Foreign currency (e)	–	–	–	–	–
Receivable for investments sold	–	–	–	1,822	–
Receivable for fund shares sold	659	502	3,413	1,203	901
Receivable for dividends and interest	975	1,524	3,108	1,079	387

Total assets	1,030,735	722,021	3,249,361	1,214,728	1,305,919

Liabilities
Cash overdraft	–	–	–	–	–
Payable for advisory fees	236	170	727	285	302
Payable for administrative fees	126	90	395	152	163
Payable for 12b-1 fee (Class A)	59	43	191	71	77
Payable for investment securities purchased	4,286	3,126	–	7,590	6,030
Payable for fund shares redeemed	1,024	310	1,595	492	638
Payable for board of manager fees	9	12	32	41	20
Payable for other expenses	23	17	78	32	31
Payable upon return of securities loaned	37,089	8,770	82,928	27,451	19,410

Total liabilities	42,852	12,538	85,946	36,114	26,671

Net assets	$987,883	$709,483	$3,163,415	$1,178,614	$1,279,248

Net assets consist of:
Paid-in capital	$864,562	$630,266	$2,614,061	$1,489,331	$1,056,427
Undistributed net investment income	6,227	10,673	25,259	30,494	9,243
Accumulated net realized gain (loss)	23,221	(3,319)	188,543	(37,430)	14,840
Net unrealized appreciation (depreciation) on investments and foreign currency	93,873	71,863	335,552	(303,781)	198,738

	$987,883	$709,483	$3,163,415	$1,178,614	$1,279,248

Class A
Net assets	$987,578	$709,127	$3,162,298	$1,177,533	$1,278,843
Shares outstanding (no par value), unlimited shares authorized	55,265	67,967	123,460	53,455	122,562
Net asset value per share	$17.87	$10.43	$25.61	$22.03	$10.43

Class B
Net assets	$305	$356	$1,117	$1,081	$405
Shares outstanding (no par value), unlimited shares authorized	17	34	43	48	38
Net asset value per share	$18.16	$10.44	$25.72	$22.35	$10.61

(a) Investments - unaffiliated, at cost	$893,631	$628,891	$2,819,142	$1,477,939	$1,076,571
(b) Investments - affiliated, at cost	41,578	19,224	88,146	36,466	29,322

(c) Total investments, at cost	$935,209	$648,115	$2,907,288	$1,514,405	$1,105,893

(d) Including value of securities on loan	$87,539	$42,948	$128,389	$61,354	$63,826
(e) Foreign currency, at cost	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2015

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Investment income
Dividends (a)	$19,636	$19,207	$16,659	$10,314	$7,116	$101,123	$4,378
Foreign taxes withheld	–	(1,346)	–	–	(8)	(2,112)	–
Securities lending (a)	12	4	15	24	118	2,171	68

Total investment income	19,648	17,865	16,674	10,338	7,226	101,182	4,446

Expenses
Advisory fees	1,575	1,196	2,746	1,826	1,127	9,544	401
Administrative fees	819	775	1,459	954	579	5,216	190
12b-1 fees (Class A)	1,093	822	1,944	1,271	772	6,957	254
Licensing fees	123	31	389	124	77	349	11
Legal fees	2	2	4	3	2	15	1
Board of Manager fees	8	6	14	47	6	67	2
Other expenses	9	8	14	16	9	56	2

Total expenses	3,629	2,840	6,570	4,241	2,572	22,204	861

Net investment income	16,019	15,025	10,104	6,097	4,654	78,978	3,585

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	89,910	(13,212)	133,681	34,280	13,569	275,738	8,108
Affiliated investments	–	–	–	–	–	–	–
Foreign currency related items	–	(208)	–	–	–	(81)	–
Net change in unrealized appreciation (depreciation) on:
Investments	(109,643)	(36,625)	(137,574)	(107,565)	(39,763)	(476,733)	(8,185)
Foreign currency related items	–	(29)	–	–	–	(74)	–

Net realized and unrealized gain (loss)	(19,733)	(50,074)	(3,893)	(73,285)	(26,194)	(201,150)	(77)

Net increase (decrease) in net assets from operations	$(3,714)	$(35,049)	$6,211	$(67,188)	$(21,540)	$(122,172)	$3,508

(a) Income from affiliated investments	$12	$–	$3	$21	$103	$1,348	$68

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2015

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$10,642	$14,669	$39,085	$37,523	$15,939
Foreign taxes withheld	(1)	–	–	(1)	–
Securities lending (a)	311	125	1,622	1,279	349

Total investment income	10,952	14,794	40,707	38,801	16,288

Expenses
Advisory fees	2,083	1,819	7,876	3,605	3,131
Administrative fees	1,094	950	4,309	1,937	1,673
12b-1 fees (Class A)	1,459	1,266	5,748	2,579	2,229
Licensing fees	63	55	249	112	96
Legal fees	3	3	11	6	5
Board of Manager fees	8	8	35	17	14
Other expenses	9	10	33	17	13

Total expenses	4,719	4,111	18,261	8,273	7,161

Net investment income	6,233	10,683	22,446	30,528	9,127

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	25,265	29,193	200,884	(10,902)	24,862
Affiliated investments	–	415	–	–	–
Foreign currency related items	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(3,526)	(52,953)	(115,786)	(357,963)	9,013
Foreign currency related items	–	–	–	–	–

Net realized and unrealized gain (loss)	21,739	(23,345)	85,098	(368,865)	33,875

Net increase (decrease) in net assets from operations	$27,972	$(12,662)	$107,544	$(338,337)	$43,002

(a) Income from affiliated investments	$314	$250	$1,626	$1,282	$352

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Operations
Net investment income	$16,019	$15,025	$10,104	$6,097	$4,654	$78,978	$3,585
Net realized gain (loss)	89,910	(13,420)	133,681	34,280	13,569	275,657	8,108
Net change in unrealized appreciation (depreciation)	(109,643)	(36,654)	(137,574)	(107,565)	(39,763)	(476,807)	(8,185)

Net increase (decrease) in net assets from operations	(3,714)	(35,049)	6,211	(67,188)	(21,540)	(122,172)	3,508

Distributions to shareholders
From net investment income
Class A	–	–	(4,558)	(8,507)	(8,906)	(91,458)	(4,405)
Class B	–	–	(2)	(13)	(10)	(345)	(3)
From net realized gains
Class A	–	–	(103,297)	(232,386)	(128,371)	–	(3,737)
Class B	–	–	(40)	(291)	(131)	–	(3)

Total distributions to shareholders	–	–	(107,897)	(241,197)	(137,418)	(91,803)	(8,148)

Share transactions[1]
Proceeds from the sale of shares
Class A	108,080	160,294	423,153	186,865	114,259	339,562	18,520
Class B	–	–	196	135	60	1,031	86
Proceeds in connection with acquisition
Class A	–	–	–	430,732	–	447,832	–
Class B	–	–	–	213	–	1,144	–
Reinvestment of distributions
Class A	–	–	107,855	240,893	137,277	91,458	8,142
Class B	–	–	42	304	141	345	6
Cost of shares redeemed
Class A	(189,949)	(154,545)	(549,806)	(462,040)	(249,005)	(848,570)	(41,094)
Class B	–	–	(497)	(133)	(160)	(1,665)	(96)

Net increase (decrease) in net assets from share transactions	(81,869)	5,749	(19,057)	396,969	2,572	31,137	(14,436)

Net increase (decrease) net assets	(85,583)	(29,300)	(120,743)	88,584	(156,386)	(182,838)	(19,076)

Net assets beginning of year	580,759	382,929	1,007,735	549,048	487,951	3,473,017	134,773

Net assets end of year	$495,176	$353,629	$886,992	$637,632	$331,565	$3,290,179	$115,697

Undistributed net investment income	$–	$–	$10,093	$6,049	$4,640	$78,681	$3,582

[1]Share transactions
Shares sold
Class A	5,737	6,605	19,949	14,118	9,574	25,894	3,875
Class B	–	–	12	11	5	78	19
Shares issued in connection with acquisition
Class A	–	–	–	30,927	–	32,796	–
Class B	–	–	–	18	–	84	–
Reinvestment of distributions
Class A	–	–	5,710	29,377	18,476	7,299	1,842
Class B	–	–	3	47	19	27	1
Shares redeemed
Class A	(10,110)	(6,496)	(26,120)	(35,265)	(20,633)	(64,870)	(8,650)
Class B	–	–	(31)	(12)	(13)	(127)	(21)

Net increase/(decrease)
Class A	(4,373)	109	(461)	39,157	7,417	1,119	(2,933)

Class B	–	–	(16)	64	11	62	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$624,907	$526,348	$809,015	$969,671	$305,907	$2,587,180	$27,121
Proceeds from sales of securities	690,075	506,598	925,153	807,332	435,027	2,570,030	46,135

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$6,233	$10,683	$22,446	$30,528	$9,127
Net realized gain (loss)	25,265	29,608	200,884	(10,902)	24,862
Net change in unrealized appreciation (depreciation)	(3,526)	(52,953)	(115,786)	(357,963)	9,013

Net increase (decrease) in net assets from operations	27,972	(12,662)	107,544	(338,337)	43,002

Distributions to shareholders
From net investment income
Class A	(3,811)	(7,273)	(13,043)	(20,558)	(6,983)
Class B	(1)	(4)	(6)	(21)	(3)
From net realized gains
Class A	(65,772)	(33,075)	(116,676)	(34,845)	(84,468)
Class B	(19)	(17)	(41)	(32)	(26)

Total distributions to shareholders	(69,603)	(40,369)	(129,766)	(55,456)	(91,480)

Share transactions[1]
Proceeds from the sale of shares
Class A	665,870	358,451	1,806,914	620,975	585,938
Class B	173	105	468	273	172
Proceeds in connection with acquisition
Class A	–	–	–	–	–
Class B	–	–	–	–	–
Reinvestment of distributions
Class A	69,583	40,348	129,719	55,403	91,451
Class B	20	21	47	53	29
Cost of shares redeemed
Class A	(257,166)	(232,940)	(792,094)	(319,144)	(325,447)
Class B	(63)	(138)	(528)	(403)	(183)

Net increase (decrease) in net assets from share transactions	478,417	165,847	1,144,526	357,157	351,960

Net increase (decrease) net assets	436,786	112,816	1,122,304	(36,636)	303,482

Net assets beginning of year	551,097	596,667	2,041,111	1,215,250	975,766

Net assets end of year	$987,883	$709,483	$3,163,415	$1,178,614	$1,279,248

Undistributed net investment income	$6,227	$10,673	$25,259	$30,494	$9,243

[1]Share transactions
Shares sold
Class A	34,738	32,151	67,017	22,517	53,265
Class B	9	9	17	10	15
Shares issued in connection with acquisition
Class A	–	–	–	–	–
Class B	–	–	–	–	–
Reinvestment of distributions
Class A	3,840	3,835	5,210	2,343	8,603
Class B	1	2	2	2	3
Shares redeemed
Class A	(13,655)	(21,244)	(30,077)	(11,807)	(29,910)
Class B	(3)	(12)	(20)	(14)	(17)

Net increase/(decrease)
Class A	24,923	14,742	42,150	13,053	31,958

Class B	7	(1)	(1)	(2)	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$506,079	$220,736	$1,402,144	$372,419	$343,712
Proceeds from sales of securities	88,611	84,239	425,501	36,176	77,186

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Operations
Net investment income	$16,039	$25,059	$4,559	$8,518	$8,915	$91,764	$4,408
Net realized gain	34,555	8,616	103,957	232,525	127,254	636,027	11,112
Net change in unrealized appreciation (depreciation)	1,609	4,513	20,566	(213,222)	(117,105)	(358,511)	(8,088)

Net increase (decrease) in net assets from operations	52,203	38,188	129,082	27,821	19,064	369,280	7,432

Distributions to shareholders
From net investment income
Class A	–	–	(1,571)	(4,475)	(2,882)	(70,466)	(3,760)
Class B	–	–	(2)	(6)	(4)	(252)	(3)
From net realized gains
Class A	–	–	(51,953)	(62,335)	(50,568)	–	–
Class B	–	–	(37)	(65)	(49)	–	–

Total distributions to shareholders	–	–	(53,563)	(66,881)	(53,503)	(70,718)	(3,763)

Share transactions[1]
Proceeds from the sale of shares
Class A	153,554	76,417	534,450	181,105	256,586	432,840	44,071
Class B	–	–	174	114	156	833	11
Reinvestment of distributions
Class A	–	–	53,524	66,810	53,450	70,466	3,760
Class B	–	–	39	71	53	252	3
Cost of shares redeemed
Class A	(209,427)	(144,165)	(265,435)	(713,296)	(458,482)	(925,791)	(53,801)
Class B	–	–	(91)	(84)	(338)	(1,417)	(36)

Net increase (decrease) in net assets from share transactions	(55,873)	(67,748)	322,661	(465,280)	(148,575)	(422,817)	(5,992)

Net increase (decrease) net assets	(3,670)	(29,560)	398,180	(504,340)	(183,014)	(124,255)	(2,323)

Net assets beginning of year	584,429	412,489	609,555	1,053,388	670,965	3,597,272	137,096

Net assets end of year	$580,759	$382,929	$1,007,735	$549,048	$487,951	$3,473,017	$134,773

Undistributed net investment income	$–	$–	$4,549	$8,506	$8,902	$91,607	$4,405

[1] Share transactions
Shares sold
Class A	8,507	3,525	26,004	12,350	18,300	34,783	9,467
Class B	–	–	12	8	12	67	2
Reinvestment of distributions
Class A	–	–	2,478	4,796	4,266	5,330	805
Class B	–	–	2	6	4	19	1
Shares redeemed
Class A	(11,740)	(6,622)	(13,236)	(48,607)	(32,602)	(74,311)	(11,552)
Class B	–	–	(6)	(6)	(25)	(113)	(8)

Net increase/(decrease)
Class A	(3,233)	(3,097)	15,246	(31,461)	(10,036)	(34,198)	(1,280)

Class B	–	–	8	8	(9)	(27)	(5)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$3,810	$7,260	$13,044	$20,576	$7,135
Net realized gain	66,860	34,999	123,438	37,355	86,823
Net change in unrealized appreciation (depreciation)	(20,492)	21,192	192,508	(206,252)	44,188

Net increase (decrease) in net assets from operations	50,178	63,451	328,990	(148,321)	138,146

Distributions to shareholders
From net investment income
Class A	(2,785)	(4,485)	(8,511)	(15,227)	(5,082)
Class B	(1)	(4)	(5)	(22)	(3)
From net realized gains
Class A	(24,229)	(12,933)	(18,196)	(20,835)	(14,687)
Class B	(8)	(9)	(10)	(27)	(6)

Total distributions to shareholders	(27,023)	(17,431)	(26,722)	(36,111)	(19,778)

Share transactions[1]
Proceeds from the sale of shares
Class A	201,815	253,356	1,073,243	587,130	460,864
Class B	65	61	539	270	94
Reinvestment of distributions
Class A	27,014	17,418	26,707	36,062	19,769
Class B	9	13	15	49	9
Cost of shares redeemed
Class A	(222,817)	(192,763)	(412,001)	(392,995)	(232,032)
Class B	(95)	(66)	(362)	(232)	(144)

Net increase (decrease) in net assets from share transactions	5,991	78,018	688,141	230,284	248,560

Net increase (decrease) net assets	29,146	124,038	990,409	45,852	366,928

Net assets beginning of year	521,951	472,629	1,050,702	1,169,398	608,838

Net assets end of year	$551,097	$596,667	$2,041,111	$1,215,250	$975,766

Undistributed net investment income	$3,806	$7,267	$13,033	$20,545	$7,122

[1] Share transactions
Shares sold
Class A	11,542	23,821	46,999	16,723	45,755
Class B	3	6	23	7	9
Reinvestment of distributions
Class A	1,510	1,572	1,048	1,175	1,817
Class B	1	1	1	2	1
Shares redeemed
Class A	(12,954)	(18,390)	(18,408)	(11,311)	(23,672)
Class B	(5)	(6)	(16)	(7)	(14)

Net increase/(decrease)
Class A	98	7,003	29,639	6,587	23,900

Class B	(1)	1	8	2	(4)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Index Fund
Class A
12/31/2015	$18.83	$0.55	$(0.67)	$(0.12)	$–	$–	$18.71	(0.64)%	$495,176	115%	0.66%	2.93%
12/31/2014	17.15	0.50	1.18	1.68	–	–	18.83	9.80	580,759	24	0.67	2.79
12/31/2013	13.14	0.43	3.58	4.01	–	–	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	–	–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–	–	11.81	17.98	492,059	40	0.67	3.26
JNL/Mellon Capital Global 30 Fund
Class A
12/31/2015	23.99	0.87	(2.85)	(1.98)	–	–	22.01	(8.25)	353,629	125	0.69	3.65
12/31/2014	21.64	1.42	0.93	2.35	–	–	23.99	10.86	382,929	29	0.70	6.50
12/31/2013	19.10	0.88	1.66	2.54	–	–	21.64	13.30 (c)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	–	–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–	–	15.54	(8.26)	400,363	45	0.70	4.02
JNL/Mellon Capital Nasdaq 25 Fund
Class A
12/31/2015	21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68	1.04
12/31/2014	19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.61
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	–	11.67	1.98	286,871	71	0.69	0.33
Class B
12/31/2015	15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48	1.31
12/31/2014	14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.82
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	–	8.97	2.27	156	71	0.49	0.49
JNL/Mellon Capital S&P 24 Fund
Class A
12/31/2015	13.87	0.12	(1.20)	(1.08)	(0.17)	(4.53)	8.09	(8.29)	636,922	126	0.67	0.96
12/31/2014	14.83	0.15	0.63	0.78	(0.12)	(1.62)	13.87	5.18	548,488	108	0.66	1.05
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	–	10.60	4.91	535,213	85	0.65	0.65
Class B
12/31/2015	12.07	0.13	(1.04)	(0.91)	(0.20)	(4.53)	6.43	(8.13)	710	126	0.47	1.14
12/31/2014	13.13	0.17	0.55	0.72	(0.16)	(1.62)	12.07	5.39	560	108	0.46	1.29
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	74	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	–	9.50	5.14	316	85	0.45	0.84
JNL/Mellon Capital S&P SMid 60 Fund
Class A
12/31/2015	12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)	331,230	79	0.67	1.20
12/31/2014	13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50	487,496	83	0.66	1.49
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89	670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
Class B
12/31/2015	12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)	335	79	0.47	1.41
12/31/2014	13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	1.73
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital JNL 5 Fund
Class A
12/31/2015	$13.21	$0.30	$(0.70)	$(0.40)	$(0.35)	$–	$12.46	(3.02)%	$3,278,583	74%	0.64%	2.26%
12/31/2014	12.11	0.33	1.04	1.37	(0.27)	–	13.21	11.32	3,461,552	65	0.64	2.65
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	–	12.11	31.68 (c)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	–	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	–	8.23	(2.07)	3,037,863	64	0.64	2.78
Class B
12/31/2015	13.25	0.32	(0.70)	(0.38)	(0.38)	–	12.49	(2.88)	11,596	74	0.44	2.46
12/31/2014	12.14	0.35	1.06	1.41	(0.30)	–	13.25	11.59	11,465	65	0.44	2.83
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	–	12.14	31.96 (c)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	–	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	–	8.25	(1.85)	7,978	64	0.44	2.98
JNL/Mellon Capital Communications Sector Fund
Class A
12/31/2015	4.67	0.13	(0.01)	0.12	(0.18)	(0.15)	4.46	2.73	115,618	21	0.68	2.82
12/31/2014	4.55	0.15	0.10	0.25	(0.13)	–	4.67	5.52	134,685	56	0.68	3.12
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	–	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)	59,255	42	0.71	3.45
Class B
12/31/2015	4.46	0.12	0.00	0.12	(0.19)	(0.15)	4.24	2.92	79	21	0.48	2.56
12/31/2014	4.35	0.15	0.10	0.25	(0.14)	–	4.46	5.74	88	56	0.48	3.34
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	–	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)	107	42	0.51	3.73
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
12/31/2015	18.16	0.16	0.93	1.09	(0.08)	(1.30)	17.87	5.90	987,578	12	0.65	0.85
12/31/2014	17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.76
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53	112,726	36	0.70	0.99
Class B
12/31/2015	18.41	0.20	0.95	1.15	(0.10)	(1.30)	18.16	6.14	305	12	0.45	1.04
12/31/2014	17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.97
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79	166	36	0.50	1.16
JNL/Mellon Capital Financial Sector Fund
Class A
12/31/2015	11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	1.69
12/31/2014	10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	1.44
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)	160,983	31	0.68	1.23
Class B
12/31/2015	11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	1.86
12/31/2014	10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	1.62
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)	225	31	0.48	1.43

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
12/31/2015	$25.09	$0.21	$1.41	$1.62	$(0.11)	$(0.99)	$25.61	6.58%	$3,162,298	15%	0.64%	0.78%
12/31/2014	20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.89
12/31/2013	14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)	(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)	–	12.48	10.88	271,364	27	0.68	1.40
Class B
12/31/2015	25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.97
12/31/2014	20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	1.09
12/31/2013	14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)	(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)	–	12.47	11.13	302	27	0.48	1.59
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
12/31/2015	30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	2.36
12/31/2014	34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	1.61
12/31/2013	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)	–	27.43	3.27	864,716	14	0.66	1.14
Class B
12/31/2015	30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	2.54
12/31/2014	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/2013	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)	–	27.77	3.50	1,132	14	0.46	1.34
JNL/Mellon Capital Technology Sector Fund
Class A
12/31/2015	10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.82
12/31/2014	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/2013	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)	(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
Class B
12/31/2015	10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	1.02
12/31/2014	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/2013	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)	(0.16)	7.10	(0.18)	305	26	0.47	0.54

(a)	Calculated using the average shares method.
(b)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 30 Fund - 13.19%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC (“JNL Variable Fund” or “Company”) is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 3, 2014. The JNL Variable Fund includes twelve (12) separate Funds, (each a “Fund”, and collectively, “Funds”) listed in the table below. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”) and their shares are registered under the Securities Act of 1933, as amended (“1933 Act”).

Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to Jackson and to other affiliated funds. The Funds and each Fund’s Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Global 30 Fund, JNL/Mellon Capital Nasdaq 25 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Technology Sector Fund

Mellon Capital Management Corporation

Effective September 28, 2015, the names of JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund were changed to JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, respectively.

All Funds, except for JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2015 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Dow Index Fund
Common Stocks	$495,469	$—	$—	$495,469

Fund Total	$495,469	$—	$—	$495,469
JNL/Mellon Capital Global 30 Fund
Common Stocks
Consumer Discretionary	$13,983	$42,128	$—	$56,111
Consumer Staples	13,016	24,069	—	37,085
Energy	25,726	34,087	—	59,813
Financials	—	69,359	—	69,359
Health Care	23,488	12,132	—	35,620
Industrials	25,171	23,065	—	48,236
Information Technology	10,962	—	—	10,962
Telecommunication Services	11,968	11,463	—	23,431
Utilities	—	12,154	—	12,154
Short Term Investments	2,904	—	—	2,904

Fund Total	$127,218	$228,457	$—	$355,675
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$882,875	$—	$—	$882,875
Investment Companies	4,125	—	—	4,125
Short Term Investments	1,834	—	—	1,834

Fund Total	$888,834	$—	$—	$888,834
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$637,958	$—	$—	$637,958

Fund Total	$637,958	$—	$—	$637,958
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$330,641	$—	$—	$330,641
Investment Companies	891	—	—	891
Short Term Investments	14,786	—	—	14,786

Fund Total	$346,318	$—	$—	$346,318
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,910,588	$376,021	$—	$3,286,609
Investment Companies	2,133	—	—	2,133
Short Term Investments	109,948	—	—	109,948

Fund Total	$3,022,669	$376,021	$—	$3,398,690
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$115,723	$—	$—	$115,723
Short Term Investments	10,583	—	—	10,583

Fund Total	$126,306	$—	$—	$126,306

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$987,504	$—	$—	$987,504
Short Term Investments	41,578	—	—	41,578

Fund Total	$1,029,082	$—	$—	$1,029,082
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$707,556	$—	$—	$707,556
Short Term Investments	12,422	—	—	12,422

Fund Total	$719,978	$—	$—	$719,978
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$3,154,694	$—	$—	$3,154,694
Short Term Investments	88,146	—	—	88,146

Fund Total	$3,242,840	$—	$—	$3,242,840
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,174,158	$—	$—	$1,174,158
Short Term Investments	36,466	—	—	36,466

Fund Total	$1,210,624	$—	$—	$1,210,624
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,275,309	$—	$—	$1,275,309
Short Term Investments	29,322	—	—	29,322

Fund Total	$1,304,631	$—	$—	$1,304,631

The Fund recognizes transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 during the year ended December 31, 2015. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2015.

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equity – 102%, U.S. corporate fixed income – 102%, U.S. government fixed income – 102%, international equities – 105%, international corporate fixed income – 105%, sovereign fixed income – 102%, and asset backed investments – 102%. Collateral is maintained over the life of the loan, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund r becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives includes U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Lending Trust – Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Lending Trust – Prime Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds received non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Company, on behalf of each Fund, has entered into an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services to each Fund. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m	$50m to $100m	$100m to $750m	$750m to $3b	Over $3b	$0 to $3b	Over $3b
JNL/Mellon Capital Dow Index Fund[1]	0.34%	0.31%	0.28%	0.27%	0.27%	0.15%	0.13%
JNL/Mellon Capital Global 30 Fund[2]	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Nasdaq 25 Fund[1]	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P 24 Fund[1]	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund[1]	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital JNL 5 Fund[1]	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Communications Sector Fund[1,3]	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Consumer Brands Sector Fund[1,3]	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Financial Sector Fund[1,3]	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund[1,3]	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Oil & Gas Sector Fund[1,3]	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Technology Sector Fund[1,3]	0.34	0.31	0.28	0.27	0.26	0.15	0.13
[1]	Prior to October 1, 2015, the Fund’s administrative fee was 0.15% on all net assets.
[2]	Prior to October 1, 2015, the Fund’s administrative fee was 0.20% on all assets.
[3]	Prior to July 1, 2015, the Fund’s advisory fee for net assets over $3 billion was 0.27%.

Distribution Fees - The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2015, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

Security Transactions - Security transactions can occur where the buyer and seller of the security are both funds for which JNAM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. During the period the following Funds had Rule 17a-7 transactions (in thousands) between funds for which JNAM serves as the Adviser:

Fund	Purchase of Securities	Proceeds from Sales of Securities
JNL/Mellon Capital Dow Index Fund	$1,010	$172,288
JNL/Mellon Capital Global 30 Fund	64,841	20,482
JNL/Mellon Capital Nasdaq 25 Fund	239,713	135,870
JNL/Mellon Capital Value Line 30 Fund*	71,559	41,856
JNL/Mellon Capital S&P 24 Fund	49,557	59,015
JNL/Mellon Capital S&P SMid 60 Fund	14,997	4,683
JNL/Mellon Capital 25 Fund*	23,863	65,962
JNL/Mellon Capital JNL 5 Fund	83,808	233,281
JNL/Mellon Capital JNL Optimized 5 Fund*	28,931	13,453
JNL/Mellon Capital Healthcare Sector Fund	23,775	10,083

*The	Fund was acquired by a fund advised by JNAM during the year.

NOTE 6. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase. Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase. These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the year.

Effective October 1, 2015 and pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM and Curian Capital, LLC (“Curian”), may participate in an InterFund Lending Program (“Program”). Curian is a wholly owned subsidiary of Jackson, and an affiliate of JNAM. The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

NOTE 7. FUND ACQUISITIONS

Taxable Exchange - The following tables include information (in thousands) relating to an acquisition that was completed on April 27, 2015 by a taxable exchange of shares of Class A and B shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board. The purpose of each acquisition was to combine Funds with comparable investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The acquiring Funds recorded the cost basis for investments in the acquired Funds at their market value on the date of the acquisition.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund
Class A	Class A	$430,732	27,353	$414,198	29,726	30,927
Class B	Class B	213	28	589	49	18
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital JNL 5 Fund
Class A	Class A	$447,832	36,541	$3,430,084	251,093	32,796
Class B	Class B	1,144	94	11,517	840	84

Assuming the acquisitions had been completed on January 1, 2015, the acquiring Fund’s pro forma results of operations (in thousands) for the year ended December 31, 2015, would have been:

Acquiring Fund	Net Investment Income	Net Realized Gain	Net Change in Unrealized Depreciation	Net Decrease in Net Assets from Operations
JNL/Mellon Capital S&P 24 Fund	$6,152	$63,963	$(135,889)	$(65,774)
JNL/Mellon Capital JNL 5 Fund	81,801	338,474	(524,466)	(104,191)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the acquiring Fund’s Statements of Operations since April 27, 2015 for the acquisition.

NOTE 8. INCOME TAX MATTERS

JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests owned by a single entity: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest, dividends, and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/Mellon Capital S&P 24 Fund	$(34)	$–	$34
JNL/Mellon Capital JNL 5 Fund	(101)	81	20
JNL/Mellon Capital Financial Sector Fund	–	–	–
JNL/Mellon Capital Healthcare Sector Fund	2,829	(2,829)	–
JNL/Mellon Capital Technology Sector Fund	(20)	20	–

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

At December 31, 2015, the following Fund had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards (in thousands) are listed in the tale below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Mellon Capital JNL 5 Fund	2017	$505,173	$–	$–	$505,173
JNL/Mellon Capital Oil & Gas Sector Fund	–	–	4,472	5,123	9,595

At December 31, 2015, the Funds did not elect to defer capital, currency and/or PFIC mark-to-market losses realized after October 31, 2015 (“Post-October losses”).

As of December 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$838,686	$89,566	$(39,418)	$50,148
JNL/Mellon Capital S&P 24 Fund	710,326	26,817	(99,185)	(72,368)
JNL/Mellon Capital S&P SMid 60 Fund	347,384	36,504	(37,570)	(1,065)
JNL/Mellon Capital JNL 5 Fund	3,375,247	365,759	(342,316)	23,443
JNL/Mellon Capital Communications Sector Fund	126,641	7,197	(7,532)	(335)
JNL/Mellon Capital Consumer Brands Sector Fund	938,083	154,825	(63,826)	90,999
JNL/Mellon Capital Financial Sector Fund	677,517	70,288	(27,827)	42,461
JNL/Mellon Capital Healthcare Sector Fund	2,918,723	454,661	(130,544)	324,117
JNL/Mellon Capital Oil & Gas Sector Fund	1,542,241	94,653	(426,270)	(331,617)
JNL/Mellon Capital Technology Sector Fund	1,115,794	253,438	(64,601)	188,837

As of December 31, 2015, the components of distributable taxable earnings for U.S. Federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long- Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/Mellon Capital Nasdaq 25 Fund	$47,140	$97,686	$50,132	$–
JNL/Mellon Capital S&P 24 Fund	34,830	13,554	(72,417)	–
JNL/Mellon Capital S&P SMid 60 Fund	4,656	12,195	(1,081)	–
JNL/Mellon Capital JNL 5 Fund	78,901	–	23,144	(505,173)
JNL/Mellon Capital Communications Sector Fund	5,258	6,114	(339)	–
JNL/Mellon Capital Consumer Brands Sector Fund	7,445	24,885	90,991	–
JNL/Mellon Capital Financial Sector Fund	10,844	25,923	42,450	–
JNL/Mellon Capital Healthcare Sector Fund	72,164	153,098	324,092	–
JNL/Mellon Capital Oil & Gas Sector Fund	30,533	–	(331,655)	(9,595)
JNL/Mellon Capital Technology Sector Fund	11,533	22,468	188,820	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

Unrealized gains (losses) are adjusted for open wash sale loss deferrals; accelerated recognition of unrealized gain/loss on forward contracts; and accelerated recognition of unrealized gain on PFICs for federal income tax purposes.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2015, was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL/Mellon Capital Nasdaq 25 Fund	$55,287	$52,610
JNL/Mellon Capital S&P 24 Fund	189,315	51,882
JNL/Mellon Capital S&P SMid 60 Fund	72,567	64,851
JNL/Mellon Capital JNL 5 Fund	91,803	–
JNL/Mellon Capital Communications Sector Fund	4,409	3,739
JNL/Mellon Capital Consumer Brands Sector Fund	7,518	62,085
JNL/Mellon Capital Financial Sector Fund	7,541	32,828
JNL/Mellon Capital Healthcare Sector Fund	15,384	114,382
JNL/Mellon Capital Oil & Gas Sector Fund	21,263	34,193
JNL/Mellon Capital Technology Sector Fund	7,179	84,301

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2015.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2015

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Nasdaq 25 Fund	$13,698	$39,865
JNL/Mellon Capital S&P 24 Fund	19,416	47,465
JNL/Mellon Capital S&P SMid 60 Fund	31,219	22,284
JNL/Mellon Capital JNL 5 Fund	70,718	–
JNL/Mellon Capital Communications Sector Fund	3,763	–
JNL/Mellon Capital Consumer Brands Sector Fund	2,900	24,123
JNL/Mellon Capital Financial Sector Fund	4,719	12,712
JNL/Mellon Capital Healthcare Sector Fund	9,732	16,990
JNL/Mellon Capital Oil & Gas Sector Fund	16,055	20,056
JNL/Mellon Capital Technology Sector Fund	5,203	14,575

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2011, 2012, 2013, 2014 and 2015, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2015.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following event occurred:

Effective April 25, 2016, the name of JNL/Mellon Capital Nasdaq 25 Fund will change to JNL/Mellon Capital Nasdaq 100 Fund.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 to the financial statements as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2015, the results of their operations, changes in their net assets and the financial highlights for each of the years indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2016

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2015

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by each Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Annualized Expense Ratios	Expenses Paid During Period†
JNL/Mellon Capital Dow Index Fund
Class A	$1,000.00	$991.50	0.67%	$3.36	$1,000.00	$1,021.85	0.67%	$3.41
JNL/Mellon Capital Global 30 Fund
Class A	1,000.00	875.10	0.68	3.21	1,000.00	1,021.79	0.68	3.47
JNL/Mellon Capital Nasdaq 25 Fund
Class A	1,000.00	1,011.00	0.68	3.45	1,000.00	1,021.79	0.68	3.47
Class B	1,000.00	1,012.00	0.48	2.43	1,000.00	1,022.79	0.48	2.45
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	953.50	0.65	3.20	1,000.00	1,021.91	0.65	3.31
Class B	1,000.00	954.30	0.45	2.22	1,000.00	1,022.91	0.45	2.29
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	944.30	0.65	3.19	1,000.00	1,021.91	0.65	3.31
Class B	1,000.00	945.90	0.45	2.21	1,000.00	1,022.91	0.45	2.29
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	975.00	0.64	3.19	1,000.00	1,021.97	0.64	3.26
Class B	1,000.00	976.30	0.44	2.19	1,000.00	1,022.98	0.44	2.24
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	999.50	0.68	3.43	1,000.00	1,021.78	0.68	3.47
Class B	1,000.00	1,000.00	0.48	2.42	1,000.00	1,022.79	0.48	2.45
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	1,000.00	998.00	0.65	3.27	1,000.00	1,021.91	0.65	3.31
Class B	1,000.00	999.00	0.45	2.27	1,000.00	1,022.91	0.45	2.29
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	986.10	0.65	3.25	1,000.00	1,021.91	0.65	3.31
Class B	1,000.00	988.50	0.45	2.26	1,000.00	1,022.91	0.45	2.29
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	958.40	0.63	3.11	1,000.00	1,022.01	0.63	3.21
Class B	1,000.00	959.80	0.43	2.12	1,000.00	1,023.01	0.43	2.19
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	802.70	0.64	2.91	1,000.00	1,021.97	0.64	3.26
Class B	1,000.00	803.50	0.44	2.00	1,000.00	1,022.98	0.44	2.24
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	1,029.70	0.64	3.27	1,000.00	1,021.97	0.64	3.26
Class B	1,000.00	1,032.40	0.44	2.25	1,000.00	1,022.98	0.44	2.24

†Expenses paid by each Fund during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy of the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (49)[1] 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present) President and Chief Executive Officer (12/2006 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (01/2010 to present); President of the Adviser (01/2007 to present); Managing Board Member of Curian Capital, LLC (01/2011 to 04/2015) and Curian Clearing LLC (01/2011 to 04/2015); Managing Board Member of the Adviser (05/2015 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); President and Chief Executive Officer of other Investment Companies advised by Curian Capital, LLC (08/2014 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Independent Managers
Michael Bouchard (59) 1 Corporate Way Lansing, MI 48951	Manager[2] (04/2000 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (01/1999 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Ellen Carnahan (60) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, Machrie Enterprises LLC (07/07 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director, ENOVA International Inc. (05/2015 to present); Audit Committee Member, ENOVA International Inc. (05/2015 to present); Governance Committee Member, ENOVA International Inc. (05/2015 to present); Director, Integrys Energy Group (05/2003 to 06/2015); Governance Committee Member, Integrys Energy Group (05/2003 to 05/2013); Governance Committee Chair, Integrys Energy Group (05/2010 to 05/2013); Finance Committee Member, Integrys Energy Group (05/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to 06/2015); Environmental Committee Member, Integrys Energy Group (05/2013 to 06/2015)

William J. Crowley, Jr. (70) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (01/2014 to present) Manager [2] (01/2007 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Director of Alpha Natural Resources (07/2009 to present)
Michelle Engler (57) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (01/2011 to 12/2013) Manager [2] (04/2000 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: NONE

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Managers
John Gillespie (62) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Richard McLellan (73) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2003 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1968 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012)
William R. Rybak (64) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investment Services, Inc. (2010 to present); Chair of Audit Committee of Christian Brothers Investment Services, Inc. (2012 to present); Member of the Board of Trustees of Lewis University (1983 to 2009 and 2012 to present), Chair (2000 to 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 03/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Chair of Governance Committee, each of the Calamos Mutual Funds (2004 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chair of Audit Committee of The PrivateBancorp (05/2013 to present); Chair of Business Risk Committee of The PrivateBancorp (2009 to 05/2013)

Edward Wood (59) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to 04/2015); Managing Director, Morgan Stanley Investment Management (12/2003 to 01/2011)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Patricia A. Woodworth (60) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present)	115
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

[1]	Mr. Nerud is an “interested person” of the Fund due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and independent Managers are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term. Chairperson Crowley’s term will lapse at the end of 2016.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE FUND (LENGTH OF TIME SERVED)
Officers
Karen J. Buiter (50) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Financial Reporting of the Adviser (07/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (04/2008 to 06/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Kelly L. Crosser (43) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (09/2007 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (09/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (04/2007 to 12/2013); Manager, Jackson National Life Insurance Company (12/2013 to present)

Steven J. Fredricks (45) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (01/2005 to present) Anti-Money Laundering Officer (12/2015 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (01/2005 to present); Senior Vice President of the Adviser (02/2013 to present); Anti-Money Laundering Officer of other Investment Companies advised by the Adviser (12/2015 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 05/2012)

William Harding (41) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Investment Officer of the Adviser (07/2014 to present); Vice President of the Adviser (10/2012 to 06/2014); Vice President of Curian Capital, LLC (02/2013 to present);Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (05/2014 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

Daniel W. Koors (45) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (01/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011)

Kristen K. Leeman (40) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2012 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (06/2012 to present); Regulatory Analyst of Jackson National Life Insurance Company (02/2014 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to 01/2014)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE FUND (LENGTH OF TIME SERVED)
Officers
Gerard A. M. Oprins (56) 1 Corporate Way Lansing, MI 48951	Vice President (06/2012 to present) Treasurer and Chief Financial Officer (11/2011 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by
Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (03/2012 to present); Business
Consultant (2009 to 03/2011)

Michael Piszczek (58) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President – Tax of the Adviser (07/2011 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 06/2011); Vice
President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (44) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (02/2004 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (01/2010 to present); Chief Legal Officer (07/2004 to 12/2009) and Secretary
(11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (02/2004 to present)

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2015:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX [1]
Michael Bouchard	$20,141	$0	$0	$260,500	[3]
Ellen Carnahan	$20,103	$0	$0	$260,000	[4]
William J. Crowley, Jr.	$23,582	$0	$0	$305,000	[5]
Michelle Engler	$19,329	$0	$0	$250,000
John Gillespie	$18,750	$0	$0	$242,500	[6]
Richard McLellan	$19,523	$0	$0	$252,500
William R. Rybak	$20,721	$0	$0	$268,000
Edward Wood	$20,103	$0	$0	$260,000	[7]
Patricia Woodworth	$18,750	$0	$0	$242,500	[8]

[1]

The fees paid to the independent Managers are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Investor Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers are $2,341,000.

[2]	Mr. Crowley an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of the Governance Committee or Audit Committee.
[3]	Amount includes $19,350 deferred by Mr. Bouchard.
[4]	Amount includes $130,000 deferred by Ms. Carnahan.
[5]	Amount includes $274,000 deferred by Mr. Crowley.
[6]	Amount includes $121,250 deferred by Mr. Gillespie.
[7]	Amount includes $260,000 deferred by Mr. Wood.
[8]	Amount includes $51,000 deferred by Ms. Woodworth.

JNL VARIABLE FUND LLC

(“JNL VARIABLE FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with the Funds’ Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on June 1-3, 2015 and August 17-19, 2015, the Board, including all of the independent managers, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through September 30, 2016.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the JNL Variable Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by management. The Board noted that the Adviser reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark. This consideration was based on JNAM’s assertion that the custom benchmark is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus. The performance reviewed by the Board was for periods ended on December 31, 2014 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL/Mellon Capital Communications Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for all periods. The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Consumer Brands Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital DowSM Index Fund (formerly, JNL/Mellon Capital DowSM 10 Fund). The Board considered that the Fund’s gross performance surpassed its custom benchmark for the ten-year period, though it underperformed its custom benchmark for the remaining periods. The Board also considered that the Fund’s gross performance was within 0.1% of its benchmark for the one-, three- and five-year periods. The Board also considered the Fund’s unique investment mandate and information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Financial Sector Fund. The Board took into account that the Fund’s gross performance surpassed its benchmark for all periods. The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund). The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-, three- and five-year periods, though it lagged its custom benchmark for the ten-year period. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Healthcare Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the ten-year period, though it underperformed its benchmark for the shorter periods. The Board also considered that the Fund’s gross performance was within 0.1% of its benchmark for the three- and five-year periods. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-, three- and five-year periods, though it lagged its custom benchmark for the ten-year period. The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Nasdaq® 25 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for all periods. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Oil & Gas Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for all periods. The Board noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® 24 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the three- and five-year periods, though it lagged its custom benchmark for the one-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-year period, though it lagged the custom benchmark for the three- and five-year periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Technology Sector Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the five- and ten-year periods, though it lagged its benchmark for the shorter periods. The Board also considered that the Fund’s gross performance was within three basis points of its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital: Communications Sector Fund, Consumer Brands Sector Fund, DowSM Index Fund (formerly, DowSM 10 Fund), Financial Sector Fund, Global 30 Fund (formerly, Global 15 Fund), Healthcare Sector Fund, JNL 5 Fund, Nasdaq® 25 Fund, Oil & Gas Sector Fund, S&P® SMid 60 Fund and Technology Sector Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital S&P® 24 Fund. The Board took into account that the Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Fund’s distributor, the Sub-Adviser would not be required to participate in the meetings and recommendations to hire or fire the Sub-Adviser would not be influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund(s), the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

SUPPLEMENT DATED JANUARY 15, 2016

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® VARIABLE FUND LLC

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective April 25, 2016, the JNL/Nasdaq® 25 Fund, in conjunction with certain investment strategy and fund name changes mentioned below, will be adopting an investment policy to invest, under normal circumstances, at least 80% of its assets in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

Investment Strategy, and Name Change of JNL/Mellon Capital Nasdaq® 25 Fund

On December 8-9, 2015, the Board of Managers of the JNL Variable Fund LLC approved a change in the investment strategy of JNL/Mellon Capital Nasdaq® 25 Fund (“Fund”), and a corresponding change in the Fund’s name. The name of the Fund will change to JNL/Mellon Capital Nasdaq® 100 Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or around April 25, 2016.

This Supplement is dated January 15, 2016.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV8037 04/15, JMV8037BE 04/15, JMV9476L 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV8037NY 04/15, JMV8037BENY 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, and NV3784 04/15.)

CMX16692 01/16

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV7338 01/16

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee. William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is directly responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2014 and December 31, 2015. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2014	$81,048	$0	$51,640	$43,704
2015	$80,942	$0	$56,028	$4,705

The above Tax Fees for 2014 and 2015 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

The above All Other Fees for 2014 and 2015 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2014	$134,017	$10,500	$0
2015	$140,795	$17,000	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an attestation on the suitability of design and operating effectiveness of control pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2014 and 2015 are the aggregate fees billed for professional services by KPMG to adviser entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2014 was $239,861. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2015 was $218,527.

(h) For the fiscal years ended December 31, 2014 and December 31, 2015, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2015, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 13.7%
Asbury Automotive Group Inc. (c)	131	$8,825
BJ’s Restaurants Inc. (c)	115	4,981
Cablevision Systems Corp. - Class A	1,400	44,657
Cato Corp. - Class A	117	4,300
Cinemark Holdings Inc.	792	26,472
Core-Mark Holding Co. Inc. (d)	103	8,404
Diamond Resorts International Inc. (c) (d)	337	8,606
G-III Apparel Group Ltd. (c)	198	8,743
Gentherm Inc. (c)	158	7,504
Helen of Troy Ltd. (c)	126	11,902
L Brands Inc.	799	76,562
Leggett & Platt Inc.	650	27,331
Marriott International Inc. - Class A	897	60,158
Marriott Vacations Worldwide Corp.	145	8,279
Mattress Firm Holding Corp. (c) (d)	155	6,927
McDonald’s Corp.	734	86,760
Motorcar Parts of America Inc. (c)	78	2,637
Murphy USA Inc. (c)	202	12,262
Popeyes Louisiana Kitchen Inc. (c)	103	6,009
Skechers U.S.A. Inc. - Class A (c)	548	16,561
Sonic Corp. (d)	239	7,719
Universal Electronics Inc. (c) (d)	71	3,644
Zumiez Inc. (c) (d)	132	1,998

		451,241

CONSUMER STAPLES - 15.0%
Cal-Maine Foods Inc. (d)	193	8,924
Calavo Growers Inc. (d)	78	3,818
Campbell Soup Co.	624	32,817
Clorox Co. (d)	260	33,035
Coca-Cola Co.	2,679	115,104
ConAgra Foods Inc.	764	32,196
General Mills Inc.	519	29,912
Ingles Markets Inc. - Class A	61	2,705
Kellogg Co.	422	30,494
Kimberly-Clark Corp.	236	30,040
Kroger Co.	2,148	89,831
Sysco Corp.	687	28,181
Tesco Plc (c)	16,334	35,891
USANA Health Sciences Inc. (c) (d)	55	6,969
Vector Group Ltd. (d)	532	12,559

		492,476

ENERGY - 8.9%
BP Plc	7,613	39,561
Chevron Corp.	626	56,353
China Petroleum & Chemical Corp. - Class H	55,112	33,096
Exxon Mobil Corp.	752	58,581
Marathon Oil Corp.	989	12,452
Murphy Oil Corp.	567	12,736
National Oilwell Varco Inc.	434	14,538
PetroChina Co. Ltd. - Class H	40,212	26,324
Phillips 66	399	32,660
Targa Resources Corp. (d)	271	7,329

		293,630

FINANCIALS - 7.6%
Acadia Realty Trust (d)	300	9,942
American Assets Trust Inc.	190	7,278
Bank of China Ltd. - Class H	78,960	35,036
BGC Partners Inc. - Class A	819	8,030
Cash America International Inc.	126	3,788
Chatham Lodging Trust	148	3,024

	Shares	Value
Chesapeake Lodging Trust (d)	243	6,116
China Construction Bank Corp. - Class H	53,775	36,683
DiamondRock Hospitality Co.	865	8,344
DuPont Fabros Technology Inc.	294	9,337
Education Realty Trust Inc.	210	7,972
FelCor Lodging Trust Inc.	544	3,973
Healthcare Realty Trust Inc. (d)	432	12,244
Hersha Hospitality Trust (d)	220	4,796
HFF Inc. - Class A	166	5,173
Hudson Pacific Properties Inc.	299	8,421
Industrial & Commercial Bank of China Ltd. - Class H	60,448	36,234
Piper Jaffray Cos. (c)	73	2,949
Sovran Self Storage Inc.	149	15,974
Summit Hotel Properties Inc.	375	4,485
Sun Communities Inc. (d)	212	14,503
Universal Insurance Holdings Inc. (d)	149	3,446
Winthrop Realty Trust (d)	167	2,166

		249,914

HEALTH CARE - 12.1%
Abaxis Inc.	100	5,544
Abiomed Inc. (c)	182	16,420
Acorda Therapeutics Inc. (c) (d)	187	7,988
AMN Healthcare Services Inc. (c)	206	6,408
Baxalta Inc.	381	14,854
Baxter International Inc.	381	14,531
Chemed Corp.	75	11,277
DepoMed Inc. (c) (d)	258	4,669
Eli Lilly & Co.	391	32,940
Enanta Pharmaceuticals Inc. (c) (d)	84	2,784
ExamWorks Group Inc. (c)	178	4,741
GlaxoSmithKline Plc	2,167	43,756
Lannett Co. Inc. (c) (d)	159	6,376
Merck & Co. Inc.	1,169	61,756
Molina Healthcare Inc. (c)	214	12,845
Myriad Genetics Inc. (c)	323	13,952
Natus Medical Inc. (c)	144	6,929
OraSure Technologies Inc. (c)	258	1,661
Pfizer Inc.	3,624	116,967
Providence Services Corp. (c)	72	3,358
Repligen Corp. (c) (d)	146	4,120
Sucampo Pharmaceuticals Inc. - Class A (c)	200	3,465

		397,341

INDUSTRIALS - 15.9%
ACCO Brands Corp. (c) (d)	499	3,555
Allegiant Travel Co.	77	12,996
ArcBest Corp.	118	2,525
Astronics Corp. (c)	77	3,120
Caterpillar Inc. (d)	778	52,862
Delta Air Lines Inc.	1,400	70,984
Eaton Corp. Plc	416	21,648
Echo Global Logistics Inc. (c)	106	2,166
Emerson Electric Co.	449	21,472
General Dynamics Corp.	500	68,618
General Electric Co. (d)	4,590	142,984
Greenbrier Cos. Inc. (d)	122	3,970
Heartland Express Inc. (d)	391	6,655
Multi-Color Corp. (d)	72	4,322
Saia Inc. (c)	113	2,511
Southwest Airlines Co.	1,626	70,030
Taser International Inc. (c) (d)	233	4,024
Waste Management Inc.	529	28,241

		522,683

INFORMATION TECHNOLOGY - 7.6%
Ambarella Inc. (c) (d)	135	7,527
Blackhawk Network Holdings Inc. (c)	58	2,550

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Cimpress NV (c) (d)	144	11,675
DHI Group Inc. (c)	236	2,165
Ellie Mae Inc. (c) (d)	128	7,714
EPAM Systems Inc. (c)	211	16,612
Hewlett Packard Enterprise Co.	1,708	25,967
Hollysys Automation Technologies Ltd.	255	5,657
HP Inc.	1,711	20,263
Leidos Holdings Inc.	637	35,859
LogMeIn Inc. (c)	109	7,298
Manhattan Associates Inc. (c)	330	21,804
Micron Technology Inc. (c)	2,007	28,412
Monolithic Power Systems Inc. (d)	171	10,865
Net 1 UEPS Technologies Inc. (c)	211	2,857
Omnivision Technologies Inc. (c)	259	7,505
OSI Systems Inc. (c)	88	7,829
Qualys Inc. (c)	146	4,816
Rogers Corp. (c)	81	4,155
Synchronoss Technologies Inc. (c)	188	6,631
Take-Two Interactive Software Inc. (c)	371	12,941

		251,102

MATERIALS - 5.5%
Clearwater Paper Corp. (c)	85	3,878
Headwaters Inc. (c)	325	5,488
International Paper Co.	517	19,484
Neenah Paper Inc.	74	4,607
Nucor Corp. (d)	576	23,231
Scotts Miracle-Gro Co. - Class A	451	29,064
Sherwin-Williams Co.	259	67,184
Sonoco Products Co.	634	25,921

		178,857

TELECOMMUNICATION SERVICES - 8.5%
AT&T Inc.	3,365	115,801
Consolidated Communications Holdings Inc. (d)	227	4,748
Iridium Communications Inc. (c) (d)	420	3,535
Verizon Communications Inc.	2,424	112,057
Vodafone Group Plc	13,708	44,453

		280,594

UTILITIES - 5.1%
American States Water Co.	171	7,178
Edison International	1,038	61,484
Empire District Electric Co.	192	5,402
National Grid Plc	3,262	44,987
New Jersey Resources Corp.	372	12,262
NorthWestern Corp. (d)	202	10,963
Portland General Electric Co.	345	12,557
WGL Holdings Inc.	221	13,938

		168,771

Total Common Stocks (cost $3,243,291)		3,286,609

INVESTMENT COMPANIES - 0.1%
SPDR S&P 500 ETF Trust	10	2,133

Total Investment Companies (cost $2,167)		2,133

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 0.0%
JNL Money Market Fund, 0.19% (a) (b)	1,229	1,229

	Shares	Value
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.29% (b)	108,719	108,719

Total Short Term Investments (cost $109,948)		109,948

Total Investments - 103.3% (cost $3,355,406)		3,398,690
Other Assets and Liabilities, Net - (3.3%)		(108,511)

Total Net Assets - 100.0%		$3,290,179

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 100.0%
1-800-Flowers.com Inc. - Class A (c)	7	$48
2U Inc. (c) (d)	10	269
Aaron’s Inc.	22	484
Abercrombie & Fitch Co. - Class A (d)	23	610
Advance Auto Parts Inc.	24	3,661
Amazon.com Inc. (c)	132	89,202
AMC Entertainment Holdings Inc. - Class A	6	150
AMC Networks Inc. - Class A (c) (d)	20	1,498
America’s Car-Mart Inc. (c) (d)	2	53
American Axle & Manufacturing Holdings Inc. (c) (d)	23	444
American Eagle Outfitters Inc. (d)	61	940
American Public Education Inc. (c)	6	115
Apollo Education Group Inc. - Class A (c) (d)	32	243
ARAMARK Corp.	75	2,409
Arctic Cat Inc. (d)	3	53
Asbury Automotive Group Inc. (c)	8	515
Ascena Retail Group Inc. (c) (d)	57	566
Ascent Capital Group Inc. - Class A (c) (d)	3	48
Autoliv Inc. (d)	29	3,650
AutoNation Inc. (c)	24	1,458
AutoZone Inc. (c)	10	7,589
Barnes & Noble Education Inc. (c)	13	128
Barnes & Noble Inc.	20	176
Beazer Homes USA Inc. (c)	11	123
Bed Bath & Beyond Inc. (c) (d)	57	2,740
Belmond Ltd. - Class A (c)	29	280
Best Buy Co. Inc. (d)	105	3,202
Big 5 Sporting Goods Corp.	6	57
Big Lots Inc. (d)	18	676
Biglari Holdings Inc. (c)	-	105
BJ’s Restaurants Inc. (c)	7	294
Bloomin’ Brands Inc.	42	706
Blue Nile Inc. (c)	3	121
Bob Evans Farms Inc.	7	273
Bojangles’ Inc. (c) (d)	3	53
Boot Barn Holdings Inc. (c) (d)	3	37
BorgWarner Inc.	75	3,253
Boyd Gaming Corp. (c) (d)	28	558
Bridgepoint Education Inc. (c)	7	56
Bright Horizons Family Solutions Inc. (c)	15	1,020
Brinker International Inc. (d)	20	936
Brunswick Corp.	30	1,531
Buckle Inc. (d)	10	295
Buffalo Wild Wings Inc. (c) (d)	6	979
Burlington Stores Inc. (c)	25	1,083
Cabela’s Inc. - Class A (c) (d)	18	822
Cable One Inc.	2	688
Cablevision Systems Corp. - Class A	66	2,110
Caesars Acquisition Co. - Class A (c) (d)	18	126
Caesars Entertainment Corp. (c) (d)	20	156

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
CalAtlantic Group Inc.	26	977
Caleres Inc.	14	377
Callaway Golf Co.	26	245
Capella Education Co.	4	183
Career Education Corp. (c)	21	77
Carmax Inc. (c)	69	3,730
Carmike Cinemas Inc. (c)	8	193
Carnival Corp.	138	7,499
Carriage Services Inc.	5	114
Carrol’s Restaurant Group Inc. (c)	11	132
Carter’s Inc.	17	1,535
Cato Corp. - Class A	8	306
Cavco Industries Inc. (c) (d)	2	207
CBS Corp. - Class B	148	6,976
Century Communities Inc. (c)	5	97
Charter Communications Inc. - Class A (c) (d)	28	5,130
Cheesecake Factory Inc. (d)	16	731
Chegg Inc. (c) (d)	18	119
Chico’s FAS Inc.	45	478
Childrens Place Retail Stores Inc.	7	384
Chipotle Mexican Grill Inc. - Class A (c)	10	4,984
Choice Hotels International Inc. (d)	12	602
Churchill Downs Inc.	4	612
Chuy’s Holdings Inc. (c) (d)	5	160
Cinemark Holdings Inc.	35	1,170
Citi Trends Inc.	5	113
Clear Channel Outdoor Holdings Inc. - Class A (c)	15	86
ClubCorp Holdings Inc.	23	413
Coach Inc.	92	2,999
Columbia Sportswear Co. (d)	9	436
Comcast Corp. - Class A	824	46,526
Conn’s Inc. (c) (d)	6	150
Container Store Group Inc. (c) (d)	5	38
Cooper Tire & Rubber Co.	17	650
Cooper-Standard Holding Inc. (c)	5	426
Core-Mark Holding Co. Inc.	8	633
Cracker Barrel Old Country Store Inc. (d)	7	832
Crocs Inc. (c)	25	259
CSS Industries Inc.	3	77
CST Brands Inc.	25	972
D.R. Horton Inc.	109	3,500
Dana Holding Corp. (d)	53	737
Darden Restaurants Inc.	38	2,403
Dave & Buster’s Entertainment Inc. (c)	10	409
Deckers Outdoor Corp. (c) (d)	11	518
Del Frisco’s Restaurant Group Inc. (c)	8	125
Del Taco Restaurants Inc. (c) (d)	13	138
Delphi Automotive Plc	94	8,075
Denny’s Corp. (c)	31	301
DeVry Education Group Inc. (d)	21	536
Diamond Resorts International Inc. (c) (d)	15	384
Dick’s Sporting Goods Inc. (d)	31	1,096
Dillard’s Inc. - Class A (d)	8	506
DineEquity Inc.	6	468
Discovery Communications Inc. - Class A (c) (d)	49	1,304
Discovery Communications Inc. - Class C (c)	90	2,269
DISH Network Corp. - Class A (c)	75	4,289
Dollar General Corp.	98	7,053
Dollar Tree Inc. (c)	74	5,687
Domino’s Pizza Inc. (d)	18	1,999
Dorman Products Inc. (c) (d)	11	534
DreamWorks Animation SKG Inc. - Class A (c) (d)	25	648
Drew Industries Inc.	8	483
DSW Inc. - Class A (d)	27	655
Dunkin’ Brands Group Inc. (d)	31	1,331

	Shares	Value
El Pollo Loco Holdings Inc. (c) (d)	4	45
Entercom Communications Corp. - Class A (c)	9	98
Entravision Communications Corp. - Class A	20	156
Ethan Allen Interiors Inc.	8	236
Etsy Inc. (c)	22	181
EW Scripps Co. - Class A (d)	18	347
Expedia Inc.	41	5,111
Express Inc. (c)	25	439
Extended Stay America Inc. - Class B	27	425
Federal-Mogul Corp. (c)	11	75
Fiesta Restaurant Group Inc. (c)	9	296
Finish Line Inc. - Class A	15	268
Five Below Inc. (c) (d)	19	599
Foot Locker Inc. (d)	46	3,003
Ford Motor Co.	1,230	17,337
Fossil Group Inc. (c) (d)	14	504
Fox Factory Holding Corp. (c)	6	92
Francesca’s Holdings Corp. (c)	13	228
Fred’s Inc. - Class A (d)	11	176
FTD Cos. Inc. (c)	6	151
G-III Apparel Group Ltd. (c)	13	589
GameStop Corp. - Class A (d)	35	983
Gannett Co. Inc.	35	578
Gap Inc. (d)	84	2,063
Garmin Ltd. (d)	38	1,406
General Motors Co.	474	16,116
Genesco Inc. (c)	8	467
Gentex Corp. (d)	97	1,546
Gentherm Inc. (c)	11	533
Genuine Parts Co.	51	4,346
Global Eagle Entertainment Inc. (c)	10	103
GNC Holdings Inc. - Class A	29	887
Goodyear Tire & Rubber Co.	89	2,917
Graham Holdings Co.	2	762
Grand Canyon Education Inc. (c)	15	589
Gray Television Inc. (c)	19	315
Green Brick Partners Inc. (c) (d)	6	42
Group 1 Automotive Inc.	8	636
Groupon Inc. - Class A (c) (d)	160	490
Guess? Inc. (d)	22	418
H&R Block Inc.	79	2,632
Habit Restaurants Inc. - Class A (c) (d)	4	85
HanesBrands Inc.	133	3,903
Harley-Davidson Inc.	68	3,109
Harman International Industries Inc. (d)	24	2,236
Harte-Hanks Inc.	19	62
Hasbro Inc.	38	2,538
Haverty Furniture Cos. Inc. (d)	6	136
Helen of Troy Ltd. (c) (d)	9	846
Hibbett Sports Inc. (c) (d)	8	243
Hilton Worldwide Holdings Inc.	163	3,483
Home Depot Inc.	426	56,386
Houghton Mifflin Harcourt Co. (c)	46	997
Hovnanian Enterprises Inc. - Class A (c) (d)	29	53
HSN Inc.	11	553
Iconix Brand Group Inc. (c) (d)	13	92
IMAX Corp. (c) (d)	20	723
Installed Building Products Inc. (c)	7	178
International Speedway Corp. - Class A	9	314
Interpublic Group of Cos. Inc.	136	3,177
Interval Leisure Group Inc.	15	230
Intrawest Resorts Holdings Inc. (c)	7	56
iRobot Corp. (c) (d)	10	345
Isle of Capri Casinos Inc. (c) (d)	6	87
J.C. Penney Co. Inc. (c) (d)	97	646
Jack in the Box Inc.	12	916
Jarden Corp. (c)	67	3,805
John Wiley & Sons Inc. - Class A	16	723

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Johnson Controls Inc.	217	8,554
K12 Inc. (c)	14	125
Kate Spade & Co. (c) (d)	43	770
KB Home (d)	28	345
Kirkland’s Inc.	6	80
Kohl’s Corp.	65	3,104
Krispy Kreme Doughnuts Inc. (c) (d)	20	307
L Brands Inc. (d)	82	7,877
La Quinta Holdings Inc. (c)	30	403
La-Z-Boy Inc.	17	404
Lands’ End Inc. (c) (d)	5	126
Las Vegas Sands Corp.	133	5,826
Lear Corp.	25	3,120
Leggett & Platt Inc.	45	1,890
Lennar Corp. - Class A (d)	58	2,820
LGI Homes Inc. (c) (d)	5	113
Libbey Inc.	7	153
Liberty Broadband Corp. - Class A (c)	7	380
Liberty Broadband Corp. - Class C (c)	22	1,132
Liberty Global Plc - Class A (c)	4	159
Liberty Global Plc - Class A (c)	84	3,556
Liberty Global Plc - Class C (c)	10	427
Liberty Global Plc - Class C (c) (d)	203	8,262
Liberty Interactive Corp. QVC Group - Class A (c)	147	4,027
Liberty Media Corp. - Class A (c)	30	1,183
Liberty Media Corp. - Class C (c)	67	2,542
Liberty TripAdvisor Holdings Inc. - Class A (c)	24	726
Liberty Ventures - Class A (c)	44	1,999
LifeLock Inc. (c) (d)	27	387
Lindblad Expeditions Holdings Inc. (c)	7	79
Lions Gate Entertainment Corp. (d)	35	1,126
Lithia Motors Inc. - Class A (d)	8	820
Live Nation Inc. (c)	51	1,262
LKQ Corp. (c)	101	2,994
Loral Space & Communications Inc. (c)	4	181
Lowe’s Cos. Inc.	307	23,374
Lululemon Athletica Inc. (c) (d)	37	1,963
Lumber Liquidators Holdings Inc. (c) (d)	10	175
M/I Homes Inc. (c)	8	167
Macy’s Inc.	109	3,816
Madison Square Garden Co. - Class A (c)	6	1,014
Marcus Corp.	7	125
MarineMax Inc. (c) (d)	8	150
Marriott International Inc. - Class A (d)	71	4,757
Marriott Vacations Worldwide Corp. (d)	9	507
Mattel Inc. (d)	112	3,048
Mattress Firm Holding Corp. (c) (d)	5	226
McDonald’s Corp.	313	36,951
MDC Holdings Inc.	13	319
Media General Inc. (c) (d)	29	468
Men’s Wearhouse Inc. (d)	13	191
Meredith Corp.	13	547
Meritage Homes Corp. (c)	13	438
Metaldyne Performance Group Inc.	4	75
MGM Resorts International (c)	149	3,389
Michael Kors Holdings Ltd. (c)	64	2,545
Michaels Cos. Inc. (c)	28	622
Modine Manufacturing Co. (c)	15	137
Mohawk Industries Inc. (c)	21	3,951
Monro Muffler Brake Inc.	11	710
Motorcar Parts of America Inc. (c)	6	200
Movado Group Inc.	5	119
MSG Networks Inc. - Class A (c) (d)	20	416
Murphy USA Inc. (c)	16	958
NACCO Industries Inc. - Class A (d)	1	33
National CineMedia Inc.	20	318
Nautilus Inc. (c)	10	166

	Shares	Value
Netflix Inc. (c)	135	15,387
New Media Investment Group Inc.	15	295
New York Times Co. - Class A	44	594
Newell Rubbermaid Inc.	89	3,905
News Corp. - Class A	126	1,687
Nexstar Broadcasting Group Inc. - Class A	11	631
Nike Inc. - Class B	450	28,148
Noodles & Co. - Class A (c) (d)	5	44
Nordstrom Inc. (d)	46	2,307
Norwegian Cruise Line Holdings Ltd. (c)	54	3,144
NutriSystem Inc.	10	209
NVR Inc. (c)	1	2,115
O’Reilly Automotive Inc. (c)	33	8,344
Office Depot Inc. (c)	160	905
Ollie’s Bargain Outlet Holdings Inc. (c) (d)	4	71
Omnicom Group Inc. (d)	81	6,094
Outerwall Inc. (d)	6	220
Overstock.com Inc. (c)	4	49
Oxford Industries Inc.	5	301
Panera Bread Co. - Class A (c)	8	1,591
Papa John’s International Inc. (d)	10	557
Party City Holdco Inc. (c)	10	129
Penn National Gaming Inc. (c)	24	386
Penske Auto Group Inc.	15	620
Pep Boys-Manny Moe & Jack (c) (d)	15	275
PetMed Express Inc. (d)	6	106
Pier 1 Imports Inc. (d)	29	149
Pinnacle Entertainment Inc. (c)	20	608
Planet Fitness Inc. - Class A (c) (d)	6	89
Polaris Industries Inc. (d)	21	1,775
Pool Corp. (d)	14	1,129
Popeyes Louisiana Kitchen Inc. (c) (d)	7	436
Potbelly Corp. (c) (d)	7	83
Priceline Group Inc. (c) (d)	17	21,478
Pulte Homes Inc.	106	1,889
PVH Corp.	27	1,998
Ralph Lauren Corp. - Class A (d)	20	2,212
Red Robin Gourmet Burgers Inc. (c)	5	287
Regal Entertainment Group - Class A (d)	29	551
Regis Corp. (c)	14	193
Rent-A-Center Inc. (d)	17	260
Rentrak Corp. (c)	3	147
Restoration Hardware Holdings Inc. (c) (d)	12	981
Ross Stores Inc.	138	7,414
Royal Caribbean Cruises Ltd.	59	5,935
Ruby Tuesday Inc. (c)	25	136
Ruth’s Hospitality Group Inc.	13	205
Sally Beauty Holdings Inc. (c)	52	1,456
Scholastic Corp. (d)	7	289
Scientific Games Corp. - Class A (c) (d)	15	135
Scripps Networks Interactive Inc. - Class A (d)	25	1,364
Sears Holdings Corp. (c) (d)	8	156
SeaWorld Entertainment Inc. (d)	24	476
Select Comfort Corp. (c)	17	354
Sequential Brands Group Inc. (c) (d)	14	111
Service Corp. International	66	1,725
ServiceMaster Global Holdings Inc. (c) (d)	44	1,737
Shake Shack Inc. - Class A (c) (d)	3	119
Shoe Carnival Inc.	6	147
Shutterfly Inc. (c)	12	526
Signet Jewelers Ltd.	25	3,129
Sinclair Broadcast Group Inc. - Class A	22	730
Sirius XM Holdings Inc. (c) (d)	800	3,257
Six Flags Entertainment Corp. (d)	25	1,377
Skechers U.S.A. Inc. - Class A (c)	42	1,254
Smith & Wesson Holding Corp. (c)	18	389
Sonic Automotive Inc. - Class A	11	243
Sonic Corp.	16	520

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Sotheby’s - Class A	20	520
Speedway Motorsports Inc.	4	90
Sportsman’s Warehouse Holdings Inc. (c)	9	112
Stage Stores Inc. (d)	12	108
Standard Motor Products Inc.	7	252
Staples Inc.	211	2,000
Starbucks Corp.	493	29,594
Starwood Hotels & Resorts Worldwide Inc.	56	3,890
Starz - Class A (c)	29	967
Stein Mart Inc.	9	59
Steven Madden Ltd. (c) (d)	19	584
Strayer Education Inc. (c)	4	221
Sturm Ruger & Co. Inc. (d)	6	384
Superior Industries International Inc. (d)	8	140
Target Corp. (d)	198	14,411
Taylor Morrison Home Corp. - Class A (c) (d)	10	155
Tegna Inc. (d)	71	1,815
Tempur Sealy International Inc. (c) (d)	21	1,445
Tenneco Inc. (c) (d)	20	919
Tesla Motors Inc. (c) (d)	32	7,741
Texas Roadhouse Inc. - Class A	21	744
Thor Industries Inc.	16	895
Tiffany & Co.	43	3,257
Tile Shop Holdings Inc. (c)	8	130
Time Inc.	37	577
Time Warner Cable Inc.	94	17,454
Time Warner Inc.	271	17,530
TJX Cos. Inc.	224	15,895
Toll Brothers Inc. (c)	55	1,831
TopBuild Corp. (c)	13	390
Tower International Inc.	7	190
Tractor Supply Co.	45	3,857
TravelCenters of America LLC (c)	9	82
TRI Pointe Homes Inc. (c)	49	622
Tribune Media Co. - Class A	26	891
Tribune Publishing Co. (d)	6	52
TripAdvisor Inc. (c) (d)	39	3,349
Tuesday Morning Corp. (c)	13	83
Tumi Holdings Inc. (c) (d)	20	329
Tupperware Brands Corp. (d)	17	928
Twenty-First Century Fox Inc. - Class A	404	10,977
Twenty-First Century Fox Inc. - Class B	145	3,940
Ulta Salon Cosmetics & Fragrance Inc. (c)	20	3,735
Under Armour Inc. - Class A (c) (d)	60	4,839
Unifi Inc. (c)	5	147
Universal Electronics Inc. (c)	5	264
Urban Outfitters Inc. (c)	32	718
Vail Resorts Inc.	12	1,525
Vera Bradley Inc. (c)	7	108
VF Corp.	113	7,060
Viacom Inc. - Class B	116	4,771
Vista Outdoor Inc. (c)	21	950
Visteon Corp. (c)	13	1,543
Vitamin Shoppe Inc. (c) (d)	10	335
Walt Disney Co.	532	55,944
Wayfair Inc. - Class A (c) (d)	7	341
WCI Communities Inc. (c)	7	148
Weight Watchers International Inc. (c) (d)	10	226
Wendy’s Co.	74	794
Weyco Group Inc.	3	71
Whirlpool Corp.	26	3,847
William Lyon Homes - Class A (c) (d)	6	105
Williams-Sonoma Inc.	28	1,645
Wingstop Inc. (c) (d)	3	61
Winmark Corp.	1	73
Winnebago Industries Inc. (d)	8	169
Wolverine World Wide Inc. (d)	35	584
World Wrestling Entertainment Inc. - Class A	13	228

	Shares	Value
Wyndham Worldwide Corp.	39	2,827
Wynn Resorts Ltd. (d)	27	1,850
Yum! Brands Inc.	143	10,428
Zoe’s Kitchen Inc. (c) (d)	7	201
Zumiez Inc. (c) (d)	6	88

Total Common Stocks (cost $893,631)		987,504

SHORT TERM INVESTMENTS - 4.2%

Investment Company - 0.5%
JNL Money Market Fund, 0.19% (a) (b)	4,489	4,489

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	37,089	37,089

Total Short Term Investments (cost $41,578)		41,578

Total Investments - 104.2% (cost $935,209)		1,029,082

Other Assets and Liabilities, Net - (4.2%)		(41,199)

Total Net Assets - 100.0%		$987,883

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.7%

FINANCIALS - 99.7%
1st Source Corp.	2	$59
Acadia Realty Trust	13	431
ACE Ltd.	59	6,837
Affiliated Managers Group Inc. (c)	10	1,558
AFLAC Inc.	78	4,656
AG Mortgage Investment Trust Inc.	4	52
Agree Realty Corp.	3	109
Alexander & Baldwin Inc.	8	295
Alexander’s Inc.	-	151
Alexandria Real Estate Equities Inc.	13	1,201
Alleghany Corp. (c)	3	1,380
Allied World Assurance Co. Holdings Ltd.	16	591
Allstate Corp.	73	4,503
Ally Financial Inc. (c)	79	1,478
Altisource Portfolio Solutions SA (c)	2	60
Altisource Residential Corp. - Class B	9	117
Ambac Financial Group Inc. (c)	7	104
American Assets Trust Inc.	6	226
American Campus Communities Inc. (d)	20	830
American Capital Agency Corp.	63	1,097
American Capital Mortgage Investment Corp. (d)	9	131
American Equity Investment Life Holding Co.	13	324
American Express Co.	163	11,366
American Financial Group Inc.	13	932
American Homes For Rent - Class A	30	495
American International Group Inc. (d)	235	14,536
American National Insurance Co.	2	163
American Residential Properties Inc. (d)	5	89
American Tower Corp.	77	7,419
Ameriprise Financial Inc.	32	3,452
Ameris Bancorp	6	205
Amerisafe Inc.	3	174
AmTrust Financial Services Inc. (d)	8	491
Anchor BanCorp Wisconsin Inc. (c)	1	44
Annaly Capital Management Inc. (d)	173	1,620
Anworth Mortgage Asset Corp.	18	77
Aon Plc - Class A	51	4,660
Apartment Investment & Management Co. - Class A	28	1,113
Apollo Commercial Real Estate Finance Inc. (d)	12	211

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Apollo Residential Mortgage Inc. (d)	4	53
Apple Hospitality REIT Inc. (d)	30	601
Arch Capital Group Ltd. (c)	22	1,528
Argo Group International Holdings Ltd.	6	331
Arlington Asset Investment Corp. - Class A (d)	3	41
ARMOUR Residential REIT Inc.	8	170
Arrow Financial Corp.	2	50
Arthur J Gallagher & Co.	32	1,312
Artisan Partners Asset Management Inc. - Class A	6	212
Ashford Hospitality Prime Inc.	4	61
Ashford Hospitality Trust Inc.	15	97
Aspen Insurance Holdings Ltd.	11	513
Associated Bancorp (d)	26	492
Associated Capital Group Inc. - Class A (c)	1	20
Assurant Inc.	12	978
Assured Guaranty Ltd.	27	719
Astoria Financial Corp.	17	271
AvalonBay Communities Inc.	24	4,433
Axis Capital Holdings Ltd.	19	1,041
Baldwin & Lyons Inc. - Class B	1	30
Banc of California Inc.	7	102
BancFirst Corp.	1	57
Bancorp Inc. (c)	5	32
BancorpSouth Inc. (d)	16	377
Bank Mutual Corp.	6	49
Bank of America Corp.	1,891	31,828
Bank of Hawaii Corp. (d)	8	503
Bank of New York Mellon Corp. (a)	201	8,277
Bank of the Ozarks Inc.	14	691
BankUnited Inc.	18	655
Banner Corp.	5	207
BB&T Corp.	142	5,355
BBCN Bancorp Inc.	16	278
Beneficial Bancorp Inc. (c)	15	198
Berkshire Hathaway Inc. - Class B (c)	215	28,350
Berkshire Hills Bancorp Inc.	5	139
BGC Partners Inc. - Class A	36	358
BioMed Realty Trust Inc. (d)	37	879
BlackRock Inc.	22	7,556
Blackstone Mortgage Trust Inc. - Class A	16	436
Blue Hills Bancorp Inc.	6	95
BNC Bancorp	7	180
BofI Holding Inc. (c) (d)	10	218
BOK Financial Corp. (d)	4	264
Boston Private Financial Holdings Inc.	14	156
Boston Properties Inc.	28	3,564
Brandywine Realty Trust	33	450
Bridge Bancorp Inc.	2	72
Brixmor Property Group Inc.	32	823
Brookline Bancorp Inc.	13	149
Brown & Brown Inc.	22	694
Bryn Mawr Bank Corp.	2	50
Camden National Corp.	1	47
Camden Property Trust	16	1,208
Campus Crest Communities Inc.	16	110
Capital Bank Financial Corp. - Class A	5	170
Capital One Financial Corp.	98	7,079
Capitol Federal Financial Inc. (d)	23	288
Capstead Mortgage Corp.	16	138
Cardinal Financial Corp.	6	138
Care Capital Properties Inc.	15	447
CareTrust REIT Inc.	10	107
Cascade Bancorp (c)	5	30
Cash America International Inc. (d)	5	140
CatchMark Timber Trust Inc. - Class A	8	85
Cathay General Bancorp (d)	14	452
CBL & Associates Properties Inc. (d)	32	400

	Shares	Value
CBOE Holdings Inc.	15	977
CBRE Group Inc. - Class A (c)	55	1,895
Cedar Shopping Centers Inc.	16	110
CenterState Banks of Florida Inc.	9	143
Central Pacific Financial Corp.	6	137
Charles Schwab Corp.	214	7,051
Chatham Lodging Trust	7	141
Chemical Financial Corp.	7	225
Chesapeake Lodging Trust	11	270
Chimera Investment Corp.	36	491
Chubb Corp.	41	5,469
Cincinnati Financial Corp.	28	1,655
CIT Group Inc.	31	1,245
Citigroup Inc.	545	28,221
Citizens Financial Group Inc.	96	2,512
Citizens Inc. - Class A (c) (d)	10	74
City Holdings Co.	3	135
CME Group Inc.	58	5,282
CNO Financial Group Inc.	36	682
CoBiz Financial Inc.	5	69
Cohen & Steers Inc.	4	118
Colony Capital Inc. - Class A	21	404
Columbia Banking System Inc.	11	346
Columbia Property Trust Inc.	22	508
Comerica Inc.	33	1,363
Commerce Bancshares Inc. (d)	16	674
Communications Sales & Leasing Inc. (d)	23	439
Community Bank System Inc. (d)	7	297
Community Trust Bancorp Inc.	4	131
ConnectOne Bancorp Inc.	5	95
Coresite Realty Corp.	5	311
Corporate Office Properties Trust	17	371
Corrections Corp. of America	21	549
Cousins Properties Inc. (d)	37	352
Cowen Group Inc. - Class A (c) (d)	15	56
Credit Acceptance Corp. (c) (d)	1	288
Crown Castle International Corp.	60	5,204
CubeSmart	30	927
Cullen/Frost Bankers Inc. (d)	10	616
Customers Bancorp Inc. (c)	5	138
CVB Financial Corp. (d)	17	291
CyrusOne Inc. (d)	11	423
CYS Investments Inc. (d)	26	188
DCT Industrial Trust Inc. (d)	15	579
DDR Corp. (d)	55	924
Diamond Hill Investment Group Inc.	-	88
DiamondRock Hospitality Co.	36	347
Digital Realty Trust Inc. (d)	24	1,852
Dime Community Bancshares Inc.	6	113
Discover Financial Services	79	4,229
Donegal Group Inc. - Class A	1	20
Douglas Emmett Inc.	25	788
Duke Realty Corp.	63	1,332
DuPont Fabros Technology Inc.	12	389
Dynex Capital Inc. (d)	7	46
E*TRADE Financial Corp. (c)	52	1,540
Eagle Bancorp Inc. (c)	5	258
East West Bancorp Inc.	26	1,065
Easterly Government Properties Inc.	2	38
EastGroup Properties Inc.	6	321
Eaton Vance Corp. (d)	22	700
Education Realty Trust Inc.	10	382
EMC Insurance Group Inc.	1	31
Empire State Realty Trust Inc. - Class A	19	340
Employer Holdings Inc.	6	162
Encore Capital Group Inc. (c) (d)	4	121
Endurance Specialty Holdings Ltd.	11	717
Enova International Inc. (c)	4	26

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Enstar Group Ltd. (c)	2	268
Enterprise Financial Services Corp.	3	76
EPR Properties	10	593
Equinix Inc.	11	3,247
Equity Commonwealth (c)	22	617
Equity Lifestyle Properties Inc.	14	962
Equity One Inc.	14	370
Equity Residential	66	5,397
Erie Indemnity Co. - Class A	5	443
Essent Group Ltd. (c)	10	220
Essex Property Trust Inc.	12	2,867
EverBank Financial Corp.	15	234
Evercore Partners Inc. - Class A	7	386
Everest Re Group Ltd. (d)	8	1,446
Extra Space Storage Inc.	21	1,877
EZCorp Inc. - Class A (c)	7	36
FactSet Research Systems Inc.	7	1,160
FBL Financial Group Inc. - Class A	2	148
FCB Financial Holdings Inc. - Class A (c)	6	229
Federal Agricultural Mortgage Corp. - Class C	1	42
Federal Realty Investment Trust (d)	13	1,842
Federated Investors Inc. - Class B	17	473
Federated National Holding Co.	3	90
FelCor Lodging Trust Inc.	27	195
Fidelity & Guaranty Life	2	43
Fidelity Southern Corp.	3	57
Fifth Third Bancorp (d)	147	2,953
Financial Engines Inc. (d)	9	296
First American Financial Corp. (d)	19	700
First Bancorp Inc. (c)	20	64
First Bancorp Inc.	3	47
First Busey Corp.	4	77
First Cash Financial Services Inc. (c) (d)	5	185
First Citizens BancShares Inc. - Class A	1	354
First Commonwealth Financial Corp.	17	152
First Community Bancshares Inc.	2	42
First Financial Bancorp	13	232
First Financial Bankshares Inc. (d)	9	265
First Financial Corp.	2	51
First Horizon National Corp.	41	601
First Industrial Realty Trust Inc. (d)	20	448
First Interstate BancSystem Inc. - Class A (d)	4	117
First Merchants Corp. (d)	6	156
First Midwest Bancorp Inc.	14	262
First NBC Bank Holding Co. (c)	3	113
First Niagara Financial Group Inc.	66	715
First Potomac Realty Trust	12	133
First Republic Bank (d)	26	1,698
FirstMerit Corp. (d)	29	549
Flagstar Bancorp Inc. (c)	5	115
Flushing Financial Corp.	4	94
FNB Corp. (d)	31	419
FNF Group	46	1,594
FNFV Group (c)	15	172
Forest City Enterprises Inc. - Class A (c)	43	939
Forestar Group Inc. (c) (d)	5	53
Four Corners Property Trust Inc. (c)	7	158
Franklin Resources Inc. (d)	72	2,663
Franklin Street Properties Corp.	19	199
Fulton Financial Corp.	32	415
GAMCO Investors Inc. (d)	1	20
Gaming and Leisure Properties Inc. (d)	17	470
General Growth Properties Inc. (d)	104	2,837
Genworth Financial Inc. - Class A (c)	89	331
Geo Group Inc.	13	386
German American Bancorp Inc. (d)	2	64
Getty Realty Corp.	7	113
Glacier Bancorp Inc. (d)	14	380

	Shares	Value
Global Indemnity Plc (c)	1	36
Global Net Lease Inc.	32	251
Goldman Sachs Group Inc.	71	12,732
Government Properties Income Trust (d)	12	195
Gramercy Property Trust (d)	78	601
Great Southern Bancorp Inc.	1	62
Great Western Bancorp Inc.	9	266
Green Dot Corp. - Class A (c)	6	101
Greenhill & Co. Inc. (d)	5	156
Greenlight Capital Re Ltd. - Class A (c)	5	97
Hancock Holding Co. (d)	14	353
Hanmi Financial Corp.	6	138
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7	137
Hanover Insurance Group Inc.	8	635
Hartford Financial Services Group Inc.	76	3,282
Hatteras Financial Corp.	17	219
HCI Group Inc. (d)	1	47
HCP Inc.	84	3,201
Healthcare Realty Trust Inc. (d)	18	519
Healthcare Trust of America Inc. - Class A	23	613
Heartland Financial USA Inc.	3	99
Heritage Financial Corp.	6	106
Heritage Insurance Holdings Inc.	5	111
Hersha Hospitality Trust	8	181
HFF Inc. - Class A (d)	7	208
Highwoods Properties Inc.	17	723
Hilltop Holdings Inc. (c)	13	251
Home Bancshares Inc.	11	440
HomeStreet Inc. (c)	4	80
HomeTrust Bancshares Inc. (c)	3	53
Horace Mann Educators Corp.	8	277
Hospitality Properties Trust (d)	27	705
Host Hotels & Resorts Inc.	137	2,098
Houlihan Lokey Inc. - Class A	2	48
Howard Hughes Corp. (c) (d)	7	740
Hudson Pacific Properties Inc.	14	405
Huntington Bancshares Inc.	144	1,589
IberiaBank Corp. (d)	7	413
Independent Bank Corp.	4	191
Independent Bank Group Inc.	2	68
Infinity Property & Casualty Corp.	2	173
InfraREIT Inc.	7	127
Inland Real Estate Corp.	16	173
Interactive Brokers Group Inc.	11	491
Intercontinental Exchange Inc.	21	5,508
International Bancshares Corp.	11	270
INTL FCStone Inc. (c)	4	125
Invesco Ltd.	78	2,609
Invesco Mortgage Capital Inc.	22	269
Investment Technology Group Inc.	5	85
Investors Bancorp Inc. (d)	64	796
Investors Real Estate Trust	24	170
Iron Mountain Inc.	36	965
iStar Inc. (c)	17	195
James River Group Holdings Ltd.	2	53
Janus Capital Group Inc.	28	400
Jones Lang LaSalle Inc.	8	1,289
JPMorgan Chase & Co.	670	44,232
Kansas City Life Insurance Co.	1	22
KCG Holdings Inc. - Class A (c)	9	115
Kearny Financial Corp.	18	225
Kemper Corp.	8	287
Kennedy-Wilson Holdings Inc. (d)	16	374
KeyCorp	151	1,998
Kilroy Realty Corp.	16	1,040
Kimco Realty Corp.	74	1,970
Kite Realty Group Trust (d)	15	390

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Ladder Capital Corp. - Class A (d)	6	78
Ladenburg Thalmann Financial Services Inc. (c) (d)	15	43
Lakeland Bancorp Inc.	5	63
Lakeland Financial Corp.	3	147
Lamar Advertising Co. - Class A	15	887
LaSalle Hotel Properties (d)	20	504
LegacyTexas Financial Group Inc. (d)	8	197
Legg Mason Inc.	17	681
LendingTree Inc. (c) (d)	1	114
Leucadia National Corp.	59	1,023
Lexington Realty Trust (d)	40	319
Liberty Property Trust	28	860
Lincoln National Corp.	46	2,295
Live Oak Bancshares Inc. (d)	2	31
Loews Corp.	53	2,037
LPL Financial Holdings Inc. (d)	13	569
LTC Properties Inc.	6	279
M&T Bank Corp.	26	3,176
Macerich Co.	25	1,984
Mack-Cali Realty Corp. (d)	15	351
Maiden Holdings Ltd. (d)	10	150
MainSource Financial Group Inc.	3	71
Marcus & Millichap Inc. (c)	3	77
Markel Corp. (c)	3	2,219
MarketAxess Holdings Inc.	7	752
Marsh & McLennan Cos. Inc.	96	5,337
MB Financial Inc. (d)	13	435
MBIA Inc. (c) (d)	29	187
McGraw-Hill Financial Inc.	49	4,848
Medical Properties Trust Inc. (d)	42	484
Mercury General Corp.	5	224
Meridian Bancorp Inc.	3	42
MetLife Inc.	172	8,305
Metro Bancorp Inc.	2	54
MFA Financial Inc.	65	430
MGIC Investment Corp. (c) (d)	60	527
Mid-America Apartment Communities Inc. (d)	14	1,257
Moelis & Co. - Class A	3	91
Monmouth Real Estate Investment Corp. - Class A (d)	8	86
Monogram Residential Trust Inc. (d)	30	288
Moody’s Corp.	33	3,293
Morgan Stanley	266	8,456
Morningstar Inc.	4	291
MSCI Inc.	18	1,282
NASDAQ Inc.	21	1,246
National Bank Holdings Corp. - Class A	6	136
National General Holdings Corp.	9	197
National Health Investors Inc. (d)	6	381
National Interstate Corp.	1	31
National Penn Bancshares Inc.	26	325
National Retail Properties Inc.	24	957
National Western Life Group Inc. - Class A	–	92
Nationstar Mortgage Holdings Inc. (c) (d)	7	87
Navient Corp. (d)	69	791
Navigators Group Inc. (c)	2	162
NBT Bancorp Inc. (d)	7	202
Nelnet Inc. - Class A	5	153
New Residential Investment Corp.	42	511
New Senior Investment Group Inc. (d)	14	142
New York Community Bancorp Inc. (d)	87	1,422
New York Mortgage Trust Inc. (d)	18	95
New York REIT Inc.	29	332
NewBridge Bancorp - Class A	5	60
Newcastle Investment Corp.	9	36
NewStar Financial Inc. (c)	3	28
NMI Holdings Inc. - Class A (c)	7	49

	Shares	Value
Northern Trust Corp.	40	2,905
Northfield Bancorp Inc. (d)	7	118
NorthStar Asset Management Group Inc.	34	419
NorthStar Realty Europe Corp.	10	116
NorthStar Realty Finance Corp.	34	582
Northwest Bancshares Inc. (d)	18	246
Ocwen Financial Corp. (c) (d)	22	155
OFG Bancorp (d)	6	46
Old National Bancorp (d)	21	284
Old Republic International Corp.	45	844
OM Asset Management Plc (d)	8	117
Omega Healthcare Investors Inc.	33	1,158
On Deck Capital Inc. (c) (d)	5	54
One Liberty Properties Inc.	2	39
OneBeacon Insurance Group Ltd. - Class A	3	37
OneMain Holdings Inc. (c) (d)	11	458
Oppenheimer Holdings Inc. - Class A	2	27
Opus Bank	4	148
Oritani Financial Corp.	9	143
Outfront Media Inc.	25	543
Pacific Premier Bancorp Inc. (c)	3	66
PacWest Bancorp	21	907
Paramount Group Inc.	29	527
Park National Corp.	2	224
Parkway Properties Inc.	16	251
PartnerRe Ltd.	9	1,189
Pebblebrook Hotel Trust (d)	13	360
Pennsylvania REIT (d)	13	286
Pennymac Mortgage Investment Trust	13	201
People’s United Financial Inc. (d)	57	924
Peoples Bancorp Inc.	3	55
PHH Corp. (c)	12	187
Physicians Realty Trust	16	266
Pico Holdings Inc. (c)	3	33
Piedmont Office Realty Trust Inc. - Class A	27	518
Pinnacle Financial Partners Inc.	6	325
Piper Jaffray Cos. (c)	3	124
Plum Creek Timber Co. Inc.	31	1,498
PNC Financial Services Group Inc. (d)	93	8,881
Popular Inc.	18	514
Post Properties Inc.	10	572
Potlatch Corp.	7	216
PRA Group Inc. (c) (d)	8	289
Preferred Bank	2	60
Primerica Inc. (d)	9	410
Principal Financial Group Inc. (d)	54	2,411
PrivateBancorp Inc. (d)	14	554
ProAssurance Corp.	9	455
Progressive Corp.	107	3,395
ProLogis Inc.	95	4,091
Prosperity Bancshares Inc. (d)	12	564
Provident Financial Services Inc.	11	227
Prudential Financial Inc.	82	6,640
PS Business Parks Inc.	4	322
Public Storage (d)	27	6,612
Pzena Investment Management Inc. - Class A	2	15
QTS Realty Trust Inc. - Class A	7	328
Radian Group Inc.	39	524
RAIT Financial Trust	19	51
Ramco-Gershenson Properties Trust	15	246
Raymond James Financial Inc. (d)	23	1,347
Rayonier Inc. (d)	23	511
RE/MAX Holdings Inc. - Class A	3	95
Realogy Holdings Corp. (c)	26	958
Realty Income Corp. (d)	42	2,183
Redwood Trust Inc. (d)	16	208
Regency Centers Corp. (d)	17	1,141
Regions Financial Corp.	241	2,314

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Reinsurance Group of America Inc.	12	1,047
RenaissanceRe Holdings Ltd.	8	958
Renasant Corp.	7	224
Republic Bancorp Inc. - Class A	1	39
Resource Capital Corp. (d)	7	93
Retail Opportunity Investments Corp.	18	330
Retail Properties of America Inc. - Class A	42	615
Rexford Industrial Realty Inc. (d)	11	178
RLI Corp. (d)	7	421
RLJ Lodging Trust (d)	25	530
RMR Group Inc. - Class A (c) (d)	1	18
Rouse Properties Inc. (d)	7	102
Ryman Hospitality Properties Inc.	8	419
S&T Bancorp Inc.	5	168
Sabra Healthcare REIT Inc.	11	226
Safeguard Scientifics Inc. (c) (d)	3	42
Safety Insurance Group Inc. (d)	2	140
Sandy Spring Bancorp Inc.	6	150
Saul Centers Inc.	2	125
Seacoast Banking Corp. of Florida (c)	7	100
SEI Investments Co. (d)	26	1,337
Select Income REIT	12	229
Selective Insurance Group Inc.	10	345
Senior Housing Properties Trust	44	647
Seritage Growth Properties - Class A (d)	5	193
ServisFirst Bancshares Inc.	4	200
Signature Bank (c) (d)	9	1,404
Silver Bay Realty Trust Corp.	5	79
Simmons First National Corp. - Class A	5	254
Simon Property Group Inc.	56	10,911
SL Green Realty Corp.	18	2,029
SLM Corp. (c)	78	506
South State Corp.	4	312
Southside Bancshares Inc.	4	100
Sovran Self Storage Inc.	7	698
Spirit Realty Capital Inc.	79	791
St. Joe Co. (c) (d)	10	184
STAG Industrial Inc.	11	210
StanCorp Financial Group Inc.	8	890
Starwood Property Trust Inc.	43	874
Starwood Waypoint Residential Trust	7	156
State Auto Financial Corp.	2	48
State Bank Financial Corp.	6	129
State National Cos. Inc.	4	42
State Street Corp.	74	4,887
Sterling Bancorp	20	323
Stewart Information Services Corp.	4	142
Stifel Financial Corp. (c)	12	512
Stock Yards Bancorp Inc.	3	116
STORE Capital Corp.	13	304
Summit Hotel Properties Inc.	14	173
Sun Communities Inc. (d)	9	644
Sunstone Hotel Investors Inc. (d)	39	482
SunTrust Banks Inc. (d)	93	4,005
SVB Financial Group (c)	9	1,104
Symetra Financial Corp.	15	471
Synchrony Financial (c)	151	4,593
Synovus Financial Corp.	23	758
T. Rowe Price Group Inc.	47	3,334
Talmer Bancorp Inc.	12	224
Tanger Factory Outlet Centers Inc.	17	547
Taubman Centers Inc. (d)	11	863
TCF Financial Corp.	30	423
TD Ameritrade Holding Corp. (d)	49	1,717
Tejon Ranch Co. (c)	2	42
Terreno Realty Corp.	8	189
Texas Capital Bancshares Inc. (c) (d)	8	393
Texas Pacific Land Trust (d)	2	204

	Shares	Value
TFS Financial Corp.	12	234
Third Point Reinsurance Ltd. (c) (d)	11	142
Tier REIT Inc. (d)	10	141
Tompkins Financial Corp.	3	150
Torchmark Corp.	23	1,287
Towne Bank	7	155
Travelers Cos. Inc.	57	6,377
Trico Bancshares	3	94
Tristate Capital Holdings Inc. (c)	3	47
TrustCo Bank Corp. (d)	19	117
Trustmark Corp.	11	250
Two Harbors Investment Corp.	65	523
U.S. Bancorp	319	13,624
UDR Inc. (d)	48	1,800
UMB Financial Corp.	8	358
Umpqua Holdings Corp. (d)	41	652
Union Bankshares Corp.	7	189
United Bankshares Inc. (d)	12	450
United Community Banks Inc.	11	220
United Development Funding IV (d)	5	51
United Financial Bancorp Inc.	11	139
United Fire Group Inc.	4	155
United Insurance Holdings Corp.	2	40
Universal Health Realty Income Trust	2	124
Universal Insurance Holdings Inc. (d)	6	136
Univest Corp. of Pennsylvania	4	89
Unum Group	44	1,476
Urban Edge Properties	18	426
Urstadt Biddle Properties Inc. - Class A	6	123
Validus Holdings Ltd.	15	711
Valley National Bancorp	42	410
Ventas Inc. (d)	60	3,388
Vereit Inc. (d)	163	1,290
Virtu Financial Inc. - Class A	7	156
Virtus Investment Partners Inc. (d)	1	145
Vornado Realty Trust	31	3,069
Voya Financial Inc.	41	1,501
Waddell & Reed Financial Inc. - Class A (d)	15	428
Walker & Dunlop Inc. (c)	5	131
Walter Investment Management Corp. (c) (d)	7	99
Washington Federal Inc. (d)	16	388
Washington REIT (d)	12	326
Washington Trust Bancorp Inc.	3	122
Waterstone Financial Inc. (d)	4	63
Webster Financial Corp.	17	637
Weingarten Realty Investors	21	738
Wells Fargo & Co.	883	48,019
Welltower Inc.	64	4,337
WesBanco Inc.	6	183
Westamerica Bancorp (d)	4	207
Western Alliance Bancorp (c)	15	554
Western Asset Mortgage Capital Corp. (d)	10	103
Westwood Holdings Group Inc.	1	78
Weyerhaeuser Co.	94	2,809
White Mountains Insurance Group Ltd.	1	776
Willis Group Holdings Plc	29	1,408
Wilshire Bancorp Inc. (d)	13	149
Winthrop Realty Trust	5	63
Wintrust Financial Corp.	8	408
WisdomTree Investments Inc. (d)	20	313
World Acceptance Corp. (c) (d)	1	42
WP Carey Inc. (d)	18	1,052
WP Glimcher Inc.	33	351
WR Berkley Corp.	18	983
WSFS Financial Corp.	5	161
Xenia Hotels & Resorts Inc. (d)	18	283
XL Group Plc	55	2,156
Yadkin Financial Corp.	6	151

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Zions Bancorp (d)	37	1,003

Total Common Stocks (cost $635,693)		707,556

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 0.5%
JNL Money Market Fund, 0.19% (a) (b)	3,652	3,652

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	8,770	8,770

Total Short Term Investments (cost $12,422)		12,422

Total Investments - 101.5% (cost $648,115)		719,978

Other Assets and Liabilities, Net - (1.5%)		(10,495)

Total Net Assets - 100.0%		$709,483

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.7%

HEALTH CARE - 99.7%
AAC Holdings Inc. (c) (d)	7	$133
Abaxis Inc.	20	1,088
Abbott Laboratories	1,444	64,869
AbbVie Inc.	1,608	95,252
Abiomed Inc. (c) (d)	38	3,434
Acadia HealthCare Co. Inc. (c)	56	3,525
ACADIA Pharmaceuticals Inc. (c)	80	2,867
Accelerate Diagnostics Inc. (c) (d)	34	723
Acceleron Pharma Inc. (c) (d)	21	1,013
Accuray Inc. (c) (d)	73	489
Aceto Corp.	26	709
Achillion Pharmaceuticals Inc. (c) (d)	105	1,137
Acorda Therapeutics Inc. (c) (d)	44	1,874
Addus HomeCare Corp. (c)	6	147
Adeptus Health Inc. - Class A (c) (d)	12	663
Aduro Biotech Inc. (c) (d)	21	583
Advaxis Inc. (c) (d)	24	244
Aegerion Pharmaceuticals Inc. (c) (d)	29	293
Aerie Pharmaceuticals Inc. (c) (d)	18	429
Aetna Inc.	339	36,670
Affymetrix Inc. (c) (d)	77	778
Agilent Technologies Inc.	326	13,631
Agios Pharmaceuticals Inc. (c) (d)	21	1,376
Aimmune Therapeutics Inc. (c) (d)	12	222
Air Methods Corp. (c) (d)	37	1,532
Akorn Inc. (c) (d)	77	2,866
Albany Molecular Research Inc. (c) (d)	26	524
Alder Biopharmaceuticals Inc. (c) (d)	23	760
Alere Inc. (c)	78	3,033
Alexion Pharmaceuticals Inc. (c)	219	41,802
Align Technology Inc. (c) (d)	67	4,396
Alkermes Plc (c)	145	11,515
Allergan Plc (c)	382	119,461
Allscripts-Misys Healthcare Solutions Inc. (c)	167	2,573
Almost Family Inc. (c)	6	233
Alnylam Pharmaceuticals Inc. (c)	73	6,861
AMAG Pharmaceuticals Inc. (c) (d)	34	1,027
Amedisys Inc. (c)	25	1,002
AmerisourceBergen Corp.	200	20,764
Amgen Inc.	736	119,535
Amicus Therapeutics Inc. (c) (d)	108	1,044
AMN Healthcare Services Inc. (c)	48	1,482
Amphastar Pharmaceuticals Inc. (c) (d)	27	383
Amsurg Corp. (c) (d)	54	4,071
Anacor Pharmaceuticals Inc. (c)	37	4,169

	Shares	Value
Analogic Corp.	13	1,084
AngioDynamics Inc. (c)	27	332
ANI Pharmaceuticals Inc. (c) (d)	6	289
Anika Therapeutics Inc. (c)	15	564
Anthem Inc. (d)	254	35,448
Ardelyx Inc. (c)	9	156
Arena Pharmaceuticals Inc. (c) (d)	225	427
Ariad Pharmaceuticals Inc. (c) (d)	172	1,076
Array BioPharma Inc. (c)	129	546
Arrowhead Research Corp. (c) (d)	56	347
Atara Biotherapeutics Inc. (c) (d)	17	448
athenahealth Inc. (c) (d)	37	5,961
AtriCure Inc. (c)	25	558
Atrion Corp.	1	533
Axovant Sciences Ltd. (c) (d)	24	424
Baxalta Inc.	524	20,438
Baxter International Inc.	529	20,168
Becton Dickinson & Co.	204	31,396
Bellicum Pharmaceuticals Inc. (c) (d)	20	400
Bio-Rad Laboratories Inc. - Class A (c)	20	2,743
Bio-Techne Corp.	37	3,348
BioCryst Pharmaceuticals Inc. (c) (d)	53	544
BioDelivery Sciences International Inc. (c) (d)	36	175
Biogen Inc. (c)	228	69,914
BioMarin Pharmaceutical Inc. (c)	156	16,353
Biotime Inc. (c) (d)	40	164
Bluebird Bio Inc. (c) (d)	32	2,069
Blueprint Medicines Corp. (c)	13	339
Boston Scientific Corp. (c)	1,302	24,017
Bristol-Myers Squibb Co.	1,619	111,404
Brookdale Senior Living Inc. (c)	178	3,282
Bruker Corp. (c)	117	2,843
Cambrex Corp. (c) (d)	31	1,442
Cantel Medical Corp.	34	2,092
Capital Senior Living Corp. (c)	26	535
Cara Therapeutics Inc. (c)	15	261
Cardinal Health Inc.	319	28,452
Cardiovascular Systems Inc. (c) (d)	24	367
Castlight Health Inc. - Class B (c) (d)	22	93
Catalent Inc. (c)	90	2,262
Celgene Corp. (c)	767	91,831
Celldex Therapeutics Inc. (c) (d)	94	1,476
Cempra Inc. (c) (d)	31	954
Centene Corp. (c) (d)	110	7,251
Cepheid Inc. (c) (d)	70	2,545
Cerner Corp. (c)	301	18,109
Cerus Corp. (c) (d)	107	677
Charles River Laboratories International Inc. (c)	47	3,765
Chemed Corp. (d)	17	2,526
Chiasma Inc. (c) (d)	10	200
Chimerix Inc. (c)	40	359
CIGNA Corp.	249	36,474
Civitas Solutions Inc. (c)	14	412
Clovis Oncology Inc. (c) (d)	29	1,000
Coherus Biosciences Inc. (c) (d)	16	367
Community Health Systems Inc. (c)	114	3,027
Computer Programs & Systems Inc. (d)	10	511
Concert Pharmaceuticals Inc. (c)	14	257
ConforMIS Inc. (c) (d)	10	167
Conmed Corp.	26	1,130
Cooper Cos. Inc.	47	6,255
Corcept Therapeutics Inc. (c) (d)	48	240
Corvel Corp. (c)	8	363
CR Bard Inc.	72	13,680
Cross Country Healthcare Inc. (c)	29	477
CTI BioPharma Corp. (c)	138	170
Cynosure Inc. - Class A (c)	19	846
DaVita HealthCare Partners Inc. (c)	169	11,756

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Dentsply International Inc.	136	8,247
DepoMed Inc. (c) (d)	59	1,063
Dermira Inc. (c)	14	480
DexCom Inc. (c)	78	6,383
Diplomat Pharmacy Inc. (c) (d)	36	1,227
Dyax Corp. (c)	141	5,319
Dynavax Technologies Corp. (c)	37	897
Eagle Pharmaceuticals Inc. (c) (d)	9	782
Edwards Lifesciences Corp. (c)	209	16,500
Eli Lilly & Co.	969	81,666
Emergent BioSolutions Inc. (c)	31	1,228
Enanta Pharmaceuticals Inc. (c) (d)	9	282
Endo International Plc (c)	208	12,744
Endologix Inc. (c) (d)	59	581
Ensign Group Inc.	49	1,098
Entellus Medical Inc. (c) (d)	5	89
Envision Healthcare Holdings Inc. (c)	183	4,756
Epizyme Inc. (c) (d)	21	332
Esperion Therapeutics Inc. (c) (d)	12	267
Evolent Health Inc. - Class A (c) (d)	12	143
Exact Sciences Corp. (c) (d)	95	879
ExacTech Inc. (c)	6	112
ExamWorks Group Inc. (c) (d)	35	942
Exelixis Inc. (c) (d)	206	1,162
Express Scripts Holding Co. (c)	657	57,410
FibroGen Inc. (c)	44	1,343
Five Prime Therapeutics Inc. (c)	21	883
Fluidigm Corp. (c) (d)	24	259
Foundation Medicine Inc. (c) (d)	9	190
Genesis Healthcare Inc. - Class A (c)	38	132
GenMark Diagnostics Inc. (c) (d)	32	246
Genomic Health Inc. (c)	15	521
Geron Corp. (c) (d)	152	735
Gilead Sciences Inc.	1,425	144,161
Glaukos Corp. (c) (d)	6	150
Global Blood Therapeutics Inc. (c) (d)	9	281
Globus Medical Inc. - Class A (c)	67	1,862
Greatbatch Inc. (c)	24	1,283
Haemonetics Corp. (c)	52	1,674
Halozyme Therapeutics Inc. (c) (d)	101	1,743
Halyard Health Inc. (c)	43	1,422
Hanger Orthopedic Group Inc. (c)	32	526
HCA Holdings Inc. (c)	322	21,769
Health Net Inc. (c)	75	5,168
HealthEquity Inc. (c)	37	919
HealthSouth Corp.	88	3,056
HealthStream Inc. (c)	24	519
Healthways Inc. (c)	25	326
HeartWare International Inc. (c)	17	832
Henry Schein Inc. (c) (d)	81	12,868
Heron Therapeutics Inc. (c) (d)	29	769
Hill-Rom Holdings Inc. (d)	55	2,667
HMS Holdings Corp. (c)	79	969
Hologic Inc. (c)	233	9,022
Horizon Pharma Plc (c) (d)	131	2,840
Humana Inc.	145	25,825
ICU Medical Inc. (c)	14	1,537
Idexx Laboratories Inc. (c) (d)	91	6,670
Illumina Inc. (c)	140	26,915
Immune Design Corp. (c) (d)	6	128
Immunogen Inc. (c) (d)	89	1,203
Immunomedics Inc. (c) (d)	83	256
Impax Laboratories Inc. (c)	69	2,932
IMS Health Holdings Inc. (c)	156	3,973
INC Research Holdings Inc. - Class A (c)	36	1,731
Incyte Corp. (c)	157	17,018
Infinity Pharmaceuticals Inc. (c)	42	327
Inogen Inc. (c)	14	548

	Shares	Value
Inovalon Holdings Inc. - Class A (c) (d)	29	492
Inovio Pharmaceuticals Inc. (c) (d)	66	444
Insmed Inc. (c)	59	1,066
Insulet Corp. (c)	55	2,073
Insys Therapeutics Inc. (c) (d)	22	631
Integra LifeSciences Holdings Corp. (c)	30	2,011
Intercept Pharmaceuticals Inc. (c) (d)	16	2,436
Intersect ENT Inc. (c)	18	395
Intra-Cellular Therapies Inc. (c) (d)	33	1,756
Intrexon Corp. (c) (d)	44	1,338
Intuitive Surgical Inc. (c)	36	19,592
Invacare Corp.	25	439
Ionis Pharmaceuticals Inc. (c) (d)	115	7,133
Ironwood Pharmaceuticals Inc. - Class A (c)	123	1,431
Jazz Pharmaceuticals Plc (c)	59	8,265
Johnson & Johnson	2,688	276,110
Juno Therapeutics Inc. (c) (d)	43	1,890
K2M Group Holdings Inc. (c)	26	504
Karyopharm Therapeutics Inc. (c)	15	196
Keryx Biopharmaceuticals Inc. (c) (d)	96	485
Kindred Healthcare Inc.	80	947
Kite Pharma Inc. (c) (d)	39	2,385
La Jolla Pharmaceutical Co. (c)	14	365
Laboratory Corp. of America Holdings (c)	97	12,035
Landauer Inc. (d)	9	303
Lannett Co. Inc. (c) (d)	29	1,168
LDR Holding Corp. (c) (d)	27	672
Lexicon Pharmaceuticals Inc. (c) (d)	36	484
LHC Group Inc. (c)	12	524
Lifepoint Health Inc. (c)	43	3,163
Ligand Pharmaceuticals Inc. (c) (d)	17	1,829
Lion Biotechnologies Inc. (c) (d)	29	223
LivaNova Plc (c)	42	2,519
Luminex Corp. (c)	36	772
MacroGenics Inc. (c)	28	860
Magellan Health Services Inc. (c)	26	1,595
Mallinckrodt Plc (c)	114	8,516
MannKind Corp. (c) (d)	256	371
Masimo Corp. (c)	50	2,092
McKesson Corp.	226	44,573
MedAssets Inc. (c)	61	1,895
Medicines Co. (c) (d)	67	2,493
Medidata Solutions Inc. (c) (d)	54	2,666
Medivation Inc. (c)	158	7,649
MEDNAX Inc. (c)	94	6,711
Medtronic Plc	1,376	105,812
Merck & Co. Inc.	2,735	144,462
Meridian Bioscience Inc.	39	796
Merit Medical Systems Inc. (c)	38	703
Merrimack Pharmaceuticals Inc. (c) (d)	90	710
Mettler-Toledo International Inc. (c) (d)	27	9,288
MiMedx Group Inc. (c) (d)	97	908
Mirati Therapeutics Inc. (c)	14	445
Molina Healthcare Inc. (c) (d)	40	2,391
Momenta Pharmaceuticals Inc. (c)	59	876
Mylan NV (c)	405	21,892
Myriad Genetics Inc. (c) (d)	67	2,893
NantKwest Inc. (c) (d)	19	330
National Healthcare Corp. (d)	9	543
Natus Medical Inc. (c) (d)	32	1,545
Nektar Therapeutics (c) (d)	136	2,285
Neogen Corp. (c)	37	2,105
Neurocrine Biosciences Inc. (c)	82	4,656
Nevro Corp. (c) (d)	14	942
NewLink Genetics Corp. (c) (d)	20	713
Northwest Biotherapeutics Inc. (c) (d)	69	220
Novavax Inc. (c) (d)	255	2,136
NuVasive Inc. (c) (d)	46	2,472

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
NxStage Medical Inc. (c)	48	1,055
Ocular Therapeutix Inc. (c)	13	126
Omeros Corp. (c) (d)	38	590
Omnicell Inc. (c)	33	1,016
OncoMed Pharmaceuticals Inc. (c) (d)	12	260
Ophthotech Corp. (c)	23	1,832
Opko Health Inc. (c) (d)	311	3,126
OraSure Technologies Inc. (c)	40	257
Orexigen Therapeutics Inc. (c) (d)	93	160
Organovo Holdings Inc. (c) (d)	65	161
Orthofix International NV (c)	18	690
Osiris Therapeutics Inc. (d)	18	187
Otonomy Inc. (c)	11	305
OvaScience Inc. (c) (d)	24	238
Owens & Minor Inc. (d)	63	2,279
Pacific Biosciences of California Inc. (c) (d)	56	736
Pacira Pharmaceuticals Inc. (c) (d)	36	2,784
Paratek Pharmaceuticals Inc. (c) (d)	11	206
PAREXEL International Corp. (c) (d)	54	3,651
Patterson Cos. Inc. (d)	86	3,876
PDL BioPharma Inc. (d)	138	489
PerkinElmer Inc.	109	5,812
Perrigo Co. Plc	143	20,633
Pfizer Inc.	5,988	193,277
PharMerica Corp. (c)	31	1,093
Phibro Animal Health Corp. - Class A	17	503
Portola Pharmaceuticals Inc. (c)	56	2,884
PRA Health Sciences Inc. (c) (d)	21	936
Premier Inc. - Class A (c)	42	1,486
Press Ganey Holdings Inc. (c)	10	315
Prestige Brands Holdings Inc. (c)	52	2,671
Progenics Pharmaceuticals Inc. (c) (d)	80	488
ProNAi Therapeutics Inc. (c) (d)	17	258
Prothena Corp. Plc (c)	31	2,110
Providence Services Corp. (c) (d)	12	571
PTC Therapeutics Inc. (c)	28	917
Puma Biotechnology Inc. (c) (d)	28	2,177
Quality Systems Inc.	41	655
Quest Diagnostics Inc. (d)	138	9,839
Quidel Corp. (c)	25	523
Quintiles Transnational Holdings Inc. (c) (d)	89	6,108
Radius Health Inc. (c)	27	1,662
Raptor Pharmaceutical Corp. (c)	87	453
Regeneron Pharmaceuticals Inc. (c)	74	40,291
Regulus Therapeutics Inc. (c) (d)	22	195
Relypsa Inc. (c) (d)	22	617
Repligen Corp. (c)	29	808
ResMed Inc. (d)	136	7,279
Retrophin Inc. (c)	30	570
Revance Therapeutics Inc. (c) (d)	17	571
Rockwell Medical Technologies Inc. (c) (d)	47	479
Sage Therapeutics Inc. (c)	13	735
Sagent Pharmaceuticals Inc. (c)	22	346
Sangamo Biosciences Inc. (c) (d)	58	532
Sarepta Therapeutics Inc. (c)	41	1,587
Sciclone Pharmaceuticals Inc. (c)	43	392
Seattle Genetics Inc. (c) (d)	109	4,884
Select Medical Holdings Corp.	88	1,045
Sequenom Inc. (c) (d)	102	167
Seres Therapeutics Inc. (c) (d)	9	325
Sirona Dental Systems Inc. (c)	54	5,862
Spark Therapeutics Inc. (c)	19	861
Spectranetics Corp. (c) (d)	39	587
Spectrum Pharmaceuticals Inc. (c) (d)	72	432
St. Jude Medical Inc.	273	16,864
Staar Surgical Co. (c) (d)	32	231
Steris Plc (d)	83	6,253
Stryker Corp.	329	30,585

	Shares	Value
Sucampo Pharmaceuticals Inc. - Class A (c)	24	419
Supernus Pharmaceuticals Inc. (c)	37	502
Surgical Care Affiliates Inc. (c)	29	1,164
SurModics Inc. (c)	14	294
Synergy Pharmaceuticals Inc. (c) (d)	89	506
Synta Pharmaceuticals Corp. (c) (d)	93	33
Team Health Holdings Inc. (c)	70	3,080
Teladoc Inc. (c) (d)	9	164
Teleflex Inc. (d)	41	5,382
Teligent Inc. (c) (d)	30	264
Tenet Healthcare Corp. (c) (d)	99	3,001
TESARO Inc. (c) (d)	25	1,333
Tetraphase Pharmaceuticals Inc. (c) (d)	26	265
TG Therapeutics Inc. (c) (d)	33	394
TherapeuticsMD Inc. (c) (d)	119	1,236
Theravance Biopharma Inc. (c) (d)	20	320
Theravance Inc. (d)	74	785
Thermo Fisher Scientific Inc.	386	54,802
Trevena Inc. (c)	31	321
Triple-S Management Corp. - Class B (c)	28	675
Ultragenyx Pharmaceutical Inc. (c)	26	2,863
United Therapeutics Corp. (c)	45	7,059
UnitedHealth Group Inc.	926	108,948
Universal American Corp.	41	285
Universal Health Services Inc. - Class B	88	10,568
US Physical Therapy Inc. (d)	11	573
Vanda Pharmaceuticals Inc. (c) (d)	40	370
Varian Medical Systems Inc. (c) (d)	98	7,907
Vascular Solutions Inc. (c)	16	556
VCI Inc. (c)	81	4,438
Veeva Systems Inc. - Class A (c) (d)	68	1,964
Versartis Inc. (c) (d)	13	159
Vertex Pharmaceuticals Inc. (c)	237	29,833
Vocera Communications Inc. (c)	18	225
VWR Corp. (c)	42	1,199
Waters Corp. (c)	81	10,858
WellCare Health Plans Inc. (c) (d)	43	3,390
West Pharmaceutical Services Inc. (d)	70	4,201
Wright Medical Group NV (c)	91	2,195
Xencor Inc. (c)	27	393
XenoPort Inc. (c) (d)	53	292
Zafgen Inc. (c) (d)	15	92
Zeltiq Aesthetics Inc. (c) (d)	28	790
Zimmer Biomet Holdings Inc.	167	17,128
ZIOPHARM Oncology Inc. (c) (d)	107	893
Zoetis Inc. - Class A	459	21,974

Total Common Stocks (cost $2,819,142)		3,154,694

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 0.2%
JNL Money Market Fund, 0.19% (a) (b)	5,218	5,218

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	82,928	82,928

Total Short Term Investments (cost $88,146)		88,146

Total Investments - 102.5% (cost $2,907,288)		3,242,840
Other Assets and Liabilities, Net - (2.5%)		(79,425)

Total Net Assets - 100.0%		$3,163,415

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.6%

ENERGY - 99.6%
Alon USA Energy Inc.	24	$362
Anadarko Petroleum Corp.	459	22,300
Antero Resources Corp. (c) (d)	74	1,611
Apache Corp.	342	15,202
Archrock Inc.	59	440
Atwood Oceanics Inc. (d)	55	563
Baker Hughes Inc.	394	18,185
Bill Barrett Corp. (c) (d)	45	178
Bonanza Creek Energy Inc. (c) (d)	38	201
Bristow Group Inc. (d)	31	806
C&J Energy Services Ltd. (c) (d)	44	207
Cabot Oil & Gas Corp. - Class A	371	6,567
California Resources Corp. (d)	275	641
Callon Petroleum Co. (c)	67	557
Cameron International Corp. (c)	173	10,907
CARBO Ceramics Inc. (d)	18	314
Carrizo Oil & Gas Inc. (c) (d)	49	1,436
Cheniere Energy Inc. (c) (d)	202	7,509
Chesapeake Energy Corp. (d)	538	2,421
Chevron Corp.	1,697	152,623
Cimarex Energy Co.	85	7,572
Clayton Williams Energy Inc. (c) (d)	5	163
Clean Energy Fuels Corp. (c) (d)	64	232
Cobalt International Energy Inc. (c) (d)	296	1,596
Columbia Pipeline Group Inc.	349	6,981
Concho Resources Inc. (c)	116	10,762
ConocoPhillips Co.	1,113	51,985
CONSOL Energy Inc. (d)	175	1,379
Continental Resources Inc. (c) (d)	83	1,898
Core Laboratories NV (d)	38	4,128
CVR Energy Inc. (d)	15	606
Delek US Holdings Inc.	48	1,179
Denbury Resources Inc. (d)	314	634
Devon Energy Corp.	353	11,311
Diamond Offshore Drilling Inc. (d)	61	1,288
Diamondback Energy Inc. (c) (d)	59	3,974
Dril-Quip Inc. (c) (d)	35	2,047
Eclipse Resources Corp. (c) (d)	51	92
Enbridge Energy Management LLC (c) (d)	49	1,090
Energen Corp.	71	2,900
EnLink Midstream LLC (d)	43	654
Ensco Plc - Class A (d)	211	3,241
EOG Resources Inc.	496	35,106
EQT Corp.	137	7,127
Era Group Inc. (c)	17	192
EXCO Resources Inc. (c) (d)	163	202
Exterran Corp. (c)	29	470
Exxon Mobil Corp.	3,738	291,363
Fairmount Santrol Holdings Inc. (c) (d)	34	81
FMC Technologies Inc. (c)	206	5,972
Forum Energy Technologies Inc. (c) (d)	56	698
Frank’s International NV	35	585
Gener8 Maritime Inc. (c)	15	140
Geospace Technologies Corp. (c) (d)	11	161
Gran Tierra Energy Inc. (c)	259	561
Green Plains Inc. (d)	32	738
Gulfport Energy Corp. (c)	97	2,373
Halcon Resources Corp. (c) (d)	62	78
Halliburton Co.	772	26,284
Helix Energy Solutions Group Inc. (c)	90	474
Helmerich & Payne Inc. (d)	98	5,246
Hess Corp.	234	11,338
HollyFrontier Corp.	161	6,409

	Shares	Value
Hornbeck Offshore Services Inc. (c) (d)	29	283
Jones Energy Inc. - Class A (c) (d)	24	94
Kinder Morgan Inc.	1,683	25,113
Kosmos Energy Ltd. (c) (d)	121	629
Laredo Petroleum Holdings Inc. (c) (d)	142	1,132
LinnCo LLC (d)	115	117
Marathon Oil Corp.	607	7,647
Marathon Petroleum Corp.	484	25,111
Matador Resources Co. (c) (d)	69	1,373
Matrix Service Co. (c)	24	489
McDermott International Inc. (c) (d)	211	706
Memorial Resource Development Corp. (c)	91	1,462
Murphy Oil Corp. (d)	150	3,359
Nabors Industries Ltd.	262	2,232
National Oilwell Varco Inc. (d)	347	11,634
Natural Gas Services Group Inc. (c)	11	240
Newfield Exploration Co. (c) (d)	148	4,828
Newpark Resources Inc. (c) (d)	73	385
Noble Corp. Plc (d)	217	2,293
Noble Energy Inc.	388	12,774
Northern Oil and Gas Inc. (c) (d)	46	177
Oasis Petroleum Inc. (c) (d)	111	820
Occidental Petroleum Corp.	690	46,628
Oceaneering International Inc. (d)	88	3,287
Oil States International Inc. (c) (d)	44	1,188
Oneok Inc. (d)	187	4,608
Par Pacific Holdings Inc. (c)	15	358
Parker Drilling Co. (c)	104	190
Parsley Energy Inc. - Class A (c)	96	1,776
Patterson-UTI Energy Inc. (d)	133	2,002
PBF Energy Inc. - Class A	86	3,169
PDC Energy Inc. (c) (d)	36	1,917
Peabody Energy Corp. (d)	17	130
PHI Inc. (c)	10	168
Phillips 66	486	39,735
Pioneer Natural Resources Co.	135	16,927
Plains GP Holdings LP	200	1,894
QEP Resources Inc.	159	2,134
Range Resources Corp. (d)	151	3,725
Renewable Energy Group Inc. (c) (d)	28	259
Rex Stores Corp. (c) (d)	6	326
Rice Energy Inc. (c) (d)	61	663
RigNet Inc. (c) (d)	12	240
Rowan Cos. Plc - Class A (d)	107	1,812
RPC Inc. (d)	58	695
RSP Permian Inc. (c) (d)	59	1,429
Sanchez Energy Corp. (c) (d)	50	216
Schlumberger Ltd.	1,142	79,648
SEACOR Holdings Inc. (c)	15	814
SemGroup Corp. - Class A	40	1,158
SM Energy Co. (d)	61	1,209
Solazyme Inc. (c) (d)	48	120
Southwestern Energy Co. (c) (d)	347	2,464
Spectra Energy Corp.	607	14,538
Stone Energy Corp. (c) (d)	50	216
Superior Energy Services Inc.	136	1,832
Synergy Resources Corp. (c) (d)	79	673
Tallgrass Energy GP LP - Class A	43	685
Targa Resources Corp.	47	1,278
Tesco Corp.	31	227
Tesoro Corp.	111	11,742
Tetra Technologies Inc. (c)	71	536
Tidewater Inc. (d)	41	283
Transocean Partners LLC	18	156
Ultra Petroleum Corp. (c) (d)	135	338
Unit Corp. (c) (d)	43	523
US Silica Holdings Inc. (d)	47	885
Valero Energy Corp.	449	31,746

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
W&T Offshore Inc. (c) (d)	33	76
Weatherford International Plc (c) (d)	704	5,907
Western Refining Inc. (d)	69	2,447
Whiting Petroleum Corp. (c)	181	1,710
Williams Cos. Inc.	644	16,552
World Fuel Services Corp.	64	2,459
WPX Energy Inc. (c)	213	1,222

Total Common Stocks (cost $1,477,939)		1,174,158

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 0.8%
JNL Money Market Fund, 0.19% (a) (b)	9,015	9,015

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	27,451	27,451

Total Short Term Investments (cost $36,466)		36,466

Total Investments - 102.7% (cost $1,514,405)		1,210,624
Other Assets and Liabilities, Net - (2.7%)		(32,010)

Total Net Assets - 100.0%		$1,178,614

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 0.0%
Expedia Inc.	-	$12

INFORMATION TECHNOLOGY - 99.7%
3D Systems Corp. (c) (d)	33	282
A10 Networks Inc. (c)	9	56
Accenture Plc - Class A	181	18,962
ACI Worldwide Inc. (c)	34	721
Activision Blizzard Inc. (d)	148	5,729
Actua Corp. (c)	10	113
Acxiom Corp. (c)	22	465
Adobe Systems Inc. (c)	145	13,597
ADTRAN Inc.	16	268
Advanced Energy Industries Inc. (c)	11	309
Advanced Micro Devices Inc. (c) (d)	197	565
Akamai Technologies Inc. (c)	51	2,707
Alliance Data Systems Corp. (c)	18	4,930
Alphabet Inc. - Class A (c)	84	65,514
Alphabet Inc. - Class C (c)	90	68,235
Ambarella Inc. (c) (d)	9	495
Amkor Technology Inc. (c)	35	210
Amphenol Corp. - Class A	90	4,686
Analog Devices Inc.	91	5,034
Angie’s List Inc. (c) (d)	15	138
Anixter International Inc. (c)	8	502
Ansys Inc. (c)	26	2,404
Apple Inc.	1,656	174,333
Applied Materials Inc.	350	6,531
Applied Micro Circuits Corp. (c)	21	131
Arista Networks Inc. (c) (d)	11	854
Arris Group Inc. (c)	54	1,642
Arrow Electronics Inc. (c) (d)	27	1,475
Aspen Technology Inc. (c) (d)	24	892
Atmel Corp.	119	1,028
Autodesk Inc. (c) (d)	66	4,002
Automatic Data Processing Inc.	136	11,481
Avago Technologies Ltd. (d)	76	10,969
Avnet Inc.	38	1,647
AVX Corp.	16	189
Badger Meter Inc. (d)	4	233
Bankrate Inc. (c)	18	238

	Shares	Value
Barracuda Networks Inc. (c)	4	84
Bazaarvoice Inc. (c) (d)	12	53
Belden Inc.	12	581
Benchmark Electronics Inc. (c)	15	320
Benefitfocus Inc. (c) (d)	5	165
Black Box Corp.	3	29
Black Knight Financial Services Inc. - Class A (c) (d)	6	215
Blackbaud Inc.	14	899
Blackhawk Network Holdings Inc. (c)	15	659
Blucora Inc. (c) (d)	10	98
Booz Allen Hamilton Holding Corp. - Class A	33	1,033
Bottomline Technologies Inc. (c) (d)	12	346
Box Inc. - Class A (c) (d)	9	130
Broadcom Corp. - Class A	162	9,361
Broadridge Financial Solutions Inc.	35	1,856
BroadSoft Inc. (c) (d)	8	293
Brocade Communications Systems Inc.	122	1,121
Brooks Automation Inc.	19	202
CA Inc.	95	2,723
Cabot Microelectronics Corp. (c)	7	309
CACI International Inc. - Class A (c)	7	605
Cadence Design Systems Inc. (c)	84	1,753
CalAmp Corp. (c)	11	213
Calix Inc. (c)	13	100
Callidus Software Inc. (c)	17	322
Carbonite Inc. (c) (d)	2	24
Cardtronics Inc. (c) (d)	13	439
Cass Information Systems Inc.	3	129
Cavium Inc. (c) (d)	16	1,051
CDK Global Inc.	39	1,856
CDW Corp.	41	1,742
Ceva Inc. (c)	6	142
ChannelAdvisor Corp. (c)	7	96
Checkpoint Systems Inc.	11	67
Ciber Inc. (c)	14	51
Ciena Corp. (c) (d)	35	728
Cimpress NV (c) (d)	8	671
Cirrus Logic Inc. (c) (d)	18	527
Cisco Systems Inc.	1,478	40,126
Citrix Systems Inc. (c)	47	3,533
Cognex Corp. (d)	24	798
Cognizant Technology Solutions Corp. - Class A (c)	176	10,593
Coherent Inc. (c)	7	468
Cohu Inc.	8	103
CommScope Holding Co. Inc. (c)	38	996
CommVault Systems Inc. (c)	13	507
Computer Sciences Corp. (d)	41	1,326
comScore Inc. (c) (d)	10	409
Comtech Telecommunications Corp.	4	79
Constant Contact Inc. (c)	10	284
Convergys Corp. (d)	28	696
CoreLogic Inc. (c)	27	897
Cornerstone OnDemand Inc. (c)	14	478
Corning Inc.	357	6,530
CoStar Group Inc. (c)	9	1,928
Cray Inc. (c)	12	400
Cree Inc. (c) (d)	31	835
CSG Systems International Inc.	9	325
CSRA Inc.	41	1,225
CTS Corp.	8	139
Cvent Inc. (c)	6	221
Cypress Semiconductor Corp. (d)	97	952
Daktronics Inc. (d)	10	86
Demandware Inc. (c) (d)	10	553
DHI Group Inc. (c)	13	117
Diebold Inc. (d)	17	518

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Diodes Inc. (c)	12	265
Dolby Laboratories Inc. - Class A	15	492
DST Systems Inc.	10	1,090
DTS Inc. (c)	4	99
EarthLink Holdings Corp.	28	208
Eastman Kodak Co. (c) (d)	5	57
eBay Inc. (c)	317	8,703
Ebix Inc. (d)	8	258
EchoStar Corp. - Class A (c)	13	506
Electro Rent Corp.	4	32
Electronic Arts Inc. (c)	91	6,243
Electronics for Imaging Inc. (c)	14	671
Ellie Mae Inc. (c) (d)	8	494
EMC Corp.	560	14,375
Endurance International Group Holdings Inc. (c) (d)	15	168
EnerNOC Inc. (c) (d)	7	27
Entegris Inc. (c)	37	497
Envestnet Inc. (c)	11	340
EPAM Systems Inc. (c) (d)	12	977
EPIQ Systems Inc.	4	55
ePlus Inc. (c)	2	166
Euronet Worldwide Inc. (c)	15	1,052
Everi Holdings Inc. (c)	18	80
EVERTEC Inc.	20	343
Exar Corp. (c)	12	73
ExlService Holdings Inc. (c)	9	423
Extreme Networks (c)	31	128
F5 Networks Inc. (c)	21	2,009
Fabrinet (c)	8	187
Facebook Inc. - Class A (c)	624	65,266
Fair Isaac Corp.	9	836
Fairchild Semiconductor International Inc. (c)	35	716
FARO Technologies Inc. (c) (d)	5	134
FEI Co. (d)	12	961
Fidelity National Information Services Inc.	82	4,951
Finisar Corp. (c)	31	452
FireEye Inc. (c) (d)	42	878
First Solar Inc. (c) (d)	22	1,457
Fiserv Inc. (c)	68	6,252
FleetCor Technologies Inc. (c)	23	3,270
FleetMatics Group Plc (c) (d)	12	587
Flextronics International Ltd. (c)	163	1,826
FLIR Systems Inc.	40	1,135
FormFactor Inc. (c)	15	136
Forrester Research Inc.	2	57
Fortinet Inc. (c) (d)	42	1,324
Gartner Inc. - Class A (c)	24	2,185
Gigamon Inc. (c)	5	123
Global Payments Inc.	37	2,388
Glu Mobile Inc. (c) (d)	42	101
GoDaddy Inc. - Class A (c) (d)	7	228
Gogo Inc. (c) (d)	16	293
GrubHub Inc. (c) (d)	19	448
GSI Group Inc. (c)	9	122
GTT Communications Inc. (c) (d)	7	122
Guidewire Software Inc. (c)	20	1,205
Hackett Group Inc.	7	104
Harmonic Inc. (c) (d)	23	95
Harris Corp. (d)	36	3,103
Heartland Payment Systems Inc. (d)	11	1,034
Hewlett Packard Enterprise Co.	527	8,005
Hortonworks Inc. (c) (d)	6	121
HP Inc.	524	6,201
HubSpot Inc. (c)	4	247
IAC/InterActiveCorp.	23	1,367
II-VI Inc. (c)	16	289
Immersion Corp. (c)	9	100

	Shares	Value
Imperva Inc. (c) (d)	8	495
Infinera Corp. (c) (d)	39	715
Infoblox Inc. (c)	16	298
Ingram Micro Inc. - Class A	46	1,396
Inphi Corp. (c)	8	226
Insight Enterprises Inc. (c)	11	268
Integrated Device Technology Inc. (c) (d)	44	1,156
Intel Corp.	1,381	47,590
Interactive Intelligence Group (c) (d)	5	153
InterDigital Inc. (d)	11	540
Internap Corp. (c)	13	84
International Business Machines Corp.	270	37,210
Intersil Corp. - Class A	40	510
IntraLinks Holdings Inc. (c)	12	107
Intuit Inc.	76	7,367
InvenSense Inc. (c) (d)	27	273
IPG Photonics Corp. (c) (d)	11	937
Itron Inc. (c)	12	416
Ixia (c)	17	210
IXYS Corp.	8	101
j2 Global Inc.	14	1,112
Jabil Circuit Inc.	49	1,153
Jack Henry & Associates Inc.	24	1,838
Jive Software Inc. (c)	8	31
Juniper Networks Inc.	100	2,749
Keysight Technologies Inc. (c)	50	1,403
Kimball Electronics Inc. (c)	11	117
KLA-Tencor Corp.	46	3,177
Knowles Corp. (c) (d)	25	335
Kulicke & Soffa Industries Inc. (c)	24	279
Lam Research Corp.	46	3,670
Lattice Semiconductor Corp. (c) (d)	38	246
Leidos Holdings Inc.	18	992
Lexmark International Inc. - Class A	17	560
Linear Technology Corp.	69	2,930
LinkedIn Corp. - Class A (c)	33	7,481
Lionbridge Technologies Inc. (c)	12	59
Liquidity Services Inc. (c)	5	34
Littelfuse Inc.	7	732
LivePerson Inc. (c)	12	84
LogMeIn Inc. (c)	7	482
Lumentum Holdings Inc. (c)	14	314
M/A-COM Technology Solutions Holdings Inc. (c) (d)	7	276
Manhattan Associates Inc. (c)	22	1,432
Mantech International Corp. - Class A	7	225
Marketo Inc. (c)	9	256
Marvell Technology Group Ltd.	117	1,035
MasterCard Inc. - Class A	290	28,237
Maxim Integrated Products Inc.	82	3,109
MAXIMUS Inc. (d)	19	1,082
MaxLinear Inc. - Class A (c)	14	210
Mellanox Technologies Ltd. (c)	12	488
Mentor Graphics Corp.	28	518
MercadoLibre Inc. (d)	10	1,097
Mercury Systems Inc. (c)	9	166
Methode Electronics Inc.	10	319
Microchip Technology Inc. (d)	61	2,829
Micron Technology Inc. (c)	314	4,453
Microsemi Corp. (c) (d)	28	918
Microsoft Corp.	2,207	122,432
MicroStrategy Inc. - Class A (c)	3	497
Mitel Networks Corp. (c)	26	202
MKS Instruments Inc.	15	550
MobileIron Inc. (c) (d)	7	26
MoneyGram International Inc. (c)	6	36
Monolithic Power Systems Inc.	11	724
Monotype Imaging Holdings Inc.	12	273

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
Monster Worldwide Inc. (c) (d)	26	147
Motorola Solutions Inc.	46	3,132
MTS Systems Corp. (d)	4	251
Multi-Fineline Electronix Inc. (c)	2	49
Nanometrics Inc. (c)	7	104
National Instruments Corp.	29	832
NCR Corp. (c)	46	1,132
Net 1 UEPS Technologies Inc. (c)	11	153
NetApp Inc. (d)	88	2,334
NetGear Inc. (c)	9	380
NetScout Systems Inc. (c)	28	867
NetSuite Inc. (c) (d)	11	952
NeuStar Inc. - Class A (c) (d)	15	359
New Relic Inc. (c) (d)	6	213
Newport Corp. (c)	13	202
NIC Inc.	19	366
Nimble Storage Inc. (c) (d)	9	86
Nuance Communications Inc. (c)	73	1,444
NVE Corp.	1	48
Nvidia Corp. (d)	156	5,154
Omnivision Technologies Inc. (c)	17	500
ON Semiconductor Corp. (c)	122	1,196
OPOWER Inc. (c) (d)	3	36
Oracle Corp.	1,008	36,819
OSI Systems Inc. (c)	6	496
Palo Alto Networks Inc. (c)	21	3,659
Pandora Media Inc. (c)	60	800
Park Electrochemical Corp.	5	80
Paychex Inc.	94	4,988
Paycom Software Inc. (c) (d)	12	456
Paylocity Holding Corp. (c)	6	237
PayPal Holdings Inc. (c)	319	11,552
PC Connection Inc.	2	47
PDF Solutions Inc. (c)	7	78
Pegasystems Inc.	10	286
Perficient Inc. (c)	11	195
Photronics Inc. (c)	20	249
Plantronics Inc. (d)	11	503
Plexus Corp. (c)	10	355
PMC - Sierra Inc. (c)	53	616
Polycom Inc. (c)	40	499
Power Integrations Inc.	9	438
Progress Software Corp. (c)	14	332
Proofpoint Inc. (c) (d)	11	697
PROS Holdings Inc. (c) (d)	8	186
PTC Inc. (c)	33	1,140
Q2 Holdings Inc. (c)	7	178
QAD Inc. - Class A	2	45
QLIK Technologies Inc. (c)	27	865
QLogic Corp. (c)	26	323
Qorvo Inc. (c) (d)	43	2,207
QUALCOMM Inc.	457	22,828
Qualys Inc. (c)	6	208
Quantum Corp. (c) (d)	69	64
Quotient Technology Inc. (c) (d)	19	132
Rackspace Hosting Inc. (c)	33	841
Rambus Inc. (c) (d)	34	393
Rapid7 Inc. (c) (d)	2	32
RealD Inc. (c)	12	122
RealPage Inc. (c)	13	303
Red Hat Inc. (c)	53	4,411
RetailMeNot Inc. (c)	7	68
Rofin-Sinar Technologies Inc. (c)	8	212
Rogers Corp. (c)	5	261
Rovi Corp. (c) (d)	27	456
Rubicon Project Inc. (c)	8	129
Ruckus Wireless Inc. (c)	23	251
Rudolph Technologies Inc. (c)	10	139

	Shares	Value
Sabre Corp.	52	1,459
Salesforce.com Inc. (c)	181	14,200
SanDisk Corp.	59	4,510
Sanmina Corp. (c)	23	466
ScanSource Inc. (c)	7	237
Science Applications International Corp. (d)	12	536
SciQuest Inc. (c)	8	102
Seagate Technology (d)	88	3,220
Semtech Corp. (c)	20	377
ServiceNow Inc. (c)	43	3,749
ServiceSource International Inc. (c)	14	64
ShoreTel Inc. (c)	17	151
Shutterstock Inc. (c) (d)	6	203
Silicon Laboratories Inc. (c)	11	553
Silver Spring Networks Inc. (c)	9	133
Skyworks Solutions Inc.	55	4,254
SolarEdge Technologies Inc. (c) (d)	4	106
SolarWinds Inc. (c)	20	1,193
Solera Holdings Inc.	20	1,078
Sonus Networks Inc. (c)	10	74
Splunk Inc. (c) (d)	36	2,124
SPS Commerce Inc. (c)	5	339
SS&C Technologies Holdings Inc.	25	1,709
Stamps.com Inc. (c)	4	474
SunEdison Inc. (c) (d)	93	471
SunEdison Semiconductor Ltd. (c)	12	93
SunPower Corp. (c) (d)	16	476
Super Micro Computer Inc. (c) (d)	10	251
Sykes Enterprises Inc. (c)	11	328
Symantec Corp.	199	4,172
Synaptics Inc. (c) (d)	10	826
Synchronoss Technologies Inc. (c) (d)	11	382
SYNNEX Corp. (d)	9	780
Synopsys Inc. (c)	45	2,054
Syntel Inc. (c)	10	432
Tableau Software Inc. - Class A (c)	15	1,396
Take-Two Interactive Software Inc. (c) (d)	24	849
Tangoe Inc. (c)	11	91
TE Connectivity Ltd.	117	7,572
Tech Data Corp. (c) (d)	11	697
TeleNav Inc. (c)	5	29
TeleTech Holdings Inc.	5	146
Teradata Corp. (c) (d)	41	1,077
Teradyne Inc.	61	1,261
Tessera Technologies Inc. (d)	14	405
Texas Instruments Inc.	298	16,357
Textura Corp. (c) (d)	5	104
TiVo Inc. (c)	26	228
Total System Services Inc.	48	2,402
Travelport Worldwide Ltd.	29	370
Trimble Navigation Ltd. (c)	74	1,578
TrueCar Inc. (c) (d)	11	103
TTM Technologies Inc. (c)	15	100
TubeMogul Inc. (c) (d)	5	74
Twitter Inc. (c) (d)	167	3,864
Tyler Technologies Inc. (c) (d)	9	1,643
Ubiquiti Networks Inc. (c) (d)	9	271
Ultimate Software Group Inc. (c) (d)	8	1,564
Ultratech Inc. (c)	7	147
Unisys Corp. (c) (d)	13	142
Universal Display Corp. (c)	12	657
Vantiv Inc. - Class A (c)	45	2,149
Varonis Systems Inc. (c)	2	36
VASCO Data Security International Inc. (c) (d)	9	158
Veeco Instruments Inc. (c) (d)	13	262
VeriFone Systems Inc. (c)	34	944
Verint Systems Inc. (c)	18	711
VeriSign Inc. (c) (d)	30	2,598

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2015

	Shares	Value
ViaSat Inc. (c) (d)	13	784
Viavi Solutions Inc. (c)	67	410
Virtusa Corp. (c)	8	315
Visa Inc. - Class A	567	43,966
Vishay Intertechnology Inc. (d)	42	503
VMware Inc. - Class A (c) (d)	23	1,295
Web.com Group Inc. (c)	13	251
WebMD Health Corp. - Class A (c) (d)	10	465
Western Digital Corp.	67	3,995
Western Union Co. (d)	148	2,652
WEX Inc. (c)	11	1,007
Workday Inc. - Class A (c)	32	2,576
Workiva Inc. - Class A (c)	5	96
Xcerra Corp. (c)	18	106
Xerox Corp.	297	3,156
Xilinx Inc.	76	3,549
XO Group Inc. (c)	7	118
Xura Inc. (c)	6	151
Yahoo! Inc. (c)	259	8,616
Yelp Inc. - Class A (c)	19	541
Zebra Technologies Corp. - Class A (c)	15	1,075
Zendesk Inc. (c)	14	377
Zillow Group Inc. - Class C (c) (d)	28	655
Zynga Inc. - Class A (c)	222	594

		1,274,966

TELECOMMUNICATION SERVICES - 0.0%
RingCentral Inc. - Class A (c)	14	331

Total Common Stocks (cost $1,076,571)		1,275,309

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.8%
JNL Money Market Fund, 0.19% (a) (b)	9,912	9,912

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.39% (a) (b)	19,410	19,410

Total Short Term Investments (cost $29,322)		29,322

Total Investments - 102.0% (cost $1,105,893)		1,304,631
Other Assets and Liabilities, Net - (2.0%)		(25,383)

Total Net Assets - 100.0%		$1,279,248

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Schedules of Investments

December 31, 2015

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
*

A Summary Schedule of Investments is presented for this portfolio. For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2015. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Abbreviations:

“-” Amount rounds to less than one thousand ADR - American Depositary Receipt ETF - Exchange Traded Fund MSCI - Morgan Stanley Capital International	NASDAQ - National Association of Securities Dealers Automated Quotations REIT - Real Estate Investment Trust S&P - Standard & Poor’s SPDR - Standard & Poor’s Depository Receipt

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund (the “Funds”), including the summary schedules of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of December 31, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedules of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedule of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of investments referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2015, and the results of their operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2016

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 7, 2016

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.